                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2013
                         -------------------------

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2013

SUNAMERICA
Income Funds

[PHOTO]





[LOGO]

        SEPTEMBER 30, 2013                                    SEMI-ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SUNAMERICA U.S. GOVERNMENT SECURITIES FUND (SGTAX)

SUNAMERICA GNMA FUND (GNMAX)

SUNAMERICA STRATEGIC BOND FUND (SDIAX)

SUNAMERICA HIGH YIELD BOND FUND (SHNAX)

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENTS OF ASSETS AND LIABILITIES........................  6
        STATEMENTS OF OPERATIONS....................................  8
        STATEMENTS OF CHANGES IN NET ASSETS.........................  9
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 15
        NOTES TO FINANCIAL STATEMENTS............................... 63
        APPROVAL OF ADVISORY AGREEMENTS............................. 83

        SHAREHOLDER LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Income Funds for the six months ended September 30, 2013. It was a period wherein fixed income market performance was pressured, primarily by expectations that the U.S. Federal Reserve (the "Fed") might taper its asset purchases via its quantitative easing program. For the semi-annual period overall, the Barclays U.S. Aggregate Bond Index*, a broad measure of the U.S. fixed income market, returned -1.77%.

Fed Chair Bernanke first hinted at policy tightening in May 2013, stoking market speculation that tapering might begin sooner than expected. He added to those fears in June, suggesting the Fed might begin narrowing its quantitative easing program toward a mid-2014 endpoint if the economy strengthened sufficiently. Even as the Fed noted that downside economic risks had declined and employment trends were strengthening, it stated it did not expect to begin raising the federal funds rate until 2015. In contrast to the Fed's more hawkish rhetoric, the European Central Bank (ECB) noted it was "clearly too early" to end its accommodative stance. As speculation the Fed would cut stimulus sooner than expected roiled financial markets, global sovereign yields, including U.S. Treasury yields, rose sharply during the second calendar quarter. The U.S. Treasury curve steepened, as long-term rates increased more than short-term rates. While virtually all fixed income sectors posted negative absolute returns during the quarter, performance relative to government bonds was mixed. Indeed, performance patterns were somewhat unusual during the quarter, with significant dispersion across sectors, regions, maturities and issuers. Overall, investment grade corporate bonds and emerging market debt underperformed U.S. Treasury securities during the quarter. Commercial mortgage-backed securities and agency mortgage-backed securities performed rather in line with U.S. Treasury securities, and asset-backed securities and high yield corporate bonds modestly outpaced U.S. Treasury securities as a whole though also posted negative returns.

As the third quarter of 2013 began, the Fed's tilt toward a reduction in asset purchases continued to drive interest rates higher. Ongoing anticipation surrounding the Fed's potential tapering also served to heighten volatility broadly across the global fixed income markets. Debate over the successor to Fed Chair Bernanke added to concerns about future Fed policy. Government bond yields rose during July and continued to climb in August on speculation that Larry Summers might be the frontrunner. Having made dismissive remarks about the effectiveness of quantitative easing, it was widely believed the Fed would implement a significant shift in U.S. monetary policy under Mr. Summers. At its mid-September meeting, the Fed decided to keep its level of asset purchases unchanged, catching most market participants off guard. Fixed income assets -- both those considered traditional safe havens and those considered risk assets -- rallied in response. The shift in tone stemmed from the Fed's concern that the economy was not expanding as fast as it had hoped. It also cited fiscal headwinds in the form of sequestration spending cuts and the debt ceiling debate as potential obstacles to growth. Bernanke stressed that the pace of bond buying would be dependent on economic data and that the Fed would await further evidence the recovery was sustainable before tapering. Also in September 2013, Mr. Summers withdrew himself from consideration as the next Fed Chair. For the quarter, virtually all fixed income sectors posted positive, albeit modest, returns.

For the semi-annual period overall, U.S. Treasury securities posted negative returns, with U.S. Treasury yields rising across the yield curve, or spectrum of maturities. By the end of September 2013, the yield on the 10-year U.S. Treasury had risen approximately 75 basis points+ to 2.61%. U.S. high yield corporate bonds posted the strongest performance within the fixed income market, eking out a modestly positive return. Mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities also outperformed U.S. Treasury securities during the semi-annual period, but, posting negative absolute returns, did so more modestly. Generating more significant negative absolute returns, investment grade corporate bonds overall lagged U.S. Treasury securities, and emerging market debt was weakest within the fixed income market, as the combination of anticipation of the Fed tapering its quantitative easing program, U.S. economic growth outpacing emerging markets economic growth, worries over an economic slowdown in China and protests in Brazil and Turkey weighed on the sector.

On the following pages, you will find detailed financial statements and portfolio information for each of the SunAmerica Income Funds during the semi-annual period.

We thank you for being a part of the SunAmerica Income Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch us directly at 800-858-8850 or www.safunds.com.

Sincerely,

THE SUNAMERICA INCOME FUNDS INVESTMENT PROFESSIONALS

         Timothy Pettee       Robert Vanden Assem  Christopher Jones
         Andrew Doulos        Anthony King         John Yovanovic
         Andrew Sheridan      Rajeev Mittal        John Dunlevy





--------
Past performance is no guarantee of future results.

*The Barclays U.S. Aggregate Bond Index represents securities that are
 SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
+A basis point is 1/100/th/ of a percentage point.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2013 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2013 and held until September 30, 2013.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2013" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2013" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2013" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2013" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2013" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

                                              ACTUAL                                  HYPOTHETICAL
                            ------------------------------------------ ------------------------------------------
                                                                                     ENDING ACCOUNT
                                          ENDING ACCOUNT EXPENSES PAID                VALUE USING   EXPENSES PAID
                                           VALUE USING    DURING THE                 A HYPOTHETICAL  DURING THE      EXPENSE
                              BEGINNING       ACTUAL      SIX MONTHS     BEGINNING     5% ASSUMED    SIX MONTHS       RATIO
                            ACCOUNT VALUE   RETURN AT        ENDED     ACCOUNT VALUE   RETURN AT        ENDED         AS OF
                             AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30,  AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,
FUND                            2013           2013          2013*         2013           2013          2013*         2013*
----                        ------------- -------------- ------------- ------------- -------------- ------------- -------------
U.S. GOVERNMENT SECURITIES
  Class A#.................   $1,000.00      $960.07        $ 4.86       $1,000.00     $1,020.10       $ 5.01         0.99%
  Class B#.................   $1,000.00      $956.99        $ 8.05       $1,000.00     $1,016.85       $ 8.29         1.64%
  Class C#.................   $1,000.00      $956.94        $ 8.05       $1,000.00     $1,016.85       $ 8.29         1.64%
GNMA
  Class A#.................   $1,000.00      $963.63        $ 4.87       $1,000.00     $1,020.10       $ 5.01         0.99%
  Class B#.................   $1,000.00      $960.62        $ 8.06       $1,000.00     $1,016.85       $ 8.29         1.64%
  Class C#.................   $1,000.00      $960.70        $ 8.06       $1,000.00     $1,016.85       $ 8.29         1.64%
STRATEGIC BOND
  Class A..................   $1,000.00      $976.83        $ 6.54       $1,000.00     $1,018.45       $ 6.68         1.32%
  Class B..................   $1,000.00      $976.29        $ 9.81       $1,000.00     $1,015.14       $10.00         1.98%
  Class C..................   $1,000.00      $973.78        $ 9.75       $1,000.00     $1,015.19       $ 9.95         1.97%
HIGH YIELD BOND
  Class A#.................   $1,000.00      $998.08        $ 6.81       $1,000.00     $1,018.25       $ 6.88         1.36%
  Class B#.................   $1,000.00      $994.85        $10.05       $1,000.00     $1,014.99       $10.15         2.01%
  Class C#.................   $1,000.00      $995.00        $10.05       $1,000.00     $1,014.99       $10.15         2.01%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2013" and the "Expense Ratios" would have been higher.

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2013 --
        (UNAUDITED)


                                                                                               U.S. GOVERNMENT
                                                                                                 SECURITIES        GNMA
                                                                                                    FUND           FUND
                                                                                               --------------- ------------
ASSETS:
Investments at value (unaffiliated)*..........................................................  $124,679,497   $184,893,030
Repurchase agreements (cost approximates value)...............................................     2,682,000      3,311,000
                                                                                                ------------   ------------
Total investments.............................................................................   127,361,497    188,204,030
                                                                                                ------------   ------------
Cash..........................................................................................           118             86
Foreign cash*.................................................................................            --             --
Receivable for:
  Shares of beneficial interest sold..........................................................        15,824         52,235
  Dividends and interest......................................................................       424,138        525,572
  Investments sold............................................................................            --             --
Prepaid expenses and other assets.............................................................         2,584          2,766
Due from investment adviser for expense reimbursements/fee waivers............................        56,414         40,009
Unrealized appreciation on forward foreign currency contracts.................................            --             --
                                                                                                ------------   ------------
Total assets..................................................................................   127,860,575    188,824,698
                                                                                                ------------   ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed......................................................       309,601        399,246
  Investments purchased.......................................................................            --     27,469,896
  Investment advisory and management fees.....................................................        68,059         63,801
  Distribution and service maintenance fees...................................................        43,614         69,643
  Transfer agent fees and expenses............................................................        30,460         44,331
  Trustees' fees and expenses.................................................................         5,174          3,181
  Other accrued expenses......................................................................        70,516         72,223
  Dividends payable...........................................................................         9,878         25,361
                                                                                                ------------   ------------
Total liabilities.............................................................................       537,302     28,147,682
                                                                                                ------------   ------------
Net assets....................................................................................  $127,323,273   $160,677,016
                                                                                                ============   ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01..........................................................  $    135,099   $    149,451
Paid-in capital...............................................................................   125,168,168    168,325,894
                                                                                                ------------   ------------
                                                                                                 125,303,267    168,475,345
Accumulated undistributed net investment income (loss)........................................      (327,383)    (2,000,786)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options
 contracts, securities sold short and foreign exchange transactions...........................    (2,944,418)    (8,200,296)
Unrealized appreciation (depreciation) on investments.........................................     5,291,807      2,402,753
Unrealized appreciation (depreciation) on foreign exchange transactions.......................            --             --
                                                                                                ------------   ------------
Net assets....................................................................................  $127,323,273   $160,677,016
                                                                                                ============   ============
*Cost
  Investments (unaffiliated)..................................................................  $119,387,690   $182,490,277
                                                                                                ============   ============
  Foreign cash................................................................................  $         --   $         --
                                                                                                ============   ============

                                                                                                 STRATEGIC    HIGH YIELD
                                                                                                   BOND          BOND
                                                                                                   FUND          FUND
                                                                                               ------------  ------------
ASSETS:
Investments at value (unaffiliated)*.......................................................... $553,592,279  $108,220,550
Repurchase agreements (cost approximates value)...............................................    1,008,000     2,275,000
                                                                                               ------------  ------------
Total investments.............................................................................  554,600,279   110,495,550
                                                                                               ------------  ------------
Cash..........................................................................................    3,378,558       272,759
Foreign cash*.................................................................................      158,037            --
Receivable for:
  Shares of beneficial interest sold..........................................................      809,958        79,268
  Dividends and interest......................................................................    7,787,747     1,984,111
  Investments sold............................................................................   15,416,617     1,878,445
Prepaid expenses and other assets.............................................................        4,392         2,507
Due from investment adviser for expense reimbursements/fee waivers............................           --        30,902
Unrealized appreciation on forward foreign currency contracts.................................           --            54
                                                                                               ------------  ------------
Total assets..................................................................................  582,155,588   114,743,596
                                                                                               ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed......................................................    2,805,887       318,865
  Investments purchased.......................................................................   21,352,263     2,657,831
  Investment advisory and management fees.....................................................      291,330        69,222
  Distribution and service maintenance fees...................................................      307,248        55,362
  Transfer agent fees and expenses............................................................      114,971        29,327
  Trustees' fees and expenses.................................................................        3,757         2,641
  Other accrued expenses......................................................................      156,483        85,187
  Dividends payable...........................................................................      328,151        87,534
                                                                                               ------------  ------------
Total liabilities.............................................................................   25,360,090     3,305,969
                                                                                               ------------  ------------
Net assets.................................................................................... $556,795,498  $111,437,627
                                                                                               ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01.......................................................... $  1,613,375  $    320,027
Paid-in capital...............................................................................  623,713,710   172,439,934
                                                                                               ------------  ------------
                                                                                                625,327,085   172,759,961
Accumulated undistributed net investment income (loss)........................................     (979,314)      156,628
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions...........................  (56,375,501)  (52,403,732)
Unrealized appreciation (depreciation) on investments.........................................  (11,188,287)   (9,075,310)
Unrealized appreciation (depreciation) on foreign exchange transactions.......................       11,515            80
                                                                                               ------------  ------------
Net assets.................................................................................... $556,795,498  $111,437,627
                                                                                               ============  ============
*Cost
  Investments (unaffiliated).................................................................. $564,780,566  $117,295,860
                                                                                               ============  ============
  Foreign cash................................................................................ $    154,797  $         --
                                                                                               ============  ============

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                                                                    U.S. GOVERNMENT
                                                                                                      SECURITIES        GNMA
                                                                                                         FUND           FUND
                                                                                                    --------------- ------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.........................................................................................  $114,545,919   $119,964,470
Shares of beneficial interest issued and outstanding...............................................    12,153,582     11,168,852
Net asset value and redemption price per share (excluding any applicable contingent deferred sales
 charge)...........................................................................................  $       9.42   $      10.74
Maximum sales charge (4.75% of offering price).....................................................  $       0.47   $       0.54
                                                                                                     ------------   ------------
Maximum offering price to public...................................................................  $       9.89   $      11.28
                                                                                                     ============   ============
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets.........................................................................................  $  3,851,718   $ 11,736,015
Shares of beneficial interest issued and outstanding...............................................       408,551      1,089,620
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................  $       9.43   $      10.77
                                                                                                     ============   ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.........................................................................................  $  8,925,636   $ 28,976,531
Shares of beneficial interest issued and outstanding...............................................       947,793      2,686,595
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................  $       9.42   $      10.79
                                                                                                     ============   ============

                                                                                                     STRATEGIC   HIGH YIELD
                                                                                                       BOND         BOND
                                                                                                       FUND         FUND
                                                                                                    ------------ -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................................... $287,935,034 $68,580,476
Shares of beneficial interest issued and outstanding...............................................   83,554,001  19,729,107
Net asset value and redemption price per share (excluding any applicable contingent deferred sales
 charge)........................................................................................... $       3.45 $      3.48
Maximum sales charge (4.75% of offering price)..................................................... $       0.17 $      0.17
                                                                                                    ------------ -----------
Maximum offering price to public................................................................... $       3.62 $      3.65
                                                                                                    ============ ===========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................................... $ 49,324,044 $11,634,414
Shares of beneficial interest issued and outstanding...............................................   14,317,482   3,342,586
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................ $       3.45 $      3.48
                                                                                                    ============ ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................................... $219,536,420 $31,222,737
Shares of beneficial interest issued and outstanding...............................................   63,466,044   8,930,963
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................ $       3.46 $      3.50
                                                                                                    ============ ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 -- (UNAUDITED)

                                                                                                 U.S. GOVERNMENT
                                                                                                   SECURITIES        GNMA
                                                                                                      FUND           FUND
                                                                                                 --------------- -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)......................................................................   $        --   $        --
  Interest (unaffiliated).......................................................................     1,602,010     1,361,235
                                                                                                   -----------   -----------
   Total investment income*.....................................................................     1,602,010     1,361,235
                                                                                                   -----------   -----------
EXPENSES:
  Investment advisory and management fees.......................................................       431,923       453,721
  Distribution and service maintenance fees:
   Class A......................................................................................       206,513       248,118
   Class B......................................................................................        21,177        65,031
   Class C......................................................................................        53,286       192,547
  Transfer agent fees and expenses:
   Class A......................................................................................       140,667       167,696
   Class B......................................................................................         5,556        16,117
   Class C......................................................................................        13,015        45,531
  Registration fees:
   Class A......................................................................................        12,973        14,833
   Class B......................................................................................         7,419         7,062
   Class C......................................................................................        11,824        11,598
  Custodian and accounting fees.................................................................        34,291        75,595
  Reports to shareholders.......................................................................        14,203        24,544
  Audit and tax fees............................................................................        23,427        23,308
  Legal fees....................................................................................         5,049         5,614
  Trustees' fees and expenses...................................................................         5,711         9,242
  Interest expense..............................................................................            --           446
  Other expenses................................................................................         9,777        10,159
                                                                                                   -----------   -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments and custody
    credits.....................................................................................       996,811     1,371,162
   Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)............      (290,555)     (246,913)
                                                                                                   -----------   -----------
   Net expenses.................................................................................       706,256     1,124,249
                                                                                                   -----------   -----------
Net investment income (loss)....................................................................       895,754       236,986
                                                                                                   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)..........................................    (2,763,366)   (5,751,750)
Net realized foreign exchange gain (loss) on other assets and liabilities.......................            --            --
                                                                                                   -----------   -----------
Net realized gain (loss) on investments and foreign currencies..................................    (2,763,366)   (5,751,750)
                                                                                                   -----------   -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)..................    (3,675,170)   (2,662,062)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...............            --            --
                                                                                                   -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies................................    (3,675,170)   (2,662,062)
                                                                                                   -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies...................    (6,438,536)   (8,413,812)
                                                                                                   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................................   $(5,542,782)  $(8,176,826)
                                                                                                   ===========   ===========
*Net of foreign withholding taxes on interest and dividends of..................................   $        --   $        --
                                                                                                   ===========   ===========

                                                                                                   STRATEGIC    HIGH YIELD
                                                                                                   BOND FUND    BOND FUND
                                                                                                 ------------  -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)...................................................................... $     47,890  $    93,478
  Interest (unaffiliated).......................................................................   15,977,769    3,979,259
                                                                                                 ------------  -----------
   Total investment income*.....................................................................   16,025,659    4,072,737
                                                                                                 ------------  -----------
EXPENSES:
  Investment advisory and management fees.......................................................    1,950,635      449,700
  Distribution and service maintenance fees:
   Class A......................................................................................      552,545      128,835
   Class B......................................................................................      269,254       66,085
   Class C......................................................................................    1,256,864      165,416
  Transfer agent fees and expenses:
   Class A......................................................................................      361,879       88,709
   Class B......................................................................................       61,008       15,404
   Class C......................................................................................      284,916       38,395
  Registration fees:
   Class A......................................................................................       26,513       14,025
   Class B......................................................................................        6,852        8,185
   Class C......................................................................................       19,699        8,201
  Custodian and accounting fees.................................................................      156,819       39,352
  Reports to shareholders.......................................................................       65,443       13,693
  Audit and tax fees............................................................................       30,887       32,568
  Legal fees....................................................................................       10,865        4,218
  Trustees' fees and expenses...................................................................       27,263        5,464
  Interest expense..............................................................................           15          131
  Other expenses................................................................................       16,004       11,510
                                                                                                 ------------  -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments and custody
    credits.....................................................................................    5,097,461    1,089,891
   Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)............           --     (123,959)
                                                                                                 ------------  -----------
   Net expenses.................................................................................    5,097,461      965,932
                                                                                                 ------------  -----------
Net investment income (loss)....................................................................   10,928,198    3,106,805
                                                                                                 ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)..........................................   (3,365,292)     919,184
Net realized foreign exchange gain (loss) on other assets and liabilities.......................      (46,199)         775
                                                                                                 ------------  -----------
Net realized gain (loss) on investments and foreign currencies..................................   (3,411,491)     919,959
                                                                                                 ------------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)..................  (24,065,736)  (4,604,143)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...............       41,556        1,714
                                                                                                 ------------  -----------
Net unrealized gain (loss) on investments and foreign currencies................................  (24,024,180)  (4,602,429)
                                                                                                 ------------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies...................  (27,435,671)  (3,682,470)
                                                                                                 ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................. $(16,507,473) $  (575,665)
                                                                                                 ============  ===========
*Net of foreign withholding taxes on interest and dividends of.................................. $     31,136  $        --
                                                                                                 ============  ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                U.S. GOVERNMENT
                                                                                                SECURITIES FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2013       MARCH 31,
                                                                                           (UNAUDITED)      2013
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $    895,754  $  1,803,688
  Net realized gain (loss) on investments and foreign currencies.........................   (2,763,366)      635,015
  Net unrealized gain (loss) on investments and foreign currencies.......................   (3,675,170)      127,518
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................   (5,542,782)    2,566,221
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (1,171,099)   (2,407,603)
  Net investment income (Class B)........................................................      (28,432)      (66,885)
  Net investment income (Class C)........................................................      (71,675)     (193,462)
  Net realized gain on securities (Class A)..............................................           --    (1,485,196)
  Net realized gain on securities (Class B)..............................................           --       (64,225)
  Net realized gain on securities (Class C)..............................................           --      (181,121)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (1,271,206)   (4,398,492)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (4,596,459)    2,700,859
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (11,410,447)      868,588

NET ASSETS:
Beginning of period......................................................................  138,733,720   137,865,132
                                                                                          ------------  ------------
End of period+........................................................................... $127,323,273  $138,733,720
                                                                                          ============  ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $   (327,383) $     48,069
                                                                                          ============  ============

                                                                                                   GNMA FUND
                                                                                          ---------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED      FOR THE YEAR
                                                                                          SEPTEMBER 30,     ENDED
                                                                                              2013        MARCH 31,
                                                                                           (UNAUDITED)       2013
                                                                                          ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $    236,986  $     623,550
  Net realized gain (loss) on investments and foreign currencies.........................   (5,751,750)     5,819,811
  Net unrealized gain (loss) on investments and foreign currencies.......................   (2,662,062)    (7,628,267)
                                                                                          ------------  -------------
Net increase (decrease) in net assets resulting from operations..........................   (8,176,826)    (1,184,906)
                                                                                          ------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (1,437,119)    (5,347,575)
  Net investment income (Class B)........................................................      (89,697)      (279,727)
  Net investment income (Class C)........................................................     (263,832)    (1,102,427)
  Net realized gain on securities (Class A)..............................................           --       (639,911)
  Net realized gain on securities (Class B)..............................................           --        (46,181)
  Net realized gain on securities (Class C)..............................................           --       (185,523)
                                                                                          ------------  -------------
Total distributions to shareholders......................................................   (1,790,648)    (7,601,344)
                                                                                          ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).  (49,987,779)  (108,594,379)
                                                                                          ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (59,955,253)  (117,380,629)

NET ASSETS:
Beginning of period......................................................................  220,632,269    338,012,898
                                                                                          ------------  -------------
End of period+........................................................................... $160,677,016  $ 220,632,269
                                                                                          ============  =============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $ (2,000,786) $    (447,124)
                                                                                          ============  =============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)


                                                                                                   STRATEGIC
                                                                                                   BOND FUND
                                                                                          ---------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED      FOR THE YEAR
                                                                                          SEPTEMBER 30,     ENDED
                                                                                              2013        MARCH 31,
                                                                                           (UNAUDITED)       2013
                                                                                          -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $  10,928,198  $ 20,816,947
  Net realized gain (loss) on investments and foreign currencies.........................    (3,411,491)   19,525,014
  Net unrealized gain (loss) on investments and foreign currencies.......................   (24,024,180)    6,595,507
                                                                                          -------------  ------------
Net increase (decrease) in net assets resulting from operations..........................   (16,507,473)   46,937,468
                                                                                          -------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................    (5,989,153)  (12,197,323)
  Net investment income (Class B)........................................................      (843,366)   (1,852,378)
  Net investment income (Class C)........................................................    (3,956,749)   (8,911,106)
  Net realized gain on securities (Class A)..............................................            --            --
  Net realized gain on securities (Class B)..............................................            --            --
  Net realized gain on securities (Class C)..............................................            --            --
                                                                                          -------------  ------------
Total distributions to shareholders......................................................   (10,789,268)  (22,960,807)
                                                                                          -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (80,407,857)   37,772,753
                                                                                          -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (107,704,598)   61,749,414

NET ASSETS:
Beginning of period......................................................................   664,500,096   602,750,682
                                                                                          -------------  ------------
End of period+........................................................................... $ 556,795,498  $664,500,096
                                                                                          =============  ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $    (979,314) $ (1,118,244)
                                                                                          =============  ============

                                                                                                  HIGH YIELD
                                                                                                   BOND FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2013       MARCH 31,
                                                                                           (UNAUDITED)      2013
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $  3,106,805  $  7,093,091
  Net realized gain (loss) on investments and foreign currencies.........................      919,959     1,616,264
  Net unrealized gain (loss) on investments and foreign currencies.......................   (4,602,429)    4,749,186
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................     (575,665)   13,458,541
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (1,937,357)   (4,437,764)
  Net investment income (Class B)........................................................     (305,098)     (658,906)
  Net investment income (Class C)........................................................     (763,229)   (1,809,761)
  Net realized gain on securities (Class A)..............................................           --            --
  Net realized gain on securities (Class B)..............................................           --            --
  Net realized gain on securities (Class C)..............................................           --            --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (3,005,684)   (6,906,431)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (7,029,409)  (14,215,891)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (10,610,758)   (7,663,781)

NET ASSETS:
Beginning of period......................................................................  122,048,385   129,712,166
                                                                                          ------------  ------------
End of period+........................................................................... $111,437,627  $122,048,385
                                                                                          ============  ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $    156,628  $     55,507
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS

                                                              U.S. GOVERNMENT SECURITIES FUND
                                                              -------------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET                 NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET              ASSETS,
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,             END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2)   (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------   --------
                                                                          CLASS A
                                                                          -------
 03/31/09     $ 9.68     $0.26      $ 0.36      $ 0.62     $(0.28)     $   --     $(0.28) $10.02    6.52%    $178,963
 03/31/10      10.02      0.21       (0.28)      (0.07)     (0.21)      (0.19)     (0.40)   9.55   (0.75)(4)  159,028
 03/31/11       9.55      0.17        0.13        0.30      (0.18)      (0.16)     (0.34)   9.51    3.12      143,978
 03/31/12       9.51      0.17        0.62        0.79      (0.22)      (0.02)     (0.24)  10.06    8.34(5)   118,434
 03/31/13      10.06      0.14        0.05        0.19      (0.21)      (0.13)     (0.34)   9.91    1.84      121,807
 09/30/13+      9.91      0.07       (0.46)      (0.39)     (0.10)         --      (0.10)   9.42   (3.99)     114,546
                                                                          CLASS B
                                                                          -------
 03/31/09     $ 9.68     $0.20      $ 0.35      $ 0.55     $(0.21)     $   --     $(0.21) $10.02    5.83%    $ 15,803
 03/31/10      10.02      0.16       (0.29)      (0.13)     (0.14)      (0.19)     (0.33)   9.56   (1.29)(4)    8,578
 03/31/11       9.56      0.11        0.11        0.22      (0.11)      (0.16)     (0.27)   9.51    2.35        5,710
 03/31/12       9.51      0.11        0.62        0.73      (0.15)      (0.02)     (0.17)  10.07    7.74(5)     4,758
 03/31/13      10.07      0.08        0.04        0.12      (0.14)      (0.13)     (0.27)   9.92    1.18        4,701
 09/30/13+      9.92      0.04       (0.47)      (0.43)     (0.06)         --      (0.06)   9.43   (4.30)       3,852
                                                                          CLASS C
                                                                          -------
 03/31/09     $ 9.67     $0.20      $ 0.35      $ 0.55     $(0.21)     $   --     $(0.21) $10.01    5.83%    $ 20,094
 03/31/10      10.01      0.15       (0.28)      (0.13)     (0.14)      (0.19)     (0.33)   9.55   (1.30)(4)   14,894
 03/31/11       9.55      0.11        0.11        0.22      (0.11)      (0.16)     (0.27)   9.50    2.35       13,161
 03/31/12       9.50      0.11        0.61        0.72      (0.15)      (0.02)     (0.17)  10.05    7.64(5)    14,673
 03/31/13      10.05      0.08        0.05        0.13      (0.14)      (0.13)     (0.27)   9.91    1.28       12,226
 09/30/13+      9.91      0.04       (0.47)      (0.43)     (0.06)         --      (0.06)   9.42   (4.31)       8,926



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------


    0.99%         2.73%         84%
    0.99          2.17         472
    0.99          1.77         254
    0.99          1.73         152
    0.99          1.40          89
    0.99(6)       1.42(6)       50


    1.64%         2.08%         84%
    1.64          1.59         472
    1.64          1.10         254
    1.64          1.09         152
    1.64          0.75          89
    1.64(6)       0.78(6)       50


    1.64%         2.05%         84%
    1.64          1.55         472
    1.64          1.12         254
    1.64          1.08         152
    1.64          0.76          89
    1.64(6)       0.78(6)       50

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/09 03/31/10 03/31/11 03/31/12 03/31/13 09/30/13+(6)
                                         -------- -------- -------- -------- -------- ------------
U.S. Government Securities Fund Class A.   0.35%    0.38%    0.37%    0.39%    0.40%      0.41%
U.S. Government Securities Fund Class B.   0.40     0.50     0.53     0.60     0.59       0.76
U.S. Government Securities Fund Class C.   0.40     0.44     0.44     0.46     0.45       0.62

(4)The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized from a violation of an investment restriction.
(5)The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(6)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                        GNMA FUND
                                                                        ---------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,    RATIO OF
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF     EXPENSES
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         CLASS A
                                                                         -------
 03/31/09     $11.53     $ 0.37     $ 0.41      $ 0.78     $(0.42)     $(0.11)    $(0.53) $11.78    6.98%  $346,091     0.99%
 03/31/10      11.78       0.27       0.14        0.41      (0.29)      (0.18)     (0.47)  11.72    3.55    290,728     0.99
 03/31/11      11.72       0.31       0.24        0.55      (0.36)      (0.35)     (0.71)  11.56    4.79    243,801     0.99
 03/31/12      11.56       0.21       0.55        0.76      (0.33)      (0.37)     (0.70)  11.62    6.69    257,413     0.99
 03/31/13      11.62       0.04      (0.07)      (0.03)     (0.29)      (0.04)     (0.33)  11.26   (0.34)   158,830     0.99
 09/30/13+     11.26       0.02      (0.43)      (0.41)     (0.11)         --      (0.11)  10.74   (3.64)   119,964     0.99(4)
                                                                         CLASS B
                                                                         -------
 03/31/09     $11.56     $ 0.31     $ 0.40      $ 0.71     $(0.35)     $(0.11)    $(0.46) $11.81    6.28%  $ 44,467     1.64%
 03/31/10      11.81       0.20       0.13        0.33      (0.21)      (0.18)     (0.39)  11.75    2.88     31,715     1.64
 03/31/11      11.75       0.23       0.25        0.48      (0.29)      (0.35)     (0.64)  11.59    4.11     19,293     1.64
 03/31/12      11.59       0.14       0.55        0.69      (0.26)      (0.37)     (0.63)  11.65    5.99     15,595     1.64
 03/31/13      11.65      (0.03)     (0.08)      (0.11)     (0.21)      (0.04)     (0.25)  11.29   (0.97)    14,331     1.64
 09/30/13+     11.29      (0.01)     (0.43)      (0.44)     (0.08)         --      (0.08)  10.77   (3.94)    11,736     1.64(4)
                                                                         CLASS C
                                                                         -------
 03/31/09     $11.57     $ 0.28     $ 0.43      $ 0.71     $(0.35)     $(0.11)    $(0.46) $11.82    6.27%  $ 75,943     1.64%
 03/31/10      11.82       0.19       0.15        0.34      (0.21)      (0.18)     (0.39)  11.77    2.96     72,985     1.64
 03/31/11      11.77       0.23       0.24        0.47      (0.29)      (0.35)     (0.64)  11.60    4.02     61,310     1.64
 03/31/12      11.60       0.13       0.57        0.70      (0.26)      (0.37)     (0.63)  11.67    6.07     65,005     1.64
 03/31/13      11.67      (0.03)     (0.08)      (0.11)     (0.21)      (0.04)     (0.25)  11.31   (0.97)    47,471     1.64
 09/30/13+     11.31      (0.01)     (0.43)      (0.44)     (0.08)         --      (0.08)  10.79   (3.93)    28,977     1.64(4)



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


     3.32%        73%
     2.28        104
     2.59        148
     1.76         96
     0.38        150
     0.42(4)      40


     2.67%        73%
     1.63        104
     1.89        148
     1.14         96
    (0.27)       150
    (0.23)(4)     40


     2.55%        73%
     1.63        104
     1.94        148
     1.12         96
    (0.26)       150
    (0.24)(4)     40

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                               03/31/09 03/31/10 03/31/11 03/31/12 03/31/13 09/30/13+(4)
                               -------- -------- -------- -------- -------- ------------
GNMA Fund Class A.............   0.13%    0.15%    0.15%    0.15%    0.18%      0.24%
GNMA Fund Class B.............   0.15     0.19     0.21     0.22     0.25       0.34
GNMA Fund Class C.............   0.15     0.16     0.17     0.17     0.19       0.28

(4)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                STRATEGIC BOND FUND
                                                                -------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS           NET               NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET             ASSET            ASSETS,   RATIO OF
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,            END OF    EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF    TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD+ RETURN(2) (000'S)  NET ASSETS
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------- --------- -------- ----------
                                                                      CLASS A
                                                                      -------
 03/31/09      $3.50     $0.21      $(0.71)     $(0.50)    $(0.27)       $--      $(0.27)  $2.73   (14.67)% $227,601    1.31%
 03/31/10       2.73      0.19        0.62        0.81      (0.21)        --       (0.21)   3.33    30.31    287,960    1.29
 03/31/11       3.33      0.19        0.15        0.34      (0.21)        --       (0.21)   3.46    10.45    255,546    1.31
 03/31/12       3.46      0.16        0.02        0.18      (0.19)        --       (0.19)   3.45     5.30    299,325    1.31
 03/31/13       3.45      0.13        0.16        0.29      (0.14)        --       (0.14)   3.60     8.64    336,759    1.30
 09/30/13+      3.60      0.07       (0.15)      (0.08)     (0.07)        --       (0.07)   3.45    (2.32)   287,935    1.32(3)
                                                                      CLASS B
                                                                      -------
 03/31/09      $3.50     $0.19      $(0.71)     $(0.52)    $(0.25)       $--      $(0.25)  $2.73   (15.25)% $ 38,281    1.99%
 03/31/10       2.73      0.17        0.61        0.78      (0.19)        --       (0.19)   3.32    29.05     50,125    1.97
 03/31/11       3.32      0.16        0.17        0.33      (0.19)        --       (0.19)   3.46    10.04     52,171    1.98
 03/31/12       3.46      0.14        0.01        0.15      (0.16)        --       (0.16)   3.45     4.60     52,000    1.98
 03/31/13       3.45      0.11        0.15        0.26      (0.12)        --       (0.12)   3.59     7.62     56,776    1.97
 09/30/13+      3.59      0.06       (0.14)      (0.08)     (0.06)        --       (0.06)   3.45    (2.37)    49,324    1.98(3)
                                                                      CLASS C
                                                                      -------
 03/31/09      $3.51     $0.19      $(0.71)     $(0.52)    $(0.25)       $--      $(0.25)  $2.74   (15.16)% $200,180    1.96%
 03/31/10       2.74      0.17        0.62        0.79      (0.19)        --       (0.19)   3.34    29.39    256,239    1.94
 03/31/11       3.34      0.17        0.16        0.33      (0.19)        --       (0.19)   3.48    10.04    250,040    1.96
 03/31/12       3.48      0.14        0.02        0.16      (0.17)        --       (0.17)   3.47     4.63    251,425    1.96
 03/31/13       3.47      0.11        0.15        0.26      (0.12)        --       (0.12)   3.61     7.62    270,965    1.94
 09/30/13+      3.61      0.06       (0.15)      (0.09)     (0.06)        --       (0.06)   3.46    (2.62)   219,536    1.97(3)



  RATIO
  OF NET
INVESTMENT
INCOME TO
 AVERAGE   PORTFOLIO
NET ASSETS TURNOVER
---------- ---------


   6.54%      112%
   6.13       157
   5.50       152
   4.72       144
   3.70       166
   3.84(3)     84


   6.00%      112%
   5.44       157
   4.83       152
   4.07       144
   3.02       166
   3.18(3)     84


   6.03%      112%
   5.48       157
   4.85       152
   4.09       144
   3.05       166
   3.19(3)     84

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                  HIGH YIELD BOND FUND
                                                                  --------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,   RATIO OF
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENT   BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------
                                                                        CLASS A
                                                                        -------
 03/31/09      $4.16     $0.38      $(1.69)     $(1.31)    $(0.33)       $--      $(0.33) $2.52   (32.66)% $59,210     1.36%
 03/31/10       2.52      0.29        0.89        1.18      (0.34)        --       (0.34)  3.36    48.44    79,245     1.36
 03/31/11       3.36      0.25        0.16        0.41      (0.27)        --       (0.27)  3.50    12.76    76,156     1.36
 03/31/12       3.50      0.23       (0.08)       0.15      (0.25)        --       (0.25)  3.40     4.52    81,477     1.36
 03/31/13       3.40      0.20        0.18        0.38      (0.20)        --       (0.20)  3.58    11.42    74,175     1.36
 09/30/13+      3.58      0.10       (0.11)      (0.01)     (0.09)        --       (0.09)  3.48    (0.19)   68,580     1.36(4)
                                                                        CLASS B
                                                                        -------
 03/31/09      $4.17     $0.36      $(1.69)     $(1.33)    $(0.31)       $--      $(0.31) $2.53   (33.00)% $17,018     2.01%
 03/31/10       2.53      0.27        0.89        1.16      (0.32)        --       (0.32)  3.37    47.35    18,186     2.01
 03/31/11       3.37      0.23        0.16        0.39      (0.25)        --       (0.25)  3.51    12.02    15,818     2.01
 03/31/12       3.51      0.21       (0.09)       0.12      (0.23)        --       (0.23)  3.40     3.55    11,512     2.01
 03/31/13       3.40      0.18        0.17        0.35      (0.17)        --       (0.17)  3.58    10.70    13,956     2.01
 09/30/13+      3.58      0.09       (0.11)      (0.02)     (0.08)        --       (0.08)  3.48    (0.52)   11,634     2.01(4)
                                                                        CLASS C
                                                                        -------
 03/31/09      $4.18     $0.36      $(1.69)     $(1.33)    $(0.31)       $--      $(0.31) $2.54   (32.90)% $33,394     2.01%
 03/31/10       2.54      0.27        0.89        1.16      (0.32)        --       (0.32)  3.38    47.21    44,656     2.01
 03/31/11       3.38      0.23        0.17        0.40      (0.25)        --       (0.25)  3.53    12.33    39,301     2.01
 03/31/12       3.53      0.21       (0.09)       0.12      (0.23)        --       (0.23)  3.42     3.56    36,723     2.01
 03/31/13       3.42      0.18        0.18        0.36      (0.18)        --       (0.18)  3.60    10.67    33,918     2.01
 09/30/13+      3.60      0.09       (0.11)      (0.02)     (0.08)        --       (0.08)  3.50    (0.50)   31,223     2.01(4)



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


    10.74%        77%
     9.34        110
     7.47         48
     6.72         52
     5.82         44
     5.43(4)      25


    10.18%        77%
     8.77        110
     6.84         48
     6.19         52
     5.16         44
     4.78(4)      25


    10.16%        77%
     8.70        110
     6.83         48
     6.11         52
     5.18         44
     4.78(4)      25

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/09 03/31/10 03/31/11 03/31/12 03/31/13 09/30/13+(4)
                                         -------- -------- -------- -------- -------- ------------
High Yield Bond Fund Class A............   0.14%    0.18%    0.16%    0.18%    0.16%      0.20%
High Yield Bond Fund Class B............   0.16     0.23     0.21     0.25     0.22       0.28
High Yield Bond Fund Class C............   0.15     0.18     0.16     0.19     0.16       0.20

(4)Annualized

See Notes to Financial Statements

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2013 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                    United States Treasury Bills....  28.3%
                    Government National Mtg. Assoc..  27.5
                    United States Treasury Notes....  26.2
                    United States Treasury Bonds....  15.3
                    Repurchase Agreement............   2.1
                    Federal Farm Credit Bank........   0.4
                    Small Business Administration...   0.2
                                                     -----
                                                     100.0%
                                                     =====

CREDIT QUALITY ALLOCATION+#

                               Aaa........  99.7%
                               Not Rated@.   0.3
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)


                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 28.1%
        FEDERAL FARM CREDIT BANK -- 0.4%
           6.30% due 12/03/2013.................. $  500,000 $  505,354
                                                             ----------
        FEDERAL NATIONAL MTG. ASSOC. -- 0.0%
           8.00% due 01/01/2023..................      5,851      5,873
           11.00% due 02/01/2015.................          8          9
           11.50% due 09/01/2019.................        445        452
                                                             ----------
                                                                  6,334
                                                             ----------
        GOVERNMENT NATIONAL MTG. ASSOC. -- 27.5%
           4.50% due 05/15/2018..................    194,858    209,051
           4.50% due 08/15/2018..................    325,054    348,756
           4.50% due 09/15/2018..................    865,210    926,436
           4.50% due 10/15/2018..................    911,463    973,538
           4.50% due 09/15/2033..................    895,251    970,207
           4.50% due 02/15/2039..................      7,834      8,416
           4.50% due 04/15/2039..................    336,545    361,429
           4.50% due 05/15/2039..................    426,089    457,998
           4.50% due 06/15/2039..................    157,775    169,519
           4.50% due 07/15/2039..................    139,913    150,372
           4.50% due 09/15/2039..................    569,757    612,384
           4.50% due 10/15/2039..................    617,120    663,504
           4.50% due 12/15/2039..................  1,066,241  1,149,476
           4.50% due 01/15/2040..................    642,953    693,153
           4.50% due 02/15/2040..................    760,322    817,541
           4.50% due 03/15/2040..................    741,129    798,147
           4.50% due 04/15/2040..................    516,281    556,818
           4.50% due 05/15/2040..................    426,052    459,391
           4.50% due 06/15/2040..................    643,101    695,596
           4.50% due 07/15/2040..................    794,358    856,485
           4.50% due 08/15/2040..................    334,207    360,285
           4.50% due 09/15/2040..................     13,785     14,822
           4.50% due 03/15/2041..................  1,464,823  1,580,610
           4.50% due 04/15/2041..................    150,014    163,765
           4.50% due 06/15/2041..................    889,624    964,311
           4.50% due 07/15/2041..................     49,717     53,805
           4.50% due 08/15/2041..................    867,323    934,900
           5.00% due 04/15/2018..................    842,178    895,295
           5.00% due 04/15/2033..................      7,314      7,955
           5.00% due 08/15/2033..................    552,406    606,211
           5.00% due 09/15/2033..................    252,082    277,403
           5.00% due 10/15/2033..................    165,876    182,402
           5.00% due 04/15/2034..................      6,370      6,987
           5.00% due 11/15/2034..................     64,858     71,148
           5.00% due 02/15/2035..................      4,836      5,308
           5.00% due 03/15/2035..................    103,572    112,657
           5.00% due 04/15/2035..................     16,271     17,858
           5.00% due 05/15/2035..................    500,923    544,869
           5.00% due 09/15/2035..................    232,688    255,063
           5.00% due 10/15/2035..................     33,284     36,473
           5.00% due 12/15/2035..................     18,035     19,763
           5.00% due 03/15/2036..................    322,149    350,422
           5.00% due 05/15/2036..................    302,125    330,817
           5.00% due 06/15/2036..................    200,882    220,028
           5.00% due 09/15/2036..................    529,949    579,090
           5.00% due 10/15/2036..................    243,803    265,790
           5.00% due 11/15/2036..................     13,260     14,425
           5.00% due 12/15/2036..................     79,761     86,935
           5.00% due 01/15/2037..................    806,765    881,164
           5.00% due 02/15/2037..................    242,138    263,480

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ------------------------------------------------------------------
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          5.00% due 03/15/2037..................... $  314,995 $  343,257
          5.00% due 04/15/2037.....................    318,212    346,745
          5.00% due 08/15/2038.....................  1,869,040  2,031,801
          5.50% due 11/15/2032.....................      2,646      2,912
          5.50% due 03/15/2033.....................     75,046     82,289
          5.50% due 04/15/2033.....................    195,646    216,172
          5.50% due 05/15/2033.....................    317,258    350,748
          5.50% due 06/15/2033.....................  1,549,182  1,709,897
          5.50% due 07/15/2033.....................    457,763    505,247
          5.50% due 10/15/2033.....................    385,684    427,114
          5.50% due 12/15/2033.....................     74,489     82,491
          5.50% due 01/15/2034.....................  1,241,876  1,371,455
          5.50% due 02/15/2034.....................    705,920    776,359
          6.00% due 01/15/2028.....................        541        598
          6.00% due 04/15/2028.....................    355,700    394,236
          6.00% due 04/15/2029.....................     18,926     21,019
          6.00% due 05/15/2029.....................     10,862     12,069
          6.00% due 06/15/2029.....................      4,771      5,269
          6.00% due 04/15/2031.....................      9,987     11,175
          6.00% due 05/15/2031.....................     12,864     14,402
          6.00% due 11/15/2031.....................    117,960    130,432
          6.00% due 12/15/2031.....................      3,372      3,724
          6.00% due 01/15/2032.....................     43,255     48,375
          6.00% due 02/15/2032.....................      7,996      8,851
          6.00% due 03/15/2032.....................      2,021      2,233
          6.00% due 08/15/2032.....................     96,116    107,737
          6.00% due 11/15/2032.....................     13,214     14,784
          6.00% due 12/15/2032.....................      4,830      5,334
          6.00% due 01/15/2033.....................     10,626     11,793
          6.00% due 02/15/2033.....................      7,963      8,794
          6.00% due 03/15/2033.....................     32,230     36,060
          6.00% due 04/15/2033.....................    154,210    172,193
          6.00% due 07/15/2033.....................     71,152     79,608
          6.00% due 08/15/2033.....................    604,041    676,605
          6.00% due 09/15/2033.....................    102,675    114,753
          6.00% due 10/15/2033.....................    394,797    438,249
          6.00% due 11/15/2033.....................     28,349     31,309
          6.00% due 12/15/2033.....................    246,897    276,465
          6.00% due 02/15/2034.....................     60,687     67,026
          6.00% due 05/15/2034.....................      8,535      9,519
          6.00% due 06/15/2034.....................     15,102     17,665
          6.00% due 07/15/2034.....................    396,354    439,494
          6.00% due 08/15/2034.....................     43,697     48,264
          6.00% due 09/15/2034.....................    128,597    143,490
          6.00% due 10/15/2034.....................    473,958    528,730
          6.00% due 12/15/2034.....................    141,145    155,895
          6.00% due 08/15/2035.....................     65,929     72,842
          6.50% due 02/15/2029.....................      4,766      5,348
          6.50% due 06/15/2031.....................      6,846      7,675
          6.50% due 07/15/2031.....................     19,474     21,828
          6.50% due 08/15/2031.....................     22,475     25,198
          6.50% due 09/15/2031.....................     61,075     68,494
          6.50% due 10/15/2031.....................     89,516    104,398
          6.50% due 11/15/2031.....................      3,058      3,439
          6.50% due 01/15/2032.....................      5,383      6,041
          6.50% due 02/15/2032.....................     82,307     92,286
          7.00% due 07/15/2023.....................      8,180      9,111
          7.00% due 10/15/2023.....................     21,711     21,789
          7.00% due 09/15/2025.....................     70,535     79,909
          7.00% due 03/20/2029.....................      7,710      9,105

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
      --------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES (CONTINUED)
      GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
         7.00% due 06/20/2029..................... $     1,111 $     1,312
         7.00% due 11/20/2030.....................      18,570      21,078
         7.50% due 04/15/2017.....................       1,488       1,494
         7.50% due 08/15/2023.....................      40,594      42,554
         7.50% due 09/15/2023.....................     191,344     203,647
         9.00% due 12/15/2016.....................       8,079       8,119
         11.00% due 08/20/2015....................          22          22
         11.00% due 09/20/2015....................          51          52
         11.50% due 05/20/2015....................         345         347
                                                               -----------
                                                                35,070,983
                                                               -----------
      SMALL BUSINESS ADMINISTRATION -- 0.2%
         6.30% due 06/01/2018.....................     222,871     238,322
                                                               -----------
      TOTAL U.S. GOVERNMENT AGENCIES
         (cost $33,565,106).......................              35,820,993
                                                               -----------
      U.S. GOVERNMENT TREASURIES -- 41.5%
      UNITED STATES TREASURY BONDS -- 15.3%
         3.88% due 08/15/2040.....................   1,000,000   1,042,031
         4.25% due 11/15/2040.....................   8,000,000   8,866,248
         4.75% due 02/15/2041.....................   8,000,000   9,586,248
                                                               -----------
                                                                19,494,527
                                                               -----------
      UNITED STATES TREASURY NOTES -- 26.2%
         0.88% due 09/15/2016.....................   4,000,000   4,029,376
         1.25% due 10/31/2015.....................   2,000,000   2,037,032
         1.50% due 07/31/2016.....................  16,000,000  16,404,992
         2.00% due 02/15/2022.....................   5,000,000   4,860,545
         2.50% due 08/15/2023.....................   5,000,000   4,949,220
         3.13% due 05/15/2019.....................   1,000,000   1,083,516
                                                               -----------
                                                                33,364,681
                                                               -----------
      TOTAL U.S. GOVERNMENT TREASURIES
         (cost $49,823,406).......................              52,859,208
                                                               -----------
      TOTAL LONG-TERM INVESTMENT SECURITIES
         (cost $83,388,512).......................              88,680,201
                                                               -----------

                                                PRINCIPAL      VALUE
                SECURITY DESCRIPTION             AMOUNT       (NOTE 2)
       ------------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 28.3%
       U.S. GOVERNMENT TREASURIES -- 28.3%
         United States Treasury Bills
          (0.05)% due 10/10/2013.............. $ 6,000,000  $  6,000,075
          0.00% due 10/17/2013................  17,000,000    17,000,000
          0.03% due 03/20/2014................   5,000,000     4,999,410
          0.04% due 10/24/2013................   8,000,000     7,999,811
                                                            ------------
       TOTAL SHORT-TERM INVESTMENT SECURITIES
          (cost $35,999,178)..................                35,999,296
                                                            ------------
       REPURCHASE AGREEMENT -- 2.1%
         State Street Bank and Trust Co.
          Joint Repurchase Agreement(1)
          (cost $2,682,000)...................   2,682,000     2,682,000
                                                            ------------
       TOTAL INVESTMENTS --
          (cost $122,069,690)(2)..............       100.0%  127,361,497
       Liabilities in excess of other assets..        (0.0)      (38,224)
                                               -----------  ------------
       NET ASSETS --                                 100.0% $127,323,273
                                               ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2013 (see Note 2):

                                     LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                         QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                    --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  U.S. Government Agencies:
   Federal Farm Credit Bank.........         $  --           $    505,354            $  --          $    505,354
   Federal National Mtg. Assoc......            --                  6,334               --                 6,334
   Government National Mtg. Assoc...            --             35,070,983               --            35,070,983
   Small Business Administration....            --                238,322                                238,322
  U.S. Government Treasuries:
   United States Treasury Bonds.....            --             19,494,527               --            19,494,527
   United States Treasury Notes.....            --             33,364,681               --            33,364,681
Short-Term Investment Securities:
   U.S. Government Treasuries.......            --             35,999,296               --            35,999,296
Repurchase Agreement................            --              2,682,000               --             2,682,000
                                             -----           ------------            -----          ------------
Total...............................         $  --           $127,361,497            $  --          $127,361,497
                                             =====           ============            =====          ============

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA GNMA FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2013 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                    Government National Mtg. Assoc..  97.0%
                    United States Treasury Bills....  10.6
                    United States Treasury Notes....   7.4
                    Repurchase Agreement............   2.1
                    Small Business Administration...   0.0
                                                     -----
                                                     117.1%
                                                     =====

CREDIT QUALITY ALLOCATION+#

                                  Aaa. 100.0%
                                       =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)


                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES -- 97.0%
       GOVERNMENT NATIONAL MTG. ASSOC. -- 97.0%
          3.00% due November TBA................ $13,000,000 $12,780,624
          3.50% due 11/15/2041..................   1,146,017   1,181,961
          3.50% due 01/15/2042..................     434,381     447,321
          3.50% due 02/15/2042..................     459,339     473,023
          3.50% due 03/15/2042..................   1,147,188   1,181,403
          3.50% due 06/15/2042..................   5,569,710   5,735,626
          3.50% due 07/15/2042..................   2,322,433   2,391,617
          3.50% due November TBA................  15,000,000  15,377,344
          4.00% due 03/15/2039..................     467,660     494,038
          4.00% due 04/15/2039..................     526,148     555,926
          4.00% due 05/15/2039..................      33,547      35,426
          4.00% due 06/15/2039..................   1,481,568   1,564,526
          4.00% due 08/15/2039..................     125,011     132,010
          4.00% due 11/15/2039..................      19,041      20,107
          4.00% due 12/15/2039..................     675,795     714,892
          4.00% due 08/15/2040..................     630,525     668,505
          4.00% due 09/15/2040..................   1,049,509   1,109,877
          4.00% due 11/15/2040..................     790,615     837,543
          4.00% due 12/15/2040..................   1,887,155   2,002,924
          4.00% due 01/15/2041..................      22,389      23,804
          4.00% due 02/15/2041..................     796,404     843,766
          4.00% due 03/15/2041..................     578,527     615,275
          4.00% due 04/15/2041..................     148,371     157,808
          4.00% due 06/15/2041..................      60,386      64,216
          4.00% due 07/15/2041..................   1,407,533   1,496,597
          4.00% due 08/15/2041..................   1,895,734   2,012,278
          4.00% due 09/15/2041..................   4,215,021   4,479,208
          4.00% due 10/15/2041..................   2,268,885   2,405,497
          4.00% due 11/15/2041..................   5,354,240   5,664,016
          4.00% due 12/15/2041..................   2,181,487   2,304,735
          4.00% due 01/15/2042..................   4,084,403   4,313,904
          4.00% due 02/15/2042..................   2,495,315   2,637,787
          4.00% due 03/15/2042..................     741,594     783,320
          4.00% due 04/15/2042..................     136,336     144,073
          4.00% due 05/15/2042..................     138,204     146,033
          4.00% due 06/15/2042..................   1,164,648   1,230,311
          4.50% due 05/15/2018..................     308,317     330,775
          4.50% due 08/15/2018..................     169,741     182,115
          4.50% due 09/15/2018..................     523,893     560,382
          4.50% due 10/15/2018..................     763,337     815,335
          4.50% due 08/15/2033..................      47,910      51,788
          4.50% due 09/15/2033..................     131,221     141,845
          4.50% due 10/15/2038..................     107,497     115,720
          4.50% due 12/15/2038..................      89,395      96,056
          4.50% due 02/15/2039..................      35,754      38,428
          4.50% due 03/15/2039..................     309,987     333,048
          4.50% due 04/15/2039..................      88,415      95,067
          4.50% due 05/15/2039..................   1,094,731   1,176,637
          4.50% due 06/15/2039..................   4,265,975   4,585,785
          4.50% due 07/15/2039..................   1,841,071   1,979,045
          4.50% due 08/15/2039..................     129,569     139,547
          4.50% due 09/15/2039..................     171,210     184,053
          4.50% due 10/15/2039..................      62,203      66,859
          4.50% due 11/15/2039..................     695,137     746,858
          4.50% due 12/15/2039..................     641,686     691,792
          4.50% due 01/15/2040..................      81,234      87,571
          4.50% due 02/15/2040..................   2,832,589   3,053,773
          4.50% due 03/15/2040..................     877,998     944,574

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ------------------------------------------------------------------
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          4.50% due 04/15/2040..................... $1,994,518 $2,149,737
          4.50% due 05/15/2040.....................    341,321    367,838
          4.50% due 06/15/2040.....................    678,579    731,267
          4.50% due 07/15/2040.....................    338,922    364,223
          4.50% due 08/15/2040.....................     41,914     45,181
          4.50% due 09/15/2040.....................    428,197    460,863
          4.50% due 10/15/2040.....................     41,480     44,712
          4.50% due 11/15/2040.....................    515,252    555,237
          4.50% due 01/15/2041.....................    538,106    582,506
          4.50% due 02/15/2041.....................    615,863    664,996
          4.50% due 03/15/2041.....................  2,500,357  2,698,869
          4.50% due 04/15/2041.....................  3,489,301  3,762,808
          4.50% due 05/15/2041.....................    775,275    838,078
          4.50% due 06/15/2041.....................    449,307    486,280
          4.50% due 07/15/2041.....................    315,820    340,316
          4.50% due 08/15/2041.....................    362,448    392,172
          5.00% due 03/15/2018.....................     99,380    105,592
          5.00% due 04/15/2018.....................  1,160,362  1,234,953
          5.00% due 05/15/2018.....................  2,083,077  2,214,000
          5.00% due 01/15/2033.....................      5,166      5,618
          5.00% due 05/15/2033.....................      3,712      4,077
          5.00% due 08/15/2033.....................    780,254    856,248
          5.00% due 09/15/2033.....................    826,622    914,646
          5.00% due 10/15/2033.....................  1,860,101  2,042,834
          5.00% due 04/15/2034.....................      9,517     10,347
          5.00% due 05/15/2034.....................     46,801     51,339
          5.00% due 11/15/2034.....................    221,908    243,428
          5.00% due 12/15/2034.....................    155,122    170,166
          5.00% due 08/15/2035.....................    888,183    974,245
          5.00% due 09/15/2035.....................      3,818      4,167
          5.00% due 10/15/2035.....................     30,693     33,639
          5.00% due 11/15/2035.....................     30,682     33,624
          5.00% due 12/15/2035.....................     12,731     13,953
          5.00% due 02/15/2036.....................     80,123     87,517
          5.00% due 04/15/2036.....................    147,069    161,030
          5.00% due 06/15/2036.....................    278,300    303,887
          5.00% due 07/15/2036.....................    111,490    121,265
          5.00% due 08/15/2036.....................      8,186      9,118
          5.00% due 09/15/2036.....................    218,129    238,962
          5.00% due 10/15/2036.....................     12,403     13,780
          5.00% due 11/15/2036.....................    112,500    122,352
          5.00% due 12/15/2036.....................    254,212    276,457
          5.00% due 01/15/2037.....................     98,722    107,406
          5.00% due 02/15/2037.....................    460,062    500,490
          5.00% due 04/15/2037.....................  1,606,593  1,752,802
          5.00% due 12/15/2037.....................      4,625      5,040
          5.00% due 04/15/2038.....................  1,496,111  1,627,459
          5.00% due 05/15/2038.....................    912,765    994,031
          5.00% due 06/15/2038.....................     62,554     68,075
          5.00% due 08/15/2038.....................    111,236    120,838
          5.00% due 10/15/2038.....................    229,705    250,400
          5.00% due 01/15/2039.....................    470,349    511,789
          5.00% due 02/15/2039.....................    412,781    448,775
          5.00% due 03/15/2039.....................    887,708    965,875
          5.00% due 04/15/2039.....................    589,908    641,847
          5.00% due 08/15/2039.....................  1,044,002  1,135,803
          5.00% due 09/15/2039.....................     38,725     42,086
          5.00% due 10/15/2039.....................  2,242,486  2,437,697

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ------------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES (CONTINUED)
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          5.00% due 11/15/2039..................... $1,782,180 $1,937,841
          5.00% due 12/15/2039.....................  1,575,017  1,718,478
          5.00% due 04/15/2040.....................  1,760,368  1,920,628
          5.00% due 05/15/2040.....................  3,459,878  3,771,478
          5.00% due 06/15/2040.....................    184,125    200,835
          5.50% due 06/15/2029.....................      1,504      1,648
          5.50% due 01/15/2032.....................     10,581     11,651
          5.50% due 03/15/2033.....................    171,056    188,492
          5.50% due 04/15/2033.....................    355,355    392,248
          5.50% due 05/15/2033.....................    356,099    392,989
          5.50% due 06/15/2033.....................    126,499    139,405
          5.50% due 07/15/2033.....................      1,977      2,182
          5.50% due 08/15/2033.....................      3,575      3,946
          5.50% due 12/15/2033.....................     21,247     23,657
          5.50% due 01/15/2034.....................    105,181    117,192
          5.50% due 02/15/2034.....................    106,624    117,966
          5.50% due 04/15/2034.....................     70,863     78,519
          5.50% due 04/20/2035.....................  1,050,331  1,172,429
          5.50% due 06/15/2035.....................     86,385     95,281
          5.50% due 09/15/2035.....................    853,066    960,650
          5.50% due 10/15/2035.....................    766,089    845,847
          5.50% due 11/15/2035.....................     11,767     12,979
          5.50% due 12/15/2035.....................     17,622     19,507
          5.50% due 02/15/2036.....................    163,254    179,991
          5.50% due 03/15/2036.....................     50,916     56,133
          5.50% due 05/15/2036.....................     38,588     42,264
          5.50% due 09/15/2036.....................     89,807     98,433
          5.50% due 03/15/2037.....................     73,306     80,210
          5.50% due 05/15/2037.....................     43,627     47,818
          5.50% due 12/15/2037.....................    143,238    157,060
          5.50% due 01/15/2038.....................     80,594     88,379
          5.50% due 02/15/2038.....................    517,571    566,657
          5.50% due 04/15/2038.....................    273,576    299,380
          5.50% due 05/15/2038.....................    592,320    652,248
          5.50% due 06/15/2038.....................    354,979    388,934
          5.50% due 07/15/2038.....................    280,570    309,520
          5.50% due 08/15/2038.....................    278,359    306,337
          5.50% due 10/15/2038.....................    144,695    158,722
          5.50% due 11/15/2038.....................     52,658     57,711
          5.50% due 12/15/2038.....................    239,454    262,751
          5.50% due 01/15/2039.....................    117,174    128,351
          5.50% due 02/15/2039.....................    247,690    271,948
          5.50% due 03/15/2039.....................    138,888    152,443
          5.50% due 05/15/2039.....................     38,103     41,777
          5.50% due 08/15/2039.....................    203,406    222,927
          5.50% due 09/15/2039.....................    264,576    290,061
          5.50% due 10/15/2039.....................     89,986     98,555
          5.50% due 11/15/2039.....................      2,776      3,044
          5.50% due 01/15/2040.....................     58,542     64,073
          5.50% due 03/15/2040.....................    517,494    567,497
          5.50% due 04/15/2040.....................    182,548    202,887
          5.50% due 05/15/2040.....................     81,972     89,752
          5.50% due 08/15/2040.....................    399,558    437,831
          5.50% due 09/15/2040.....................    153,644    168,131
          5.50% due 11/15/2040.....................    135,573    148,529
          5.50% due 02/15/2041.....................    122,576    134,320
          5.50% due 03/15/2041.....................     53,555     58,665
          5.50% due 04/15/2041.....................     90,456     99,027
          5.50% due 05/15/2041.....................     29,292     32,087

                                                     PRINCIPAL  VALUE
                   SECURITY DESCRIPTION               AMOUNT   (NOTE 2)
        ---------------------------------------------------------------
        GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
           5.50% due 06/15/2041..................... $162,819  $178,280
           5.50% due 09/15/2041.....................    8,181     8,959
           6.00% due 11/15/2023.....................    1,250     1,378
           6.00% due 01/15/2024.....................    2,851     3,148
           6.00% due 07/15/2028.....................    1,398     1,544
           6.00% due 12/15/2028.....................   23,402    25,990
           6.00% due 01/15/2029.....................  172,768   191,233
           6.00% due 02/15/2029.....................   98,304   108,715
           6.00% due 03/15/2029.....................  116,040   128,100
           6.00% due 04/15/2029.....................  105,742   117,078
           6.00% due 05/15/2029.....................   24,298    26,841
           6.00% due 06/15/2029.....................   39,962    44,217
           6.00% due 07/15/2029.....................   13,121    14,483
           6.00% due 08/15/2029.....................    6,901     7,618
           6.00% due 04/15/2031.....................    4,356     4,812
           6.00% due 07/15/2031.....................   13,225    14,618
           6.00% due 10/15/2031.....................   33,794    37,327
           6.00% due 11/15/2031.....................  112,113   124,193
           6.00% due 12/15/2031.....................   40,080    44,426
           6.00% due 01/15/2032.....................   24,935    27,908
           6.00% due 02/15/2032.....................   11,516    12,881
           6.00% due 07/15/2032.....................   25,264    27,898
           6.00% due 09/15/2032.....................   14,581    16,307
           6.00% due 10/15/2032.....................   67,111    74,563
           6.00% due 11/15/2032.....................      771       851
           6.00% due 01/15/2033.....................   49,575    54,986
           6.00% due 02/15/2033.....................   74,578    82,778
           6.00% due 03/15/2033.....................   42,376    47,254
           6.00% due 04/15/2033.....................  130,216   144,320
           6.00% due 05/15/2033.....................   49,614    55,441
           6.00% due 06/15/2033.....................    8,848     9,900
           6.00% due 08/15/2033.....................   59,369    66,390
           6.00% due 10/15/2033.....................   13,031    14,439
           6.00% due 11/15/2033.....................   14,570    16,307
           6.00% due 12/15/2033.....................  137,557   153,645
           6.00% due 01/15/2034.....................   75,750    84,460
           6.00% due 02/15/2034.....................   82,265    91,649
           6.00% due 03/15/2034.....................   23,247    25,677
           6.00% due 04/15/2034.....................  113,166   125,822
           6.00% due 05/15/2034.....................    5,973     6,597
           6.00% due 06/15/2034.....................   64,933    71,721
           6.00% due 07/15/2034.....................   65,478    72,713
           6.00% due 09/15/2034.....................   40,634    45,064
           6.00% due 10/15/2034.....................   28,201    31,148
           6.00% due 12/15/2034.....................   41,656    46,560
           6.00% due 01/15/2035.....................   14,744    16,441
           6.00% due 04/15/2035.....................   25,998    28,992
           6.00% due 05/15/2035.....................    6,073     6,707
           6.00% due 06/15/2035.....................   27,993    30,916
           6.00% due 11/15/2035.....................    2,638     2,913
           6.00% due 12/15/2035.....................   55,740    61,689
           6.00% due 01/15/2036.....................   41,674    46,333
           6.00% due 02/15/2036.....................   48,633    53,935
           6.00% due 03/15/2036.....................   25,595    28,493
           6.00% due 04/15/2036.....................   71,064    78,654
           6.00% due 05/15/2036.....................  142,524   158,524
           6.00% due 06/15/2036.....................   62,221    68,895
           6.00% due 08/15/2036.....................    4,496     4,991

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                     PRINCIPAL  VALUE
                   SECURITY DESCRIPTION               AMOUNT   (NOTE 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (CONTINUED)
        GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
           6.00% due 09/15/2036..................... $ 26,632  $ 29,368
           6.00% due 10/15/2036.....................   43,217    47,805
           6.00% due 11/15/2036.....................   44,673    49,348
           6.00% due 07/15/2037.....................    8,276     9,178
           6.00% due 09/15/2037.....................    6,505     7,183
           6.00% due 11/15/2037.....................   11,061    12,216
           6.00% due 12/15/2037.....................   12,584    13,882
           6.00% due 01/15/2038.....................    1,536     1,695
           6.00% due 02/15/2038.....................   11,787    13,011
           6.00% due 05/15/2038.....................   21,131    23,295
           6.00% due 06/15/2038.....................   15,127    16,710
           6.00% due 07/15/2038.....................   47,238    52,138
           6.00% due 08/15/2038.....................    5,914     6,533
           6.00% due 10/15/2038.....................   78,756    86,927
           6.00% due 11/15/2038.....................   54,783    60,485
           6.00% due 12/15/2038.....................   60,556    66,865
           6.00% due 01/15/2039.....................  106,561   117,708
           6.00% due 02/15/2039.....................   26,147    28,882
           6.00% due 08/15/2039.....................   30,337    33,523
           6.00% due 09/15/2039.....................   16,564    18,297
           6.00% due 10/15/2039.....................   25,744    28,389
           6.00% due 02/15/2040.....................    5,233     5,781
           6.00% due 04/15/2040.....................   14,545    16,031
           6.00% due 05/15/2040.....................    2,522     2,779
           6.50% due 03/15/2028.....................    7,349     8,436
           6.50% due 08/15/2028.....................    8,670     9,727
           6.50% due 01/15/2029.....................    1,226     1,377
           6.50% due 02/15/2029.....................      480       551
           6.50% due 03/15/2029.....................   49,473    55,501
           6.50% due 04/15/2029.....................      446       514
           6.50% due 05/15/2029.....................    3,954     4,454
           6.50% due 06/15/2029.....................   13,892    15,920
           6.50% due 07/15/2029.....................    1,066     1,196
           6.50% due 10/15/2029.....................    2,616     2,932
           6.50% due 08/15/2031.....................   64,100    71,949
           6.50% due 09/15/2031.....................    9,554    10,709
           6.50% due 10/15/2031.....................   89,516   104,398
           6.50% due 11/15/2031.....................   33,762    37,889
           6.50% due 12/15/2031.....................   56,454    63,344
           6.50% due 02/15/2032.....................  112,074   125,733
           6.50% due 05/15/2032.....................  289,197   324,893
           6.50% due 06/15/2032.....................   27,883    31,256
           7.00% due 03/15/2023.....................    7,753     7,780
           7.00% due 01/20/2024.....................      219       246
           7.00% due 03/20/2024.....................      194       217
           7.00% due 07/20/2025.....................      729       813
           7.00% due 09/15/2025.....................   30,632    34,703
           7.00% due 01/20/2029.....................   14,836    16,769
           7.00% due 02/20/2029.....................    2,652     3,060
           7.00% due 06/20/2029.....................    5,508     6,505
           7.00% due 07/20/2029.....................   18,006    20,542
           7.00% due 09/20/2029.....................    1,880     2,206
           7.00% due 10/20/2029.....................    3,652     4,139
           7.00% due 11/20/2029.....................    1,163     1,343
           7.00% due 03/20/2030.....................    2,456     2,910
           7.00% due 06/20/2030.....................    2,396     2,721
           7.00% due 08/20/2030.....................    5,455     6,195
           7.00% due 09/20/2030.....................    8,016     9,510

                                                  PRINCIPAL      VALUE
               SECURITY DESCRIPTION                AMOUNT       (NOTE 2)
    -----------------------------------------------------------------------
    GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
       7.00% due 10/20/2030..................... $     8,664  $     10,290
       8.00% due 11/15/2026.....................      43,081        49,554
       8.00% due 12/15/2029.....................       4,492         4,717
       8.00% due 04/15/2030.....................      12,478        14,472
       8.00% due 05/15/2030.....................       1,171         1,302
       8.00% due 08/15/2030.....................      21,002        24,319
       8.50% due 03/15/2017.....................       5,754         5,905
       8.50% due 12/15/2022.....................      12,986        13,047
       8.50% due 01/15/2023.....................      16,519        16,932
       8.50% due 09/15/2024.....................       7,615         8,817
       9.00% due 07/15/2016.....................       3,981         4,000
       9.00% due 10/15/2016.....................       1,702         1,710
                                                              ------------
                                                               155,848,669
                                                              ------------
    SMALL BUSINESS ADMINISTRATION -- 0.0%
       6.30% due 06/01/2018.....................      74,290        79,441
                                                              ------------
    TOTAL U.S. GOVERNMENT AGENCIES
       (cost $153,615,009)......................               155,928,110
                                                              ------------
    U.S. GOVERNMENT TREASURIES -- 7.4%
    UNITED STATES TREASURY NOTES -- 7.4%
       0.88% due 09/15/2016.....................   5,000,000     5,036,720
       2.50% due 08/15/2023.....................   7,000,000     6,928,908
                                                              ------------
    TOTAL U.S. GOVERNMENT TREASURIES
       (cost $11,875,976).......................                11,965,628
                                                              ------------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $165,490,985)......................               167,893,738
                                                              ------------
    SHORT-TERM INVESTMENT SECURITIES -- 10.6%
    U.S. GOVERNMENT TREASURIES -- 10.6%
      United States Treasury Bills
       0.00% due 10/17/2013.....................  12,000,000    12,000,000
       0.03% due 03/20/2014.....................   5,000,000     4,999,292
                                                              ------------
    TOTAL SHORT-TERM INVESTMENT SECURITIES
       (cost $16,999,292).......................                16,999,292
                                                              ------------
    REPURCHASE AGREEMENT -- 2.1%
      State Street Bank and Trust Co.
       Joint Repurchase Agreement(1)
       (cost $3,311,000)........................   3,311,000     3,311,000
                                                              ------------
    TOTAL INVESTMENTS
       (cost $185,801,277)(2)...................       117.1%  188,204,030
    Liabilities in excess of other assets.......       (17.1)  (27,527,014)
                                                 -----------  ------------
    NET ASSETS                                         100.0% $160,677,016
                                                 ===========  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 5 for cost of investments on a tax basis.
TBA --Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2013 (see Note 2):

                                     LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                         QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                    --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  U.S. Government Agencies:
   Government National Mtg. Assoc...         $  --           $155,848,669            $  --          $155,848,669
   Small Business Administration....            --                 79,441               --                79,441
  U.S. Government Treasuries:
   United States Treasury Notes.....            --             11,965,628               --            11,965,628
Short-Term Investment Securities:
  U.S. Government Treasuries........            --             16,999,292               --            16,999,292
Repurchase Agreement................            --              3,311,000               --             3,311,000
                                             -----           ------------            -----          ------------
Total...............................         $  --           $188,204,030            $  --          $188,204,030
                                             =====           ============            =====          ============

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2013 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Sovereign.............................. 16.6%
                 Oil Companies-Exploration & Production.  5.6
                 Federal National Mtg. Assoc............  5.4
                 Banks-Commercial.......................  4.0
                 Diversified Financial Services.........  3.4
                 Diversified Banking Institutions.......  3.4
                 United States Treasury Notes...........  2.7
                 Federal Home Loan Mtg. Corp............  2.2
                 Telephone-Integrated...................  1.9
                 Pipelines..............................  1.8
                 Oil Companies-Integrated...............  1.7
                 Electric-Integrated....................  1.5
                 Casino Hotels..........................  1.4
                 Computer Services......................  1.2
                 United States Treasury Bonds...........  1.1
                 Medical-Drugs..........................  1.1
                 Medical-Hospitals......................  1.0
                 Paper & Related Products...............  1.0
                 Real Estate Investment Trusts..........  1.0
                 Diversified Minerals...................  1.0
                 Aerospace/Defense-Equipment............  1.0
                 Insurance-Life/Health..................  1.0
                 Cable/Satellite TV.....................  0.9
                 Coal...................................  0.9
                 Retail-Restaurants.....................  0.9
                 Real Estate Operations & Development...  0.8
                 Finance-Leasing Companies..............  0.8
                 Independent Power Producers............  0.8
                 Building Products-Cement...............  0.8
                 Time Deposits..........................  0.8
                 Medical Instruments....................  0.8
                 Steel-Producers........................  0.7
                 Multimedia.............................  0.7
                 Diversified Manufacturing Operations...  0.7
                 Telecom Services.......................  0.7
                 Cellular Telecom.......................  0.6
                 Enterprise Software/Service............  0.6
                 Savings & Loans/Thrifts................  0.6
                 Auto/Truck Parts & Equipment-Original..  0.6
                 Consumer Products-Misc.................  0.6
                 Medical Products.......................  0.5
                 Auto-Cars/Light Trucks.................  0.5
                 Printing-Commercial....................  0.5
                 Oil & Gas Drilling.....................  0.5
                 MRI/Medical Diagnostic Imaging.........  0.5
                 Finance-Commercial.....................  0.5
                 Medical-Generic Drugs..................  0.5
                 Airlines...............................  0.5
                 Oil-Field Services.....................  0.4
                 Containers-Metal/Glass.................  0.4
                 Publishing-Newspapers..................  0.4
                 Casino Services........................  0.4
                 Electric-Distribution..................  0.4
                 Chemicals-Diversified..................  0.4
                 Commercial Services-Finance............  0.4
                 Municipal Bonds........................  0.4
                 Retail-Drug Store......................  0.4
                 Banks-Special Purpose..................  0.4
                 Alternative Waste Technology...........  0.4
                 Satellite Telecom......................  0.4

                  Food-Retail............................ 0.3%
                  Insurance-Multi-line................... 0.3
                  Security Services...................... 0.3
                  Containers-Paper/Plastic............... 0.3
                  Petrochemicals......................... 0.3
                  Advertising Services................... 0.3
                  Food-Meat Products..................... 0.3
                  Finance-Other Services................. 0.3
                  Electronic Components-Semiconductors... 0.3
                  Brewery................................ 0.3
                  Rental Auto/Equipment.................. 0.3
                  Music.................................. 0.3
                  Special Purpose Entities............... 0.3
                  Retail-Regional Department Stores...... 0.3
                  Computer Software...................... 0.3
                  Electric-Generation.................... 0.3
                  Steel Pipe & Tube...................... 0.3
                  Real Estate Management/Services........ 0.3
                  Food-Dairy Products.................... 0.2
                  Oil Refining & Marketing............... 0.2
                  Coatings/Paint......................... 0.2
                  Travel Services........................ 0.2
                  Storage/Warehousing.................... 0.2
                  Building & Construction Products-Misc.. 0.2
                  Cruise Lines........................... 0.2
                  Transport-Services..................... 0.2
                  Marine Services........................ 0.2
                  E-Commerce/Services.................... 0.2
                  Transport-Rail......................... 0.2
                  Radio.................................. 0.2
                  Financial Guarantee Insurance.......... 0.2
                  Diversified Operations................. 0.2
                  Semiconductor Equipment................ 0.2
                  Chemicals-Plastics..................... 0.2
                  Data Processing/Management............. 0.2
                  Firearms & Ammunition.................. 0.2
                  SupraNational Banks.................... 0.2
                  Retail-Pawn Shops...................... 0.2
                  Beverages-Non-alcoholic................ 0.2
                  Shipbuilding........................... 0.2
                  Building & Construction-Misc........... 0.2
                  Electronics-Military................... 0.2
                  Home Furnishings....................... 0.2
                  Advanced Materials..................... 0.2
                  Retail-Automobile...................... 0.2
                  Repurchase Agreements.................. 0.2
                  Sovereign Agency....................... 0.2
                  Banks-Money Center..................... 0.2
                  Chemicals-Other........................ 0.2
                  Insurance-Mutual....................... 0.2
                  Broadcast Services/Program............. 0.2
                  Commercial Services.................... 0.2
                  Investment Management/Advisor Services. 0.2
                  Retail-Apparel/Shoe.................... 0.2
                  Direct Marketing....................... 0.2
                  Gold Mining............................ 0.2
                  Theaters............................... 0.2
                  Television............................. 0.1
                  Soap & Cleaning Preparation............ 0.1
                  Computers-Memory Devices............... 0.1

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

INDUSTRY ALLOCATION* (CONTINUED)

                    Schools..........................  0.1%
                    Retail-Building Products.........  0.1
                    Banks-Fiduciary..................  0.1
                    Banks-Super Regional.............  0.1
                    Entertainment Software...........  0.1
                    Capacitors.......................  0.1
                    Advertising Agencies.............  0.1
                    Food-Misc./Diversified...........  0.1
                    Retail-Propane Distribution......  0.1
                    Finance-Investment Banker/Broker.  0.1
                    Regional Authority...............  0.1
                    Sugar............................  0.1
                    Medical-HMO......................  0.1
                    Building-Residential/Commercial..  0.1
                    Gambling (Non-Hotel).............  0.1
                    Building-Heavy Construction......  0.1
                    Pastoral & Agricultural..........  0.1
                    Publishing-Periodicals...........  0.1
                    Investment Companies.............  0.1
                    Apparel Manufacturers............  0.1
                    Aerospace/Defense................  0.1
                    Retail-Major Department Stores...  0.1
                    Insurance-Reinsurance............  0.1
                    Machinery-Construction & Mining..  0.1
                    Appliances.......................  0.1
                    Insurance Brokers................  0.1
                    Finance-Consumer Loans...........  0.1
                    Metal-Diversified................  0.1
                    Metal Processors & Fabrication...  0.1
                    Chemicals-Specialty..............  0.1
                                                      ----
                                                      99.6%
                                                      ====

CREDIT QUALITY ALLOCATION+#

                               Aaa........  15.8%
                               Aa.........   4.0
                               A..........   6.9
                               Baa........  21.0
                               Ba.........  14.1
                               B..........  19.0
                               Caa........  10.4
                               Ca.........   0.4
                               Not Rated@.   8.4
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)

                                                        PRINCIPAL  VALUE
                   SECURITY DESCRIPTION                 AMOUNT**  (NOTE 2)
     --------------------------------------------------------------------
     ASSET BACKED SECURITIES -- 2.2%
     DIVERSIFIED FINANCIAL SERVICES -- 2.2%
       AmeriCredit Automobile Receivables Trust
        Series 2012-4, Class B
        1.31% due 11/08/2017........................... $300,000  $299,824
       AmeriCredit Automobile Receivables Trust
        Series 2012-3, Class B
        1.59% due 07/10/2017...........................  263,000   264,771
       Banc of America Funding Trust FRS
        Series 2006-A, Class 1A1
        2.69% due 02/20/2036(1)........................  611,009   607,878
       Banc of America Funding Trust
        Series 2005-8, Class 1A1
        5.50% due 01/25/2036(1)........................  855,563   840,886
       Banc of America Funding Trust
        Series 2006-2, Class 2A22
        6.00% due 03/25/2036(1)........................  268,995   258,212
       Bear Stearns ALT-A Trust FRS
        Series 2004-10, Class 1A3
        1.18% due 09/25/2034(1)........................  503,439   498,860
       Citibank Omni Master Trust
        Series 2009-A17, Class A17
        4.90% due 11/15/2018*..........................  330,000   345,470
       Countrywide Alternative Loan Trust
        Series 2004-24CB, Class 1A1
        6.00% due 11/25/2034(1)........................  480,645   482,232
       Countrywide Asset-Backed Certs. FRS
        Series 2004-6, Class 1A2
        0.55% due 12/25/2034...........................  299,380   280,648
       Countrywide Home Loan Mtg. Pass Through Trust
        Series 2005-6, Class 1A11
        5.25% due 02/25/2026(1)........................  300,000   299,256
       Countrywide Home Loan Mtg. Pass Through Trust
        Series 2005-12, Class 2A4
        5.50% due 05/25/2035(1)........................   80,147    79,477
       Discover Card Execution Note Trust
        Series 2007-A1, Class A1
        5.65% due 03/16/2020...........................  330,000   382,337
       Dominos Pizza Master Issuer LLC
        Series 2012-1A, Class A2
        5.22% due 01/25/2042*..........................  733,125   787,280
       Entergy Arkansas Restoration Funding LLC
        Series 2010-A, Class A1
        2.30% due 08/01/2021...........................  192,162   197,651
       Enterprise Fleet Financing LLC
        Series 2012-2, Class A3
        0.93% due 04/20/2018*..........................  450,000   447,099
       Fairway Outdoor Funding LLC
        Series 2012-1A, Class A2
        4.21% due 10/15/2042*..........................  243,976   243,193
       First Horizon Mtg. Pass-Through Trust
        Series 2006-2, Class 1A3
        6.00% due 08/25/2036(1)........................  447,412   449,415
       GS Mtg. Securities Corp. II
        Series 2012-GCJ9, Class A2
        1.76% due 11/10/2045(2)........................  468,000   465,940
       HLSS Servicer Advance Receivables Backed Notes
        Series 2013-T1, Class B2
        1.74% due 01/16/2046*..........................  178,000   176,273

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
    ----------------------------------------------------------------------
    DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
      Morgan Stanley Bank of America Merrill
       Lynch Trust
       Series 2012-C6, Class A2
       1.87% due 11/15/2045(2)...................... $1,250,000 $ 1,261,014
      Morgan Stanley Bank of America Merrill
       Lynch Trust
       Series 2012-C5, Class A2
       1.97% due 08/15/2045(2)......................    245,843     249,453
      MortgageIT Trust FRS
       Series 2004-2, Class A1
       0.92% due 12/25/2034(1)......................    247,406     236,380
      Nationstar Mtg. Advance Receivable Trust
       Series 2013-T2A, Class A2
       1.68% due 06/20/2046*........................    350,000     349,499
      New Century Home Equity Loan Trust VRS
       Series 2004-A, Class AII9
       4.81% due 08/25/2034.........................    105,657     108,328
      RFMSI Trust
       Series 2006-S1, Class 1A3
       5.75% due 01/25/2036(1)......................    323,019     325,359
      Structured Asset Securities Corp.
       Pass Through Certs.
       Series 2004-5H, Class A4
       5.54% due 12/25/2033(1)......................    323,101     332,363
      UBS-Barclays Commercial Mtg. Trust
       Series 2012-C2, Class A2
       2.11% due 05/10/2063(2)......................  1,334,239   1,350,230
      Wells Fargo Mtg. Backed Securities Trust FRS
       Series 2005-AR10, Class 2A16
       2.64% due 06/25/2035(1)......................     88,258      88,489
      Wells Fargo Mtg. Backed Securities Trust
       Series 2007-14, Class 1A1
       6.00% due 10/25/2037(1)......................    262,829     263,086
      Wells Fargo Mtg. Backed Securities Trust
       Series 2007-15, Class A1
       6.00% due 11/25/2037(1)......................    450,032     430,906
      WF-RBS Commercial Mtg. Trust
       Series 2012-C8, Class A2
       1.88% due 08/15/2045(2)......................    165,030     165,183
                                                                -----------
    TOTAL ASSET BACKED SECURITIES
       (cost $12,637,286)...........................             12,566,992
                                                                -----------
    U.S. CORPORATE BONDS & NOTES -- 49.0%
    ADVANCED MATERIALS -- 0.2%
      Iracore International Holdings, Inc.
       Senior Sec. Notes
       9.50% due 06/01/2018*........................  1,025,000   1,066,000
                                                                -----------
    ADVERTISING AGENCIES -- 0.1%
      Interpublic Group of Cos., Inc.
       Senior Notes
       3.75% due 02/15/2023.........................    353,000     330,430
      Interpublic Group of Cos., Inc.
       Senior Notes
       6.25% due 11/15/2014.........................    341,000     357,198
                                                                -----------
                                                                    687,628
                                                                -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        ADVERTISING SERVICES -- 0.3%
          Checkout Holding Corp.
           Senior Notes
           zero coupon due 11/15/2015*........... $1,220,000 $1,001,925
          Visant Corp.
           Company Guar. Notes
           10.00% due 10/01/2017.................    725,000    674,250
                                                             ----------
                                                              1,676,175
                                                             ----------
        AEROSPACE/DEFENSE -- 0.1%
          Boeing Co.
           Senior Notes
           0.95% due 05/15/2018..................    490,000    470,789
                                                             ----------
        AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
          Erickson Air-Crane, Inc.
           Sec. Notes
           8.25% due 05/01/2020*.................  1,265,000  1,238,119
          Exelis, Inc.
           Company Guar. Notes
           5.55% due 10/01/2021..................    962,000    967,097
          Sequa Corp.
           Company Guar. Notes
           7.00% due 12/15/2017*.................  1,205,000  1,205,000
                                                             ----------
                                                              3,410,216
                                                             ----------
        AIRLINES -- 0.3%
          Atlas Air, Inc.
           Pass Through Certs.
           Series 1999-1, Class A-1
           7.20% due 01/02/2019..................    838,048    888,331
          Atlas Air, Inc.
           Pass Through Certs.
           Series 1999-1, Class B
           7.63% due 01/02/2015..................    100,048    101,673
          Atlas Air, Inc.
           Pass Through Certs.
           Series 2000-1, Class B
           9.06% due 07/02/2017..................    293,395    310,998
          United Airlines Pass Through Trust
           Pass Through Certs.
           Series 2013-1, Class B
           5.38% due 02/15/2023..................    127,000    125,984
                                                             ----------
                                                              1,426,986
                                                             ----------
        ALTERNATIVE WASTE TECHNOLOGY -- 0.4%
          ADS Waste Holdings, Inc.
           Senior Notes
           8.25% due 10/01/2020*.................  1,963,000  2,070,965
                                                             ----------
        APPAREL MANUFACTURERS -- 0.1%
          Quiksilver, Inc./QS Wholesale, Inc.
           Company Guar. Notes
           10.00% due 08/01/2020*................    451,000    474,678
                                                             ----------
        AUTO-CARS/LIGHT TRUCKS -- 0.4%
          Chrysler Group LLC/CG Co-Issuer, Inc.
           Sec. Notes
           8.25% due 06/15/2021..................    957,000  1,071,840
          Daimler Finance North America LLC
           Company Guar. Notes
           1.88% due 01/11/2018*.................    655,000    648,481

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     AUTO-CARS/LIGHT TRUCKS (CONTINUED)
       Daimler Finance North America LLC
        Company Guar. Notes
        2.38% due 08/01/2018*....................... $  646,000 $  647,028
                                                                ----------
                                                                 2,367,349
                                                                ----------
     AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.4%
       Affinia Group, Inc.
        Company Guar. Notes
        7.75% due 05/01/2021*.......................  1,425,000  1,460,625
       Chassix, Inc.
        Senior Sec. Notes
        9.25% due 08/01/2018*.......................    539,000    569,993
                                                                ----------
                                                                 2,030,618
                                                                ----------
     BANKS-COMMERCIAL -- 1.5%
       CIT Group, Inc.
        Senior Notes
        5.50% due 02/15/2019*.......................  1,870,000  1,963,500
       FirstMerit Corp.
        Sub. Notes
        4.35% due 02/04/2023........................    286,000    282,374
       Regions Financial Corp.
        Senior Notes
        2.00% due 05/15/2018........................  1,137,000  1,103,637
       Union Bank NA
        Senior Notes
        1.50% due 09/26/2016........................    416,000    418,266
       Union Bank NA
        Senior Notes
        2.63% due 09/26/2018........................    911,000    926,086
       Zions Bancorporation
        Senior Notes
        4.00% due 06/20/2016........................    658,000    679,977
       Zions Bancorporation
        Senior Notes
        4.50% due 03/27/2017........................    783,000    822,128
       Zions Bancorporation
        Senior Notes
        4.50% due 06/13/2023........................  1,932,000  1,915,831
                                                                ----------
                                                                 8,111,799
                                                                ----------
     BANKS-FIDUCIARY -- 0.1%
       RBS Citizens Financial Group, Inc.
        Sub. Notes
        4.15% due 09/28/2022*.......................    775,000    756,309
                                                                ----------
     BANKS-SUPER REGIONAL -- 0.1%
       SunTrust Banks, Inc.
        Sub. Notes
        6.00% due 02/15/2026........................     38,000     40,504
       Wells Fargo & Co.
        Sub. Notes
        4.13% due 08/15/2023........................    424,000    415,154
                                                                ----------
                                                                   455,658
                                                                ----------
     BEVERAGES-NON-ALCOHOLIC -- 0.1%
       Innovation Ventures LLC/Innovation Ventures
        Finance Corp.
        Senior Sec. Notes
        9.50% due 08/15/2019*.......................    805,000    737,581
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     BREWERY -- 0.3%
       Anheuser-Busch InBev Worldwide, Inc.
        Company Guar. Notes
        0.80% due 07/15/2015........................ $1,606,000 $1,613,267
                                                                ----------
     BROADCAST SERVICES/PROGRAM -- 0.2%
       Nexstar Broadcasting, Inc.
        Company Guar. Notes
        6.88% due 11/15/2020*.......................    912,000    927,960
                                                                ----------
     BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.2%
       Building Materials Corp. of America
        Senior Notes
        6.75% due 05/01/2021*.......................    850,000    913,750
       Owens Corning, Inc.
        Company Guar. Notes
        7.00% due 12/01/2036........................    321,000    341,162
                                                                ----------
                                                                 1,254,912
                                                                ----------
     BUILDING & CONSTRUCTION-MISC. -- 0.2%
       Weekley Homes LLC/Weekley Finance Corp.
        Senior Notes
        6.00% due 02/01/2023*.......................  1,170,000  1,123,200
                                                                ----------
     BUILDING PRODUCTS-CEMENT -- 0.4%
       Cemex Finance LLC
        Senior Sec. Notes
        9.50% due 12/14/2016........................    403,000    427,684
       Headwaters, Inc.
        Sec. Notes
        7.63% due 04/01/2019........................  1,861,000  1,954,050
                                                                ----------
                                                                 2,381,734
                                                                ----------
     BUILDING-RESIDENTIAL/COMMERCIAL -- 0.1%
       Standard Pacific Corp.
        Company Guar. Notes
        6.25% due 12/15/2021........................    580,000    580,000
                                                                ----------
     CABLE/SATELLITE TV -- 0.7%
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Company Guar. Notes
        6.50% due 04/30/2021........................  1,838,000  1,865,570
       DIRECTV Holdings LLC/DIRECTV
        Financing Co., Inc.
        Company Guar. Notes
        5.15% due 03/15/2042........................    711,000    604,909
       TCI Communications, Inc.
        Senior Notes
        7.13% due 02/15/2028........................    250,000    316,808
       WideOpenWest Finance
        LLC/WideOpenWest Capital Corp.
        Company Guar. Notes
        10.25% due 07/15/2019.......................    825,000    895,125
                                                                ----------
                                                                 3,682,412
                                                                ----------
     CAPACITORS -- 0.1%
       Kemet Corp.
        Senior Sec. Notes
        10.50% due 05/01/2018.......................    773,000    687,970
                                                                ----------

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     CASINO HOTELS -- 1.2%
       Caesars Entertainment Operating Co., Inc.
        Senior Sec. Notes
        8.50% due 02/15/2020........................ $1,333,000 $1,226,360
       Caesars Entertainment Operating Co., Inc.
        Company Guar. Notes
        10.75% due 02/01/2016.......................    800,000    692,000
       Caesars Entertainment Resort Properties LLC
        Senior Sec. Notes
        8.00% due 10/01/2020*.......................  1,133,000  1,133,000
       Caesars Entertainment Resort Properties LLC
        Sec. Notes
        11.00% due 10/01/2021*......................  1,346,000  1,346,000
       Downstream Development Authority of the
        Quapaw Tribe of Oklahoma
        Senior Sec. Notes
        10.50% due 07/01/2019*......................    755,000    743,675
       Eldorado Resorts LLC/Eldorado Capital Corp.
        Senior Sec. Notes
        8.63% due 06/15/2019*.......................    987,000  1,021,545
       Seminole Hard Rock Entertainment,
        Inc./Seminole Hard Rock International LLC
        Company Guar. Notes
        5.88% due 05/15/2021*.......................    575,000    552,000
                                                                ----------
                                                                 6,714,580
                                                                ----------
     CASINO SERVICES -- 0.4%
       Chukchansi Economic Development Authority
        Sec. Notes
        9.75% due 05/30/2020*(4)....................    987,091    562,642
       Greektown Superholdings, Inc.
        Sec. Notes, Series A
        13.00% due 07/01/2015.......................  1,243,000  1,295,827
       Greektown Superholdings, Inc.
        Sec. Notes, Series B
        13.00% due 07/01/2015.......................    450,000    469,125
                                                                ----------
                                                                 2,327,594
                                                                ----------
     CELLULAR TELECOM -- 0.5%
       MetroPCS Wireless, Inc.
        Company Guar. Notes
        6.63% due 04/01/2023*.......................  1,208,000  1,211,020
       Sprint Communications, Inc.
        Senior Notes
        7.00% due 08/15/2020........................  1,268,000  1,290,190
       T-Mobile USA, Inc.
        Senior Notes
        5.25% due 09/01/2018*.......................    345,000    351,038
                                                                ----------
                                                                 2,852,248
                                                                ----------
     CHEMICALS-DIVERSIFIED -- 0.2%
       Olin Corp.
        Senior Notes
        5.50% due 08/15/2022........................  1,355,000  1,348,225
                                                                ----------
     CHEMICALS-OTHER -- 0.2%
       Taminco Global Chemical Corp.
        Sec. Notes
        9.75% due 03/31/2020*.......................    870,000    983,100
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    ----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    CHEMICALS-PLASTICS -- 0.2%
      PolyOne Corp.
       Senior Notes
       5.25% due 03/15/2023*......................... $1,229,000 $1,161,405
                                                                 ----------
    CHEMICALS-SPECIALTY -- 0.1%
      Lubrizol Corp.
       Company Guar. Notes
       6.50% due 10/01/2034..........................    248,000    300,707
                                                                 ----------
    COAL -- 0.8%
      Murray Energy Corp.
       Senior Sec. Notes
       8.63% due 06/15/2021*.........................  1,020,000  1,022,550
      Peabody Energy Corp.
       Company Guar. Notes
       6.00% due 11/15/2018..........................  1,075,000  1,072,312
      SunCoke Energy Partners LP/SunCoke
       Energy Partners Finance Corp.
       Company Guar. Notes
       7.38% due 02/01/2020*.........................  2,141,000  2,226,640
                                                                 ----------
                                                                  4,321,502
                                                                 ----------
    COATINGS/PAINT -- 0.2%
      US Coatings Acquisition Inc./Flash Dutch 2 BV
       Company Guar. Notes
       7.38% due 05/01/2021*.........................  1,314,000  1,373,130
                                                                 ----------
    COMMERCIAL SERVICES-FINANCE -- 0.4%
      Harland Clarke Holdings Corp.
       Company Guar. Notes
       9.50% due 05/15/2015..........................    820,000    820,000
      Harland Clarke Holdings Corp.
       Senior Sec. Notes
       9.75% due 08/01/2018*.........................  1,345,000  1,418,975
                                                                 ----------
                                                                  2,238,975
                                                                 ----------
    COMPUTER SERVICES -- 1.2%
      Affiliated Computer Services, Inc.
       Senior Notes
       5.20% due 06/01/2015..........................    399,000    422,549
      Compiler Finance Sub, Inc.
       Senior Notes
       7.00% due 05/01/2021*.........................  1,564,000  1,540,540
      International Business Machines Corp.
       Senior Notes
       0.45% due 05/06/2016..........................  2,179,000  2,160,927
      International Business Machines Corp.
       Senior Notes
       1.63% due 05/15/2020..........................    623,000    585,297
      International Business Machines Corp.
       Senior Notes
       1.95% due 07/22/2016..........................  1,200,000  1,235,673
      International Business Machines Corp.
       Senior Notes
       6.22% due 08/01/2027..........................    375,000    458,374
                                                                 ----------
                                                                  6,403,360
                                                                 ----------

                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      ------------------------------------------------------------------
      CONSUMER PRODUCTS-MISC. -- 0.6%
        American Achievement Corp.
         Sec. Notes
         10.88% due 04/15/2016*.................... $1,373,000 $1,415,907
        Reynolds Group Issuer, Inc./Reynolds
         Group Issuer LLC
         Senior Sec. Notes
         5.75% due 10/15/2020......................  1,267,000  1,271,751
        Reynolds Group Issuer, Inc./Reynolds
         Group Issuer LLC
         Company Guar. Notes
         9.88% due 08/15/2019......................    351,000    380,835
                                                               ----------
                                                                3,068,493
                                                               ----------
      CONTAINERS-METAL/GLASS -- 0.4%
        Crown Cork & Seal Co., Inc.
         Senior Notes
         7.38% due 12/15/2026......................  2,200,000  2,420,000
                                                               ----------
      CONTAINERS-PAPER/PLASTIC -- 0.3%
        Consolidated Container Co.
         LLC/Consolidated Container Capital, Inc.
         Company Guar. Notes
         10.13% due 07/15/2020*....................    947,000  1,013,290
        Tekni-Plex, Inc.
         Senior Sec. Notes
         9.75% due 06/01/2019*.....................    612,000    688,500
                                                               ----------
                                                                1,701,790
                                                               ----------
      DATA PROCESSING/MANAGEMENT -- 0.2%
        First Data Corp.
         Senior Sec. Notes
         7.38% due 06/15/2019*.....................  1,103,000  1,160,908
                                                               ----------
      DIAGNOSTIC EQUIPMENT -- 0.0%
        Life Technologies Corp.
         Senior Notes
         5.00% due 01/15/2021......................    252,000    266,348
                                                               ----------
      DIRECT MARKETING -- 0.2%
        Catalina Marketing Corp.
         Company Guar. Notes
         11.63% due 10/01/2017*....................    850,100    884,104
                                                               ----------
      DIVERSIFIED BANKING INSTITUTIONS -- 2.3%
        Bank of America Corp.
         Sub. Notes
         5.49% due 03/15/2019......................  1,200,000  1,309,469
        Bank of America Corp.
         Sub. Notes
         7.25% due 10/15/2025......................    117,000    135,212
        Citigroup, Inc.
         Senior Notes
         1.75% due 05/01/2018......................  1,200,000  1,163,845
        Citigroup, Inc.
         Sub. Notes
         3.50% due 05/15/2023......................    397,000    358,252
        Citigroup, Inc.
         Sub. Notes
         5.88% due 02/22/2033......................  1,173,000  1,167,954

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                    PRINCIPAL     VALUE
                 SECURITY DESCRIPTION               AMOUNT**     (NOTE 2)
     ----------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
       Goldman Sachs Group, Inc.
        Senior Notes
        5.25% due 07/27/2021......................   $2,937,000 $ 3,169,478
       Goldman Sachs Group, Inc.
        Sub. Notes
        6.75% due 10/01/2037......................      701,000     731,589
       JPMorgan Chase & Co.
        Senior Notes
        1.63% due 05/15/2018......................      497,000     481,327
       JPMorgan Chase & Co.
        Senior Notes
        4.25% due 11/02/2018...................... NZD  750,000     588,897
       JPMorgan Chase & Co.
        Senior Notes
        6.30% due 04/23/2019......................      386,000     452,246
       Morgan Stanley
        Senior Notes
        2.13% due 04/25/2018......................    1,643,000   1,601,347
       Morgan Stanley
        Senior Notes
        4.75% due 03/22/2017......................      700,000     755,805
       Morgan Stanley
        Senior Notes
        6.25% due 08/09/2026......................      579,000     647,710
                                                                -----------
                                                                 12,563,131
                                                                -----------
     DIVERSIFIED FINANCIAL SERVICES -- 0.8%
       General Electric Capital Corp.
        Senior Notes
        1.50% due 07/12/2016......................      794,000     799,309
       General Electric Capital Corp.
        Senior Notes
        5.55% due 05/04/2020......................      875,000     991,367
       General Electric Capital Corp.
        Senior Notes
        5.88% due 01/14/2038......................    1,467,000   1,619,386
       General Electric Capital Corp.
        Senior Notes
        6.75% due 03/15/2032......................      652,000     777,706
                                                                -----------
                                                                  4,187,768
                                                                -----------
     DIVERSIFIED MANUFACTURING OPERATIONS -- 0.4%
       JB Poindexter & Co., Inc.
        Senior Notes
        9.00% due 04/01/2022*.....................    1,325,000   1,391,250
       Textron, Inc.
        Senior Notes
        4.63% due 09/21/2016......................      595,000     642,019
                                                                -----------
                                                                  2,033,269
                                                                -----------
     E-COMMERCE/SERVICES -- 0.2%
       Netflix, Inc.
        Senior Notes
        5.38% due 02/01/2021*.....................    1,215,000   1,205,888
                                                                -----------
     ELECTRIC-DISTRIBUTION -- 0.0%
       Oglethorpe Power Corp.
        1st Mtg. Notes
        4.20% due 12/01/2042......................      161,000     139,737
                                                                -----------

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    ELECTRIC-GENERATION -- 0.3%
      AES Corp.
       Senior Notes
       8.00% due 10/15/2017........................... $1,020,000 $1,173,000
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs., Series B
       9.24% due 07/02/2017...........................    299,035    302,025
                                                                  ----------
                                                                   1,475,025
                                                                  ----------
    ELECTRIC-INTEGRATED -- 1.3%
      Dayton Power & Light Co.
       1st Mtg. Notes
       1.88% due 09/15/2016*..........................    399,000    402,105
      Dominion Resources, Inc.
       Senior Notes
       5.25% due 08/01/2033...........................    860,000    927,246
      Exelon Generation Co. LLC
       Senior Notes
       5.60% due 06/15/2042...........................    631,000    603,062
      FirstEnergy Corp.
       Senior Notes
       4.25% due 03/15/2023...........................    879,000    803,870
      FirstEnergy Corp.
       Senior Notes
       7.38% due 11/15/2031...........................    456,000    460,638
      Georgia Power Co.
       Senior Notes
       3.00% due 04/15/2016...........................    180,000    187,721
      Great Plains Energy, Inc.
       Senior Notes
       5.29% due 06/15/2022...........................    335,000    361,732
      Mirant Mid Atlantic LLC Pass-Through Trust
       Pass Through Certs., Series B
       9.13% due 06/30/2017...........................    346,160    366,930
      Pacific Gas & Electric Co.
       Senior Notes
       5.80% due 03/01/2037...........................    455,000    493,512
      PPL Energy Supply LLC
       Senior Notes
       4.60% due 12/15/2021...........................  1,165,000  1,149,497
      Puget Energy, Inc.
       Senior Sec. Notes
       6.00% due 09/01/2021...........................    376,000    410,112
      Southern California Edison Co.
       1st Mtg. Notes
       3.50% due 10/01/2023...........................    434,000    433,374
      Southern California Edison Co.
       1st Mtg. Notes
       4.65% due 10/01/2043...........................    359,000    354,880
      Southern Co.
       Senior Notes
       2.45% due 09/01/2018...........................    327,000    330,179
                                                                  ----------
                                                                   7,284,858
                                                                  ----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
      Amkor Technology, Inc.
       Senior Notes
       6.38% due 10/01/2022...........................  1,697,000  1,620,635
                                                                  ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                         PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                   AMOUNT**    (NOTE 2)
  ---------------------------------------------------------------------------
  U.S. CORPORATE BONDS & NOTES (CONTINUED)
  ELECTRONICS-MILITARY -- 0.2%
    L-3 Communications Corp.
     Company Guar. Notes
     4.95% due 02/15/2021............................... $1,030,000 $1,090,692
                                                                    ----------
  ENTERPRISE SOFTWARE/SERVICE -- 0.6%
    BMC Software Finance, Inc.
     Senior Notes
     8.13% due 07/15/2021*..............................  2,089,000  2,167,337
    Epicor Software Corp.
     Company Guar. Notes
     8.63% due 05/01/2019...............................  1,340,000  1,430,450
                                                                    ----------
                                                                     3,597,787
                                                                    ----------
  ENTERTAINMENT SOFTWARE -- 0.1%
    Activision Blizzard, Inc.
     Company Guar. Notes
     5.63% due 09/15/2021*..............................    689,000    689,861
                                                                    ----------
  FINANCE-COMMERCIAL -- 0.5%
    Jefferies Finance LLC/JFIN Co-Issuer Corp.
     Senior Notes
     7.38% due 04/01/2020*..............................  1,270,000  1,257,300
    Jefferies LoanCore LLC/JLC Finance Corp.
     Senior Notes
     6.88% due 06/01/2020*..............................  1,428,000  1,399,440
                                                                    ----------
                                                                     2,656,740
                                                                    ----------
  FINANCE-CONSUMER LOANS -- 0.1%
    HSBC Finance Corp.
     Sub. Notes
     6.68% due 01/15/2021...............................    322,000    367,710
                                                                    ----------
  FINANCE-INVESTMENT BANKER/BROKER -- 0.1%
    Lehman Brothers Holdings, Inc.
     Escrow Notes
     6.75% due 12/28/2017+(6)...........................    280,000         28
    Lehman Brothers Holdings, Inc.
     Escrow Notes
     7.50% due 05/11/2038+(6)...........................    361,000         36
    Merrill Lynch & Co., Inc.
     Sub. Notes
     6.11% due 01/29/2037...............................    367,000    377,985
    Merrill Lynch & Co., Inc.
     Sub. Notes
     7.75% due 05/14/2038...............................    232,000    287,267
                                                                    ----------
                                                                       665,316
                                                                    ----------
  FINANCE-LEASING COMPANIES -- 0.3%
    Air Lease Corp.
     Company Guar. Notes
     4.75% due 03/01/2020...............................  1,620,000  1,591,650
                                                                    ----------
  FINANCE-OTHER SERVICES -- 0.2%
    Denali Borrower LLC/Denali Finance Corp.
     Senior Sec. Notes
     5.63% due 10/15/2020*..............................    936,000    909,090
    National Rural Utilities Cooperative Finance Corp.
     Collateral Trust Bonds
     1.00% due 02/02/2015...............................    229,000    230,563
                                                                    ----------
                                                                     1,139,653
                                                                    ----------

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       FIREARMS & AMMUNITION -- 0.2%
         FGI Operating Co. LLC/FGI Finance, Inc.
          Sec. Notes
          7.88% due 05/01/2020*................... $1,115,000 $1,159,600
                                                              ----------
       FOOD-MEAT PRODUCTS -- 0.2%
         JBS USA LLC/JBS USA Finance, Inc.
          Senior Notes
          7.25% due 06/01/2021*...................    920,000    910,800
                                                              ----------
       FOOD-MISC./DIVERSIFIED -- 0.1%
         Mondelez International, Inc.
          Senior Notes
          6.50% due 02/09/2040....................    578,000    678,418
                                                              ----------
       FOOD-RETAIL -- 0.3%
         Kroger Co.
          Senior Notes
          5.15% due 08/01/2043....................    460,000    450,219
         SUPERVALU, Inc.
          Senior Notes
          6.75% due 06/01/2021*...................  1,573,000  1,494,350
                                                              ----------
                                                               1,944,569
                                                              ----------
       GAMBLING (NON-HOTEL) -- 0.0%
         Waterford Gaming LLC
          Senior Notes
          8.63% due 09/15/2014*(6)(7).............    715,890    271,179
                                                              ----------
       HOME FURNISHINGS -- 0.2%
         Norcraft Cos. LP/Norcraft Finance Corp.
          Sec. Notes
          10.50% due 12/15/2015...................  1,033,000  1,067,864
                                                              ----------
       INDEPENDENT POWER PRODUCERS -- 0.7%
         Calpine Corp.
          Senior Sec. Notes
          7.88% due 07/31/2020*...................    774,000    833,985
         Calpine Corp.
          Senior Sec. Notes
          7.88% due 01/15/2023*...................    785,000    826,212
         GenOn Energy, Inc.
          Senior Notes
          9.50% due 10/15/2018....................  1,486,000  1,671,750
         NRG Energy, Inc.
          Company Guar. Notes
          7.63% due 01/15/2018....................    190,000    210,425
         NRG Energy, Inc.
          Company Guar. Notes
          7.63% due 05/15/2019....................     35,000     36,925
         NRG Energy, Inc.
          Company Guar. Notes
          8.25% due 09/01/2020....................    430,000    471,925
                                                              ----------
                                                               4,051,222
                                                              ----------
       INSURANCE BROKERS -- 0.1%
         Marsh & McLennan Cos., Inc.
          Senior Notes
          2.55% due 10/15/2018....................    382,000    383,964
                                                              ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     INSURANCE-LIFE/HEALTH -- 0.7%
       American Equity Investment Life Holding Co.
        Company Guar. Notes
        6.63% due 07/15/2021........................ $1,140,000 $1,179,900
       Pacific LifeCorp
        Senior Notes
        6.00% due 02/10/2020*.......................    295,000    330,122
       Pricoa Global Funding I
        Senior Sec. Notes
        1.60% due 05/29/2018*.......................  1,209,000  1,179,701
       Principal Life Global Funding II
        Sec. Notes
        1.00% due 12/11/2015*.......................    699,000    699,986
       Prudential Financial, Inc.
        Senior Notes
        4.75% due 09/17/2015........................    274,000    293,988
                                                                ----------
                                                                 3,683,697
                                                                ----------
     INSURANCE-MULTI-LINE -- 0.2%
       Metropolitan Life Global Funding I
        Senior Sec. Notes
        2.50% due 09/29/2015*.......................  1,222,000  1,262,304
                                                                ----------
     INSURANCE-MUTUAL -- 0.2%
       Liberty Mutual Group, Inc.
        Senior Notes
        5.75% due 03/15/2014*.......................    195,000    198,592
       New York Life Global Funding
        Sec. Notes
        1.65% due 05/15/2017*.......................    779,000    777,374
                                                                ----------
                                                                   975,966
                                                                ----------
     INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.2%
       Patriot Merger Corp.
        Senior Notes
        9.00% due 07/15/2021*.......................    887,000    913,610
                                                                ----------
     MACHINERY-CONSTRUCTION & MINING -- 0.1%
       Caterpillar Financial Services Corp.
        Senior Notes
        1.35% due 09/06/2016........................    429,000    431,783
                                                                ----------
     MARINE SERVICES -- 0.2%
       Great Lakes Dredge & Dock Corp.
        Company Guar. Notes
        7.38% due 02/01/2019........................  1,226,000  1,216,805
                                                                ----------
     MEDICAL INSTRUMENTS -- 0.5%
       Accellent, Inc.
        Senior Sec. Notes
        8.38% due 02/01/2017........................  2,580,000  2,686,425
                                                                ----------
     MEDICAL PRODUCTS -- 0.4%
       Becton Dickinson and Co.
        Senior Notes
        7.00% due 08/01/2027........................    370,000    461,501
       Universal Hospital Services, Inc.
        Sec. Notes
        7.63% due 08/15/2020........................  1,894,000  1,955,555
                                                                ----------
                                                                 2,417,056
                                                                ----------

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       MEDICAL-DRUGS -- 0.5%
         AbbVie, Inc.
          Senior Notes
          1.75% due 11/06/2017..................... $  832,000 $  825,169
         Endo Pharmaceuticals Holdings, Inc.
          Company Guar. Notes
          7.00% due 07/15/2019.....................  1,825,000  1,879,750
                                                               ----------
                                                                2,704,919
                                                               ----------
       MEDICAL-GENERIC DRUGS -- 0.5%
         Actavis, Inc.
          Senior Notes
          3.25% due 10/01/2022.....................    994,000    931,886
         Mylan, Inc.
          Company Guar. Notes
          2.60% due 06/24/2018*....................    765,000    763,647
         Mylan, Inc.
          Company Guar. Notes
          7.88% due 07/15/2020*....................    827,000    943,662
                                                               ----------
                                                                2,639,195
                                                               ----------
       MEDICAL-HMO -- 0.1%
         Cigna Corp.
          Senior Notes
          4.38% due 12/15/2020.....................    591,000    626,833
                                                               ----------
       MEDICAL-HOSPITALS -- 1.0%
         Capella Healthcare, Inc.
          Company Guar. Notes
          9.25% due 07/01/2017.....................  1,855,000  1,984,850
         HCA, Inc.
          Senior Notes
          7.50% due 11/15/2095.....................  1,823,000  1,636,142
         IASIS Healthcare LLC/IASIS Capital Corp.
          Company Guar. Notes
          8.38% due 05/15/2019.....................  1,020,000  1,058,250
         Tenet Healthcare Corp.
          Senior Notes
          6.88% due 11/15/2031.....................  1,075,000    911,062
         Tenet Healthcare Corp.
          Senior Notes
          8.13% due 04/01/2022*....................    222,000    231,713
                                                               ----------
                                                                5,822,017
                                                               ----------
       METAL PROCESSORS & FABRICATION -- 0.1%
         Precision Castparts Corp.
          Senior Notes
          1.25% due 01/15/2018.....................    311,000    303,227
                                                               ----------
       MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.5%
         Radnet Management, Inc.
          Company Guar. Notes
          10.38% due 04/01/2018....................  2,547,000  2,693,453
                                                               ----------
       MULTIMEDIA -- 0.7%
         News America, Inc.
          Company Guar. Notes
          4.00% due 10/01/2023*....................    512,000    512,532
         News America, Inc.
          Company Guar. Notes
          5.40% due 10/01/2043*....................    449,000    449,533

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    ----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    MULTIMEDIA (CONTINUED)
      Time Warner Cos., Inc.
       Company Guar. Notes
       6.95% due 01/15/2028.......................... $  924,000 $1,110,787
      Time Warner Entertainment Co. LP
       Company Guar. Notes
       8.38% due 07/15/2033..........................    385,000    419,717
      Viacom, Inc.
       Senior Notes
       4.25% due 09/01/2023..........................    434,000    431,642
      Viacom, Inc.
       Senior Notes
       5.85% due 09/01/2043..........................    998,000  1,015,984
                                                                 ----------
                                                                  3,940,195
                                                                 ----------
    MUSIC -- 0.3%
      Gibson Brands, Inc.
       Senior Sec. Notes
       8.88% due 08/01/2018*.........................    750,000    761,250
      WMG Acquisition Corp.
       Senior Sec. Notes
       6.00% due 01/15/2021*.........................    794,000    823,775
                                                                 ----------
                                                                  1,585,025
                                                                 ----------
    NON-FERROUS METALS -- 0.0%
      Renco Metals, Inc.
       Escrow Notes
       11.50% due 07/01/2003+(6)(7)..................    500,000          0
                                                                 ----------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 5.0%
      Alta Mesa Holdings LP/Alta Mesa Finance
       Services Corp.
       Company Guar. Notes
       9.63% due 10/15/2018..........................  1,140,000  1,202,700
      Anadarko Holding Co.
       Senior Notes
       7.15% due 05/15/2028..........................    637,000    764,687
      Atlas Energy Holdings Operating Co. LLC/Atlas
       Resource Finance Corp.
       Company Guar. Notes
       7.75% due 01/15/2021*.........................  1,271,000  1,182,030
      Carrizo Oil & Gas, Inc.
       Company Guar. Notes
       7.50% due 09/15/2020..........................  1,155,000  1,224,300
      Chaparral Energy, Inc.
       Company Guar. Notes
       7.63% due 11/15/2022..........................    526,000    533,890
      Chaparral Energy, Inc.
       Company Guar. Notes
       8.25% due 09/01/2021..........................    635,000    669,925
      Chesapeake Energy Corp.
       Company Guar. Notes
       5.75% due 03/15/2023..........................    270,000    270,675
      Chesapeake Energy Corp.
       Company Guar. Notes
       9.50% due 02/15/2015..........................    880,000    969,100
      Continental Resources, Inc.
       Company Guar. Notes
       4.50% due 04/15/2023..........................    155,000    152,094

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   ------------------------------------------------------------------------
   OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
     Continental Resources, Inc.
      Company Guar. Notes
      5.00% due 09/15/2022............................ $  472,000 $  474,950
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Company Guar. Notes
      7.75% due 09/01/2022............................  1,213,000  1,316,105
     EPL Oil & Gas, Inc.
      Company Guar. Notes
      8.25% due 02/15/2018............................  1,560,000  1,645,800
     EV Energy Partners LP/EV Energy Finance Corp.
      Company Guar. Notes
      8.00% due 04/15/2019............................  1,555,000  1,555,000
     Halcon Resources Corp.
      Company Guar. Notes
      9.75% due 07/15/2020............................  1,300,000  1,374,750
     Linn Energy LLC/Linn Energy Finance Corp.
      Company Guar. Notes
      6.75% due 11/01/2019*...........................  1,402,000  1,321,385
     Linn Energy LLC/Linn Energy Finance Corp.
      Company Guar. Notes
      8.63% due 04/15/2020............................    635,000    656,431
     Memorial Production Partners LP/Memorial
      Production Finance Corp.
      Company Guar. Notes
      7.63% due 05/01/2021............................    740,000    715,950
     Midstates Petroleum Co., Inc./Midstates
      Petroleum Co. LLC
      Company Guar. Notes
      9.25% due 06/01/2021*...........................  1,060,000  1,046,750
     Northern Oil and Gas, Inc.
      Company Guar. Notes
      8.00% due 06/01/2020............................  1,250,000  1,253,125
     Penn Virginia Corp.
      Company Guar. Notes
      8.50% due 05/01/2020............................    915,000    928,725
     Plains Exploration & Production Co.
      Company Guar. Notes
      6.63% due 05/01/2021............................    301,000    322,892
     Plains Exploration & Production Co.
      Company Guar. Notes
      6.75% due 02/01/2022............................    520,000    556,550
     Plains Exploration & Production Co.
      Company Guar. Notes
      6.88% due 02/15/2023............................  2,511,000  2,693,047
     QEP Resources, Inc.
      Senior Notes
      6.88% due 03/01/2021............................    754,000    801,125
     Rex Energy Corp.
      Company Guar. Notes
      8.88% due 12/01/2020*...........................  1,300,000  1,365,000
     Rosetta Resources, Inc.
      Company Guar. Notes
      5.63% due 05/01/2021............................  1,115,000  1,059,250
     Samson Investment Co.
      Company Guar. Notes
      10.25% due 02/15/2020*..........................  1,115,000  1,181,900

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
       Talos Production LLC/Talos Production
        Finance, Inc.
        Senior Notes
        9.75% due 02/15/2018*...................... $  865,000 $   869,325
                                                               -----------
                                                                28,107,461
                                                               -----------
     OIL COMPANIES-INTEGRATED -- 0.5%
       Chevron Corp.
        Senior Notes
        1.72% due 06/24/2018.......................  1,005,000   1,001,744
       Hess Corp.
        Senior Notes
        5.60% due 02/15/2041.......................    770,000     791,613
       Hess Corp.
        Senior Notes
        7.88% due 10/01/2029.......................    235,000     294,681
       Murphy Oil Corp.
        Senior Notes
        5.13% due 12/01/2042.......................    166,000     145,030
       Phillips 66
        Company Guar. Notes
        4.30% due 04/01/2022.......................    434,000     442,444
                                                               -----------
                                                                 2,675,512
                                                               -----------
     OIL REFINING & MARKETING -- 0.2%
       Alon Refining Krotz Springs, Inc.
        Senior Sec. Notes
        13.50% due 10/15/2014......................    735,000     764,400
       Valero Energy Corp.
        Company Guar. Notes
        6.63% due 06/15/2037.......................    456,000     495,282
                                                               -----------
                                                                 1,259,682
                                                               -----------
     OIL-FIELD SERVICES -- 0.4%
       Green Field Energy Services, Inc.
        Sec. Notes
        13.25% due 11/15/2016*+(4)(9)..............  1,091,000     981,900
       Hiland Partners LP/Hiland Partners Finance
        Corp.
        Company Guar. Notes
        7.25% due 10/01/2020*......................    650,000     677,625
       Oil States International, Inc.
        Company Guar. Notes
        6.50% due 06/01/2019.......................    700,000     742,000
                                                               -----------
                                                                 2,401,525
                                                               -----------
     PAPER & RELATED PRODUCTS -- 0.9%
       Clearwater Paper Corp.
        Company Guar. Notes
        4.50% due 02/01/2023.......................  1,439,000   1,295,100
       Georgia-Pacific LLC
        Senior Notes
        3.73% due 07/15/2023*......................  1,950,000   1,900,912
       Georgia-Pacific LLC
        Company Guar. Notes
        5.40% due 11/01/2020*......................    866,000     969,076

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    PAPER & RELATED PRODUCTS (CONTINUED)
      PH Glatfelter Co.
       Company Guar. Notes
       5.38% due 10/15/2020........................... $1,012,000 $1,006,940
                                                                  ----------
                                                                   5,172,028
                                                                  ----------
    PETROCHEMICALS -- 0.2%
      PetroLogistics LP/PetroLogistics Finance Corp.
       Company Guar. Notes
       6.25% due 04/01/2020*..........................  1,184,000  1,160,320
                                                                  ----------
    PIPELINES -- 1.8%
      Access Midstream Partners LP/ACMP
       Finance Corp.
       Company Guar. Notes
       6.13% due 07/15/2022...........................  1,020,000  1,048,050
      Atlas Pipeline Partners LP/Atlas Pipeline
       Finance Corp.
       Company Guar. Notes
       5.88% due 08/01/2023*..........................    493,000    463,420
      Atlas Pipeline Partners LP/Atlas Pipeline
       Finance Corp.
       Company Guar. Notes
       6.63% due 10/01/2020*..........................    775,000    790,500
      El Paso Pipeline Partners Operating Co. LLC
       Company Guar. Notes
       4.70% due 11/01/2042...........................    224,000    194,584
      El Paso Pipeline Partners Operating Co. LLC
       Company Guar. Notes
       5.00% due 10/01/2021...........................     87,000     92,349
      Energy Transfer Equity LP
       Senior Sec. Notes
       7.50% due 10/15/2020...........................  1,100,000  1,177,000
      Energy Transfer Partners LP
       Senior Notes
       5.95% due 10/01/2043...........................    449,000    445,747
      Energy Transfer Partners LP
       Senior Notes
       7.60% due 02/01/2024*..........................    240,000    290,892
      Genesis Energy LP/Genesis Energy Finance Corp.
       Company Guar. Notes
       7.88% due 12/15/2018...........................    805,000    859,337
      Inergy Midstream LP/ NRGM Finance Corp.
       Company Guar. Notes
       6.00% due 12/15/2020*..........................    840,000    833,700
      MarkWest Energy Partners LP/MarkWest Energy
       Finance Corp.
       Company Guar. Notes
       4.50% due 07/15/2023...........................    260,000    245,050
      MarkWest Energy Partners LP/MarkWest Energy
       Finance Corp.
       Company Guar. Notes
       6.50% due 08/15/2021...........................    614,000    656,980
      Penn Virginia Resource Partners LP/Penn
       Virginia Resource Finance Corp. II
       Company Guar. Notes
       8.38% due 06/01/2020...........................  1,140,000  1,185,600
      Southern Star Central Corp.
       Senior Notes
       6.75% due 03/01/2016...........................    650,000    656,500

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                         PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                   AMOUNT**    (NOTE 2)
  ---------------------------------------------------------------------------
  U.S. CORPORATE BONDS & NOTES (CONTINUED)
  PIPELINES (CONTINUED)
    Tesoro Logistics LP/Tesoro Logistics Finance Corp.
     Company Guar. Notes
     6.13% due 10/15/2021............................... $  926,000 $  930,630
                                                                    ----------
                                                                     9,870,339
                                                                    ----------
  PRINTING-COMMERCIAL -- 0.4%
    RR Donnelley & Sons Co.
     Senior Notes
     8.25% due 03/15/2019...............................  1,125,000  1,248,750
    Valassis Communications, Inc.
     Company Guar. Notes
     6.63% due 02/01/2021...............................    990,000    977,625
                                                                    ----------
                                                                     2,226,375
                                                                    ----------
  PUBLISHING-NEWSPAPERS -- 0.4%
    Gannett Co., Inc.
     Company Guar. Notes
     5.13% due 07/15/2020*..............................  1,054,000  1,032,920
    McClatchy Co.
     Senior Sec. Notes
     9.00% due 12/15/2022...............................  1,275,000  1,345,125
                                                                    ----------
                                                                     2,378,045
                                                                    ----------
  PUBLISHING-PERIODICALS -- 0.1%
    Expo Event Transco, Inc.
     Senior Notes
     9.00% due 06/15/2021*..............................    500,000    497,500
                                                                    ----------
  RADIO -- 0.2%
    Sirius XM Radio, Inc.
     Senior Notes
     4.63% due 05/15/2023*..............................  1,298,000  1,184,425
                                                                    ----------
  REAL ESTATE INVESTMENT TRUSTS -- 1.0%
    American Tower Corp.
     Senior Notes
     3.40% due 02/15/2019...............................    626,000    618,731
    Corrections Corp of America
     Company Guar. Notes
     4.13% due 04/01/2020...............................  1,300,000  1,231,750
    DuPont Fabros Technology LP
     Senior Notes
     5.88% due 09/15/2021*..............................    477,000    477,000
    Geo Group, Inc.
     Company Guar. Notes
     5.88% due 01/15/2022*..............................    700,000    691,250
    Omega Healthcare Investors, Inc.
     Company Guar. Notes
     5.88% due 03/15/2024...............................  2,357,000  2,357,000
    UDR, Inc.
     Company Guar. Notes
     3.70% due 10/01/2020...............................    258,000    259,317
                                                                    ----------
                                                                     5,635,048
                                                                    ----------
  REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
    Kennedy-Wilson, Inc.
     Company Guar. Notes
     8.75% due 04/01/2019...............................  1,340,000  1,447,200
                                                                    ----------

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.3%
       First Industrial LP
        Senior Notes
        5.75% due 01/15/2016........................ $1,535,000 $1,628,323
                                                                ----------
     RECYCLING -- 0.0%
       Aleris International, Inc.
        Escrow Notes
        9.00% due 12/15/2014+(6)(7).................  3,285,000        124
                                                                ----------
     RENTAL AUTO/EQUIPMENT -- 0.3%
       H&E Equipment Services, Inc.
        Company Guar. Notes
        7.00% due 09/01/2022........................  1,089,000  1,159,785
       NES Rentals Holdings, Inc.
        Sec. Notes
        7.88% due 05/01/2018*.......................    429,000    435,435
                                                                ----------
                                                                 1,595,220
                                                                ----------
     RETAIL-APPAREL/SHOE -- 0.2%
       Limited Brands, Inc.
        Company Guar. Notes
        6.63% due 04/01/2021........................    820,000    886,625
                                                                ----------
     RETAIL-AUTOMOBILE -- 0.2%
       AutoNation, Inc.
        Company Guar. Notes
        5.50% due 02/01/2020........................    995,000  1,036,044
                                                                ----------
     RETAIL-BUILDING PRODUCTS -- 0.1%
       Building Materials Holding Corp.
        Senior Sec. Notes
        9.00% due 09/15/2018*.......................    761,000    776,220
                                                                ----------
     RETAIL-DRUG STORE -- 0.4%
       CVS Pass-Through Trust
        Pass Through Certs.
        5.77% due 01/10/2033*.......................    234,662    253,503
       CVS Pass-Through Trust
        Pass Through Certs.
        5.93% due 01/10/2034*.......................    369,102    398,416
       Rite Aid Corp.
        Company Guar. Notes
        6.75% due 06/15/2021*.......................    729,000    757,249
       Rite Aid Corp.
        Senior Sec. Notes
        8.00% due 08/15/2020........................    600,000    670,500
                                                                ----------
                                                                 2,079,668
                                                                ----------
     RETAIL-PAWN SHOPS -- 0.2%
       Cash America International, Inc.
        Senior Notes
        5.75% due 05/15/2018*.......................  1,175,000  1,139,750
                                                                ----------
     RETAIL-PROPANE DISTRIBUTION -- 0.1%
       AmeriGas Finance LLC/AmeriGas Finance Corp.
        Company Guar. Notes
        7.00% due 05/20/2022........................    640,000    665,600
                                                                ----------
     RETAIL-REGIONAL DEPARTMENT STORES -- 0.3%
       Bon-Ton Department Stores, Inc.
        Sec. Notes
        8.00% due 06/15/2021........................  1,670,000  1,561,450
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       RETAIL-RESTAURANTS -- 0.8%
         Dave & Buster's, Inc.
          Company Guar. Notes
          11.00% due 06/01/2018.................... $1,095,000 $1,209,975
         Landry's, Inc.
          Senior Notes
          9.38% due 05/01/2020*....................  1,213,000  1,279,715
         Wok Acquisition Corp.
          Company Guar. Notes
          10.25% due 06/30/2020*...................  1,607,000  1,747,612
                                                               ----------
                                                                4,237,302
                                                               ----------
       RUBBER/PLASTIC PRODUCTS -- 0.0%
         Venture Holdings Co. LLC
          Company Guar. Notes
          11.00% due 06/01/2007+(6)(7).............    100,000          0
                                                               ----------
       SAVINGS & LOANS/THRIFTS -- 0.6%
         Astoria Financial Corp.
          Senior Notes
          5.00% due 06/19/2017.....................    718,000    756,890
         First Niagara Financial Group, Inc.
          Senior Notes
          6.75% due 03/19/2020.....................    717,000    831,052
         First Niagara Financial Group, Inc.
          Sub. Notes
          7.25% due 12/15/2021.....................  1,214,000  1,412,003
         Santander Holdings USA, Inc.
          Senior Notes
          3.00% due 09/24/2015.....................    300,000    308,697
                                                               ----------
                                                                3,308,642
                                                               ----------
       SCHOOLS -- 0.1%
         Northwestern University
          Bonds
          4.20% due 12/01/2047.....................    386,000    359,386
         President and Fellows of Harvard College
          Bonds
          3.62% due 10/01/2037.....................    191,000    166,666
         University of Pennsylvania
          Senior Notes
          4.67% due 09/01/2112.....................    292,000    258,818
                                                               ----------
                                                                  784,870
                                                               ----------
       SECURITY SERVICES -- 0.3%
         ADT Corp.
          Senior Notes
          2.25% due 07/15/2017.....................    892,000    851,884
         ADT Corp.
          Senior Notes
          3.50% due 07/15/2022.....................    596,000    503,860
         ADT Corp.
          Senior Notes
          6.25% due 10/15/2021*....................    462,000    468,930
                                                               ----------
                                                                1,824,674
                                                               ----------
       SEMICONDUCTOR EQUIPMENT -- 0.2%
         Magnachip Semiconductor Corp.
          Senior Notes
          6.63% due 07/15/2021*....................  1,180,000  1,165,250
                                                               ----------

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     SHIPBUILDING -- 0.2%
       Huntington Ingalls Industries, Inc.
        Company Guar. Notes
        7.13% due 03/15/2021........................ $1,043,000 $1,123,833
                                                                ----------
     SPECIAL PURPOSE ENTITIES -- 0.2%
       MassMutual Global Funding II
        Senior Sec. Notes
        2.00% due 04/05/2017*.......................    856,000    856,300
       MassMutual Global Funding II
        Sec. Notes
        2.50% due 10/17/2022*.......................    345,000    315,504
                                                                ----------
                                                                 1,171,804
                                                                ----------
     STEEL PIPE & TUBE -- 0.3%
       JMC Steel Group, Inc.
        Senior Notes
        8.25% due 03/15/2018*.......................  1,490,000  1,456,475
                                                                ----------
     STEEL-PRODUCERS -- 0.5%
       AK Steel Corp.
        Senior Sec. Notes
        8.75% due 12/01/2018........................    935,000  1,019,150
       Glencore Funding LLC
        Company Guar. Notes
        2.50% due 01/15/2019*.......................    678,000    635,540
       Nucor Corp.
        Senior Notes
        4.00% due 08/01/2023........................    450,000    440,406
       Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
        Senior Sec. Notes
        9.00% due 10/15/2017........................    800,000    828,000
                                                                ----------
                                                                 2,923,096
                                                                ----------
     STORAGE/WAREHOUSING -- 0.2%
       Mobile Mini, Inc.
        Company Guar. Notes
        7.88% due 12/01/2020........................  1,165,000  1,266,938
                                                                ----------
     TELECOM SERVICES -- 0.2%
       BellSouth Telecommunications, Inc.
        Senior Notes
        6.38% due 06/01/2028........................    251,000    273,753
       Consolidated Communications Finance Co.
        Company Guar. Notes
        10.88% due 06/01/2020.......................    825,000    944,625
                                                                ----------
                                                                 1,218,378
                                                                ----------
     TELEPHONE-INTEGRATED -- 1.5%
       AT&T, Inc.
        Senior Notes
        6.50% due 09/01/2037........................    519,000    573,393
       BellSouth Corp.
        Senior Notes
        6.55% due 06/15/2034........................    430,000    461,930
       Frontier Communications Corp.
        Senior Notes
        8.13% due 10/01/2018........................  1,000,000  1,110,000
       Frontier Communications Corp.
        Senior Notes
        9.25% due 07/01/2021........................     99,000    113,355

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                 PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT**     (NOTE 2)
       -----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       TELEPHONE-INTEGRATED (CONTINUED)
         Sprint Capital Corp.
          Company Guar. Notes
          8.75% due 03/15/2032.................. $2,110,000 $  2,144,287
         Verizon Communications, Inc.
          Senior Notes
          3.65% due 09/14/2018..................    548,000      577,424
         Verizon Communications, Inc.
          Senior Notes
          5.15% due 09/15/2023..................    651,000      697,733
         Verizon Communications, Inc.
          Senior Notes
          6.40% due 09/15/2033..................    449,000      498,620
         Verizon Communications, Inc.
          Senior Notes
          6.55% due 09/15/2043..................  1,305,000    1,473,263
         Windstream Corp.
          Company Guar. Notes
          6.38% due 08/01/2023..................  1,051,000      961,665
                                                            ------------
                                                               8,611,670
                                                            ------------
       TELEVISION -- 0.1%
         Sinclair Television Group, Inc.
          Company Guar. Notes
          6.38% due 11/01/2021*.................    788,000      791,940
                                                            ------------
       THEATERS -- 0.2%
         Regal Entertainment Group
          Senior Notes
          5.75% due 06/15/2023..................    891,000      839,768
                                                            ------------
       TRANSPORT-RAIL -- 0.1%
         Norfolk Southern Corp.
          Senior Notes
          6.00% due 05/23/2111..................    402,000      436,601
                                                            ------------
       TRANSPORT-SERVICES -- 0.1%
         Bristow Group, Inc.
          Company Guar. Notes
          6.25% due 10/15/2022..................    675,000      702,000
                                                            ------------
       TRAVEL SERVICES -- 0.2%
         Sabre, Inc.
          Senior Sec. Notes
          8.50% due 05/15/2019*.................  1,229,000    1,328,856
                                                            ------------
       WIRELESS EQUIPMENT -- 0.0%
         Motorola Solutions, Inc.
          Senior Notes
          6.63% due 11/15/2037..................     11,445       11,642
                                                            ------------
       TOTAL U.S. CORPORATE BONDS & NOTES
          (cost $274,879,515)...................             272,788,744
                                                            ------------
       FOREIGN CORPORATE BONDS & NOTES -- 14.7%
       AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
         EADS Finance BV
          Company Guar. Notes
          2.70% due 04/17/2023*.................    322,000      296,627
                                                            ------------
       AIRLINES -- 0.2%
         Air Canada
          Senior Sec. Notes
          6.75% due 10/01/2019*.................    924,000      919,380
                                                            ------------

                                                  PRINCIPAL     VALUE
                SECURITY DESCRIPTION              AMOUNT**     (NOTE 2)
       ----------------------------------------------------------------
       APPLIANCES -- 0.1%
         Arcelik AS
          Senior Notes
          5.00% due 04/03/2023*................   $   500,000 $  429,375
                                                              ----------
       AUTO-CARS/LIGHT TRUCKS -- 0.1%
         Automotores Gildemeister SA
          Company Guar. Notes
          6.75% due 01/15/2023*................       800,000    620,000
                                                              ----------
       AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.2%
         Schaeffler Finance BV
          Senior Sec. Notes
          4.75% due 05/15/2021*................     1,125,000  1,091,250
                                                              ----------
       BANKS-COMMERCIAL -- 2.4%
         Abbey National Treasury Services PLC
          Bank Guar. Notes
          3.05% due 08/23/2018.................       297,000    301,731
         Akbank TAS
          Senior Notes
          7.50% due 02/05/2018*................ TRY 2,385,000  1,073,460
         ANZ New Zealand Int'l, Ltd.
          Bank Guar. Notes
          1.13% due 03/24/2016*................       915,000    913,245
         Banco ABC Brasil SA
          Senior Notes
          8.50% due 03/28/2016*................ BRL 3,100,000  1,248,364
         Banco de Bogota SA
          Senior Notes
          5.00% due 01/15/2017*................       260,000    268,775
         Bank of Montreal
          Senior Notes
          1.45% due 04/09/2018.................       804,000    785,688
         Bank of Nova Scotia
          Senior Notes
          1.38% due 07/15/2016.................       479,000    482,285
         Cooperatieve Centrale Raiffeisen-
          Boerenleenbank BA
          Senior Notes
          2.63% due 05/29/2018................. NOK 5,000,000    821,636
         Credit Suisse AG
          Sub. Notes
          6.50% due 08/08/2023*................     1,029,000  1,041,863
         ING Bank NV
          Notes
          2.00% due 09/25/2015*................     1,499,000  1,519,401
         Malayan Banking Bhd VRS
          Sub. Notes
          3.25% due 09/20/2022.................       500,000    487,500
         National Australia Bank, Ltd.
          Senior Notes
          1.60% due 08/07/2015.................       719,000    730,509
         National Bank of Canada
          Bank Guar. Notes
          1.45% due 11/07/2017.................     1,040,000  1,021,255
         PKO Finance AB
          Senior Notes
          4.63% due 09/26/2022*................       700,000    687,225

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL     VALUE
                SECURITY DESCRIPTION              AMOUNT**     (NOTE 2)
       -----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
       BANKS-COMMERCIAL (CONTINUED)
         RHB Bank Bhd
          Senior Notes
          3.25% due 05/11/2017.................   $   425,000 $   428,023
         Sberbank of Russia Via SB Capital SA
          Senior Notes
          6.13% due 02/07/2022.................       500,000     523,750
         Standard Chartered PLC
          Sub. Notes
          5.20% due 01/26/2024*................       457,000     459,157
         Svenska Handelsbanken AB
          Notes
          2.50% due 01/25/2019.................       464,000     465,855
         Turkiye Halk Bankasi AS
          Senior Notes
          3.88% due 02/05/2020*................       355,000     316,838
                                                              -----------
                                                               13,576,560
                                                              -----------
       BANKS-MONEY CENTER -- 0.2%
         Lloyds TSB Bank PLC
          Bank Guar. Notes
          6.50% due 09/14/2020*................       896,000     989,102
                                                              -----------
       BANKS-SPECIAL PURPOSE -- 0.4%
         Burgan Finance No. 1, Ltd.
          Bank Guar. Notes
          7.88% due 09/29/2020.................       305,000     329,400
         Development Bank of Kazakhstan JSC
          Senior Notes
          4.13% due 12/10/2022*................       600,000     553,500
         Korea Development Bank
          Senior Notes
          3.00% due 03/17/2019.................       250,000     250,754
         Kreditanstalt fuer Wiederaufbau
          Government Guar. Notes
          3.75% due 09/25/2015................. NOK 5,500,000     944,784
                                                              -----------
                                                                2,078,438
                                                              -----------
       BEVERAGES-NON-ALCOHOLIC -- 0.1%
         Fomento Economico Mexicano SAB de CV
          Senior Notes
          2.88% due 05/10/2023.................       450,000     400,393
                                                              -----------
       BUILDING PRODUCTS-CEMENT -- 0.4%
         Cemex SAB de CV
          Senior Sec. Notes
          5.88% due 03/25/2019*................       200,000     192,000
         Cemex SAB de CV
          Senior Sec. Notes
          6.50% due 12/10/2019*................     1,406,000   1,384,910
         Rearden G Holdings EINS GmbH
          Company Guar. Notes
          7.88% due 03/30/2020.................       550,000     563,750
                                                              -----------
                                                                2,140,660
                                                              -----------
       BUILDING-HEAVY CONSTRUCTION -- 0.1%
         Andrade Gutierrez International SA
          Company Guar. Notes
          4.00% due 04/30/2018*................       560,000     526,400
                                                              -----------

                                                   PRINCIPAL     VALUE
                 SECURITY DESCRIPTION              AMOUNT**     (NOTE 2)
       ------------------------------------------------------------------
       CABLE/SATELLITE TV -- 0.2%
         Nara Cable Funding, Ltd.
          Senior Sec. Notes
          8.88% due 12/01/2018*.................   $ 1,200,000 $1,266,000
                                                               ----------
       CELLULAR TELECOM -- 0.1%
         Rogers Communications, Inc.
          Company Guar. Notes
          5.45% due 10/01/2043..................       450,000    445,934
         VimpelCom Holdings BV
          Company Guar. Notes
          9.00% due 02/13/2018*................. RUB12,000,000    370,724
                                                               ----------
                                                                  816,658
                                                               ----------
       CHEMICALS-DIVERSIFIED -- 0.2%
         NOVA Chemicals Corp.
          Senior Notes
          5.25% due 08/01/2023*.................       901,000    903,252
                                                               ----------
       COAL -- 0.1%
         Indo Energy Finance BV
          Senior Sec. Notes
          7.00% due 05/07/2018..................       200,000    192,500
         Indo Energy Finance II BV
          Senior Sec. Notes
          6.38% due 01/24/2023*.................       450,000    378,000
                                                               ----------
                                                                  570,500
                                                               ----------
       COMMERCIAL SERVICES -- 0.2%
         Global A&T Electronics, Ltd.
          Senior Sec. Notes
          10.00% due 02/01/2019*................     1,089,000    925,650
                                                               ----------
       COMPUTERS-MEMORY DEVICES -- 0.1%
         Seagate HDD Cayman
          Company Guar. Notes
          4.75% due 06/01/2023*.................       840,000    808,500
                                                               ----------
       CRUISE LINES -- 0.2%
         Royal Caribbean Cruises, Ltd.
          Senior Notes
          5.25% due 11/15/2022..................     1,286,000  1,247,420
                                                               ----------
       DIVERSIFIED BANKING INSTITUTIONS -- 0.4%
         Credit Agricole SA
          Sub. Notes
          8.13% due 09/19/2033*.................       467,000    472,214
         Royal Bank of Scotland Group PLC
          Senior Notes
          6.40% due 10/21/2019..................     1,092,000  1,247,973
         Societe Generale SA
          Bank Guar. Notes
          2.63% due 10/01/2018..................       447,000    447,944
                                                               ----------
                                                                2,168,131
                                                               ----------
       DIVERSIFIED FINANCIAL SERVICES -- 0.3%
         DTEK Finance PLC
          Company Guar. Notes
          7.88% due 04/04/2018*.................       650,000    552,500
         Hyundai Capital Services, Inc.
          Senior Notes
          6.00% due 05/05/2015*.................     1,033,000  1,102,598
                                                               ----------
                                                                1,655,098
                                                               ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                    PRINCIPAL      VALUE
               SECURITY DESCRIPTION                 AMOUNT**      (NOTE 2)
     ---------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
       Ingersoll-Rand Global Holding Co., Ltd.
        Company Guar. Notes
        2.88% due 01/15/2019*...................   $     307,000 $  306,023
       Ingersoll-Rand Global Holding Co., Ltd.
        Company Guar. Notes
        4.25% due 06/15/2023*...................       1,066,000  1,058,648
       Pentair Finance SA
        Company Guar. Notes
        1.35% due 12/01/2015....................         467,000    468,740
                                                                 ----------
                                                                  1,833,411
                                                                 ----------
     DIVERSIFIED MINERALS -- 1.0%
       BHP Billiton Finance USA, Ltd.
        Company Guar. Notes
        2.05% due 09/30/2018....................         203,000    203,291
       BHP Billiton Finance USA, Ltd.
        Company Guar. Notes
        3.85% due 09/30/2023....................         435,000    438,335
       BHP Billiton Finance USA, Ltd.
        Company Guar. Notes
        5.00% due 09/30/2043....................         629,000    640,630
       FMG Resources August 2006 Pty, Ltd.
        Company Guar. Notes
        6.00% due 04/01/2017*...................         825,000    845,625
       FMG Resources August 2006 Pty, Ltd.
        Company Guar. Notes
        6.88% due 04/01/2022*...................       1,250,000  1,250,000
       Teck Resources, Ltd.
        Company Guar. Notes
        6.00% due 08/15/2040....................       1,458,000  1,355,040
       Volcan Cia Minera SAA
        Company Guar. Notes
        5.38% due 02/02/2022*...................         610,000    581,025
                                                                 ----------
                                                                  5,313,946
                                                                 ----------
     DIVERSIFIED OPERATIONS -- 0.2%
       KOC Holding AS
        Senior Notes
        3.50% due 04/24/2020*...................         650,000    553,475
       Tenedora Nemak SA de CV
        Senior Notes
        5.50% due 02/28/2023*...................         650,000    614,250
                                                                 ----------
                                                                  1,167,725
                                                                 ----------
     ELECTRIC-INTEGRATED -- 0.1%
       E-CL SA
        Senior Notes
        5.63% due 01/15/2021....................         550,000    562,060
       Empresas Publicas de Medellin ESP
        Senior Notes
        8.38% due 02/01/2021.................... COP 266,000,000    145,343
                                                                 ----------
                                                                    707,403
                                                                 ----------
     FINANCE-LEASING COMPANIES -- 0.5%
       Aircastle, Ltd.
        Senior Notes
        6.25% due 12/01/2019....................       1,800,000  1,903,500

                                                   PRINCIPAL     VALUE
                SECURITY DESCRIPTION               AMOUNT**     (NOTE 2)
       -----------------------------------------------------------------
       FINANCE-LEASING COMPANIES (CONTINUED)
         Milestone Aviation Group, Ltd.
          Senior Notes
          8.63% due 12/15/2017*.................   $ 1,047,000 $1,099,350
                                                               ----------
                                                                3,002,850
                                                               ----------
       FOOD-MEAT PRODUCTS -- 0.1%
         BRF SA
          Senior Notes
          3.95% due 05/22/2023*.................       200,000    172,000
         BRF SA
          Senior Notes
          7.75% due 05/22/2018*................. BRL 1,000,000    357,578
         ESAL GmbH
          Company Guar. Notes
          6.25% due 02/05/2023*.................       260,000    229,450
                                                               ----------
                                                                  759,028
                                                               ----------
       GAS-TRANSPORTATION -- 0.0%
         Transportadora de Gas del Peru SA
          Senior Notes
          4.25% due 04/30/2028*.................       200,000    173,000
                                                               ----------
       GOLD MINING -- 0.2%
         AngloGold Ashanti Holdings PLC
          Company Guar. Notes
          8.50% due 07/30/2020..................       293,000    301,058
         Gold Fields Orogen Holding BVI, Ltd.
          Company Guar. Notes
          4.88% due 10/07/2020..................       700,000    565,851
                                                               ----------
                                                                  866,909
                                                               ----------
       INDEPENDENT POWER PRODUCERS -- 0.1%
         AES Drax Energy, Ltd.
          Senior Sec. Notes
          11.50% due 08/30/2010+(6)(7)(8)(16)...       725,000          0
         PT Perusahaan Listrik Negara
          Senior Notes
          5.50% due 11/22/2021*.................       500,000    477,500
                                                               ----------
                                                                  477,500
                                                               ----------
       INVESTMENT COMPANIES -- 0.1%
         Temasek Financial I, Ltd.
          Company Guar. Notes
          2.38% due 01/23/2023*.................       539,000    493,313
                                                               ----------
       MEDICAL PRODUCTS -- 0.1%
         Mallinckrodt International Finance SA
          Company Guar. Notes
          3.50% due 04/15/2018*.................       269,000    264,679
         Mallinckrodt International Finance SA
          Company Guar. Notes
          4.75% due 04/15/2023*.................       387,000    367,962
                                                               ----------
                                                                  632,641
                                                               ----------
       MEDICAL-DRUGS -- 0.2%
         Takeda Pharmaceutical Co., Ltd.
          Senior Notes
          1.63% due 03/17/2017*.................       989,000    992,066
                                                               ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
    METAL-DIVERSIFIED -- 0.1%
      Vedanta Resources PLC
       Senior Notes
       7.13% due 05/31/2023*.......................... $  370,000 $  344,100
                                                                  ----------
    METAL-IRON -- 0.0%
      OJSC Novolipetsk Steel via Steel Funding, Ltd.
       Senior Notes
       4.95% due 09/26/2019*..........................    265,000    257,713
                                                                  ----------
    MUNICIPAL BONDS -- 0.1%
      City of Kyiv Via Kyiv Finance PLC
       Senior Notes
       9.38% due 07/11/2016*..........................    870,000    752,550
                                                                  ----------
    OIL & GAS DRILLING -- 0.5%
      Pacific Drilling SA
       Senior Sec. Notes
       5.38% due 06/01/2020*..........................  1,050,000  1,023,750
      Transocean, Inc.
       Company Guar. Notes
       6.38% due 12/15/2021...........................  1,156,000  1,284,973
      Transocean, Inc.
       Company Guar. Notes
       6.80% due 03/15/2038...........................    209,000    221,885
      Transocean, Inc.
       Company Guar. Notes
       7.50% due 04/15/2031...........................    280,000    314,647
                                                                  ----------
                                                                   2,845,255
                                                                  ----------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.5%
      Anadarko Finance Co.
       Company Guar. Notes
       7.50% due 05/01/2031...........................  1,106,000  1,378,772
      KazMunayGas National Co.
       Senior Notes
       7.00% due 05/05/2020...........................    500,000    563,750
      PT Pertamina Persero
       Senior Notes
       4.88% due 05/03/2022*..........................    720,000    651,600
                                                                  ----------
                                                                   2,594,122
                                                                  ----------
    OIL COMPANIES-INTEGRATED -- 1.2%
      BP Capital Markets PLC
       Company Guar. Notes
       1.38% due 11/06/2017...........................  1,075,000  1,058,742
      BP Capital Markets PLC
       Company Guar. Notes
       1.85% due 05/05/2017...........................    840,000    847,186
      BP Capital Markets PLC
       Company Guar. Notes
       2.25% due 11/01/2016...........................    511,000    525,975
      BP Capital Markets PLC
       Company Guar. Notes
       2.75% due 05/10/2023...........................    634,000    579,055
      MOL Group Finance SA
       Company Guar. Notes
       6.25% due 09/26/2019...........................    625,000    631,250
      Petroleos de Venezuela SA
       Company Guar. Notes
       5.38% due 04/12/2027...........................    350,000    201,250

                                                     PRINCIPAL   VALUE
                  SECURITY DESCRIPTION               AMOUNT**   (NOTE 2)
      ------------------------------------------------------------------
      OIL COMPANIES-INTEGRATED (CONTINUED)
        Petroleos de Venezuela SA
         Company Guar. Notes
         8.50% due 11/02/2017....................... $900,000  $  815,400
        Petroleos Mexicanos
         Company Guar. Notes
         4.88% due 01/18/2024.......................  419,000     419,000
        Petroleos Mexicanos
         Company Guar. Notes
         5.50% due 06/27/2044.......................  271,000     246,024
        Petronas Capital, Ltd.
         Company Guar. Notes
         5.25% due 08/12/2019.......................  600,000     664,545
        Rosneft Oil Co via Rosneft International
         Finance, Ltd.
         Senior Notes
         4.20% due 03/06/2022*......................  200,000     184,500
        Shell International Finance BV
         Company Guar. Notes
         3.63% due 08/21/2042.......................  441,000     385,281
        Sibur Securities, Ltd.
         Company Guar. Notes
         3.91% due 01/31/2018*......................  310,000     294,500
                                                               ----------
                                                                6,852,708
                                                               ----------
      OIL REFINING & MARKETING -- 0.0%
        Thai Oil PCL
         Senior Notes
         3.63% due 01/23/2023*......................  200,000     179,487
                                                               ----------
      PAPER & RELATED PRODUCTS -- 0.1%
        Inversiones CMPC SA
         Company Guar. Notes
         4.50% due 04/25/2022.......................  500,000     465,648
                                                               ----------
      PASTORAL & AGRICULTURAL -- 0.1%
        MHP SA
         Company Guar. Notes
         8.25% due 04/02/2020*......................  650,000     516,880
                                                               ----------
      PETROCHEMICALS -- 0.1%
        Mexichem SAB de CV
         Company Guar. Notes
         6.75% due 09/19/2042*......................  559,000     519,870
                                                               ----------
      PIPELINES -- 0.0%
        Transportadora de Gas Internacional SA ESP
         Senior Notes
         5.70% due 03/20/2022*......................  200,000     200,500
                                                               ----------
      REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.5%
        Agile Property Holdings, Ltd.
         Company Guar. Notes
         9.88% due 03/20/2017.......................  350,000     378,875
        China Overseas Finance Cayman II, Ltd.
         Company Guar. Notes
         5.50% due 11/10/2020.......................  300,000     310,722
        Country Garden Holdings Co., Ltd.
         Company Guar. Notes
         7.25% due 04/04/2021*......................  200,000     199,140

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                      PRINCIPAL      VALUE
               SECURITY DESCRIPTION                   AMOUNT**      (NOTE 2)
  --------------------------------------------------------------------------
  FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
  REAL ESTATE OPERATIONS & DEVELOPMENT
   (CONTINUED)
    Country Garden Holdings Co., Ltd.
     Company Guar. Notes
     7.50% due 01/10/2023*.........................   $    200,000 $  192,500
    Country Garden Holdings Co., Ltd.
     Company Guar. Notes
     11.13% due 02/23/2018.........................        410,000    457,150
    Mattamy Group Corp.
     Senior Notes
     6.50% due 11/15/2020*.........................      1,325,000  1,301,813
    Shimao Property Holdings, Ltd.
     Company Guar. Notes
     6.63% due 01/14/2020..........................        200,000    192,500
                                                                   ----------
                                                                    3,032,700
                                                                   ----------
  RETAIL-MAJOR DEPARTMENT STORES -- 0.1%
    LS Finance 2022, Ltd.
     Company Guar. Notes
     4.25% due 10/16/2022..........................        500,000    454,609
                                                                   ----------
  RETAIL-RESTAURANTS -- 0.1%
    Arcos Dorados Holdings, Inc.
     Company Guar. Notes
     6.63% due 09/27/2023*.........................        325,000    321,750
                                                                   ----------
  SATELLITE TELECOM -- 0.4%
    Intelsat Luxembourg SA
     Company Guar. Notes
     7.75% due 06/01/2021*.........................      1,930,000  1,997,550
                                                                   ----------
  SOAP & CLEANING PREPARATION -- 0.1%
    Reckitt Benckiser Treasury Services PLC
     Company Guar. Notes
     2.13% due 09/21/2018*.........................        355,000    356,591
    Reckitt Benckiser Treasury Services PLC
     Company Guar. Notes
     3.63% due 09/21/2023*.........................        461,000    464,371
                                                                   ----------
                                                                      820,962
                                                                   ----------
  SOVEREIGN -- 0.2%
    Perusahaan Penerbit SBSN
     Senior Notes
     3.30% due 11/21/2022*.........................        950,000    783,750
    Republic of Angola Via Northern Lights III BV
     Senior Notes
     7.00% due 08/16/2019..........................        250,000    268,125
                                                                   ----------
                                                                    1,051,875
                                                                   ----------
  SPECIAL PURPOSE ENTITIES -- 0.1%
    Federal Grid Co. OJS via Federal Grid
     Finance, Ltd.
     Notes
     8.45% due 03/13/2019.......................... RUB 13,000,000    402,219
    Hellas Telecommunications
     Luxembourg II FRS
     Sub. Notes
     6.03% due 01/15/2015*+(4)(6)(7)(16)...........      1,330,000          0
                                                                   ----------
                                                                      402,219
                                                                   ----------

                                                   PRINCIPAL      VALUE
               SECURITY DESCRIPTION                AMOUNT**      (NOTE 2)
      -------------------------------------------------------------------
      STEEL-PRODUCERS -- 0.2%
        ArcelorMittal
         Senior Notes
         6.75% due 02/25/2022..................   $     500,000 $  526,250
        ArcelorMittal
         Senior Notes
         7.25% due 03/01/2041..................         695,000    635,925
        Severstal OAO Via Steel Capital SA
         Senior Notes
         5.90% due 10/17/2022*.................         200,000    192,750
                                                                ----------
                                                                 1,354,925
                                                                ----------
      SUGAR -- 0.1%
        Cosan Luxembourg SA
         Company Guar. Notes
         9.50% due 03/14/2018*................. BRL   1,590,000    629,529
                                                                ----------
      SUPRANATIONAL BANKS -- 0.2%
        Eurasian Development Bank
         Senior Notes
         5.00% due 09/26/2020*.................         556,000    551,368
        International Bank for Reconstruction
         & Development
         Senior Notes
         3.63% due 02/20/2018.................. NZD     750,000    601,675
                                                                ----------
                                                                 1,153,043
                                                                ----------
      TELECOM SERVICES -- 0.4%
        UPCB Finance III, Ltd.
         Senior Sec. Notes
         6.63% due 07/01/2020*.................         900,000    954,000
        Wind Acquisition Holdings Finance SA
         Senior Sec. Notes
         12.25% due 07/15/2017*(10)(13)........       1,075,710  1,062,264
                                                                ----------
                                                                 2,016,264
                                                                ----------
      TELEPHONE-INTEGRATED -- 0.4%
        Empresa de Telecomunicaciones de
         Bogota
         Senior Notes
         7.00% due 01/17/2023*................. COP 640,000,000    285,371
        Oi SA
         Senior Notes
         5.75% due 02/10/2022..................         600,000    525,000
        Oi SA
         Senior Notes
         9.75% due 09/15/2016*................. BRL     575,000    227,219
        Telefonica Chile SA
         Senior Notes
         3.88% due 10/12/2022..................         700,000    621,421
        Telefonica Emisiones SAU
         Company Guar. Notes
         4.57% due 04/27/2023..................         321,000    307,832
                                                                ----------
                                                                 1,966,843
                                                                ----------
      TELEVISION -- 0.0%
        Myriad International Holdings BV
         Company Guar. Notes
         6.38% due 07/28/2017..................         200,000    217,000
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                 PRINCIPAL      VALUE
               SECURITY DESCRIPTION              AMOUNT**      (NOTE 2)
      ------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
      TRANSPORT-RAIL -- 0.1%
        Russian Railways via RZD Capital PLC
         Senior Notes
         5.70% due 04/05/2022.................   $    400,000 $   407,500
        Russian Railways via RZD Capital PLC
         Senior Notes
         8.30% due 04/02/2019................. RUB 11,000,000     341,358
                                                              -----------
                                                                  748,858
                                                              -----------
      TRANSPORT-SERVICES -- 0.1%
        Transnet SOC, Ltd.
         Senior Notes
         4.00% due 07/26/2022*................        600,000     529,500
                                                              -----------
      TOTAL FOREIGN CORPORATE BONDS & NOTES
         (cost $87,875,101)...................                 82,075,646
                                                              -----------
      FOREIGN GOVERNMENT AGENCIES -- 16.0%
      ELECTRIC-DISTRIBUTION -- 0.1%
        Hydro-Quebec
         Government Guar. Notes
         1.38% due 06/19/2017.................        527,000     527,780
                                                              -----------
      REGIONAL AUTHORITY -- 0.1%
        Province of British Columbia
         Senior Notes
         2.85% due 06/15/2015.................        612,000     637,312
                                                              -----------
      SOVEREIGN -- 15.8%
        Arab Republic of Egypt
         Senior Notes
         5.75% due 04/29/2020.................        930,000     855,600
        Arab Republic of Egypt
         Senior Notes
         6.88% due 04/30/2040.................        530,000     431,950
        Commonwealth of Jamaica
         Senior Notes
         8.00% due 06/24/2019.................        260,000     256,100
        Commonwealth of Jamaica
         Senior Notes
         8.00% due 03/15/2039.................        250,000     210,000
        Dominican Republic
         Senior Notes
         5.88% due 04/18/2024*................        370,000     343,175
        Dominican Republic
         Senior Notes
         5.88% due 04/18/2024.................        500,000     463,750
        Dominican Republic
         Senior Notes
         7.50% due 05/06/2021.................        798,000     850,867
        Dominican Republic
         Senior Notes
         8.63% due 04/20/2027.................        600,000     652,500
        Federal Republic of Nigeria
         Bonds
         5.13% due 07/12/2018.................        325,000     329,875
        Federal Republic of Nigeria
         Bonds
         6.38% due 07/12/2023.................        525,000     535,500

                                              PRINCIPAL      VALUE
               SECURITY DESCRIPTION           AMOUNT**      (NOTE 2)
          ----------------------------------------------------------
          SOVEREIGN (CONTINUED)
            Federal Republic of Nigeria
             Senior Notes
             6.75% due 01/28/2021..........   $    500,000 $  536,250
            Federative Republic of Brazil
             Senior Notes
             2.63% due 01/05/2023..........        822,000    721,305
            Federative Republic of Brazil
             Senior Notes
             4.88% due 01/22/2021..........        750,000    805,312
            Federative Republic of Brazil
             Senior Notes
             7.13% due 01/20/2037..........         37,000     43,475
            Federative Republic of Brazil
             Senior Notes
             10.25% due 01/10/2028......... BRL  2,000,000    900,149
            Federative Republic of Brazil
             Senior Notes
             12.25% due 03/06/2030.........        329,000    550,252
            Government of Belize
             Senior Notes
             5.00% due 02/20/2038(5).......        677,000    406,200
            Government of Bermuda
             Senior Notes
             4.85% due 02/06/2024*.........        405,000    402,975
            Government of Canada
             Senior Notes
             0.88% due 02/14/2017..........        527,000    526,684
            Government of Canada
             Bonds
             4.25% due 06/01/2018.......... CAD    300,000    322,851
            Government of Canada
             Bonds
             5.75% due 06/01/2029.......... CAD  2,105,000  2,772,559
            Government of Malaysia
             Senior Notes
             3.31% due 10/31/2017.......... MYR  7,100,000  2,161,680
            Government of New Zealand
             Senior Notes
             6.00% due 04/15/2015.......... NZD  4,090,000  3,547,402
            Kingdom of Bahrain
             Senior Notes
             6.13% due 08/01/2023*.........        821,000    818,947
            Kingdom of Morocco
             Senior Notes
             4.25% due 12/11/2022*.........        798,000    726,340
            Kingdom of Norway
             Bonds
             3.75% due 05/25/2021.......... NOK  7,620,000  1,364,143
            Kingdom of Sweden
             Bonds
             3.50% due 06/01/2022.......... SEK 19,250,000  3,272,108
            Lebanese Republic
             Notes
             4.00% due 12/31/2017..........         18,000     17,370
            Lebanese Republic
             Senior Notes
             8.25% due 04/12/2021..........        500,000    539,250

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                               PRINCIPAL       VALUE
              SECURITY DESCRIPTION             AMOUNT**       (NOTE 2)
        --------------------------------------------------------------
        FOREIGN GOVERNMENT AGENCIES (CONTINUED)
        SOVEREIGN (CONTINUED)
          Oriental Republic of Uruguay
           Senior Notes
           4.50% due 08/14/2024...........   $       323,000 $  327,845
          Plurinational State of Bolivia
           Senior Notes
           4.88% due 10/29/2022...........           644,000    580,405
          Plurinational State of Bolivia
           Senior Notes
           5.95% due 08/22/2023*..........           280,000    267,400
          Republic of Argentina
           Senior Notes
           2.50% due 12/31/2038(5)........         1,144,761    406,390
          Republic of Argentina
           Senior Notes
           8.28% due 12/31/2033...........         2,002,220  1,280,175
          Republic of Argentina
           Senior Notes
           8.75% due 06/02/2017...........           419,000    342,533
          Republic of Armenia
           Senior Notes
           6.00% due 09/30/2020*..........           323,000    314,477
          Republic of Austria
           Senior Notes
           4.15% due 03/15/2037*.......... EUR       310,000    511,648
          Republic of Belarus
           Senior Notes
           8.75% due 08/03/2015...........           815,000    786,475
          Republic of Belarus
           Senior Notes
           8.95% due 01/26/2018...........           550,000    517,000
          Republic of Bulgaria
           Bonds
           8.25% due 01/15/2015...........         1,144,000  1,247,990
          Republic of Colombia
           Senior Notes
           2.63% due 03/15/2023...........           200,000    177,000
          Republic of Colombia
           Senior Notes
           4.00% due 02/26/2024...........           576,000    564,480
          Republic of Colombia
           Senior Notes
           4.38% due 07/12/2021...........         1,650,000  1,703,625
          Republic of Colombia
           Senior Notes
           6.13% due 01/18/2041...........           400,000    436,000
          Republic of Colombia
           Senior Notes
           7.38% due 03/18/2019...........           150,000    181,650
          Republic of Colombia
           Senior Notes
           8.25% due 12/22/2014...........           984,000  1,062,720
          Republic of Colombia
           Bonds
           9.85% due 06/28/2027........... COP 1,200,000,000    821,806
          Republic of Costa Rica
           Senior Notes
           4.38% due 04/30/2025*..........           200,000    174,000

                                           PRINCIPAL      VALUE
                SECURITY DESCRIPTION       AMOUNT**      (NOTE 2)
             -----------------------------------------------------
             SOVEREIGN (CONTINUED)
               Republic of Croatia
                Notes
                5.50% due 04/04/2023*...   $    426,000 $  407,895
               Republic of El Salvador
                Senior Notes
                7.38% due 12/01/2019....        770,000    837,375
               Republic of El Salvador
                Senior Notes
                7.63% due 02/01/2041....        700,000    703,500
               Republic of Ghana
                Notes
                7.88% due 08/07/2023*...        473,000    458,810
               Republic of Honduras
                Senior Notes
                7.50% due 03/15/2024....        608,000    512,240
               Republic of Hungary
                Senior Notes
                4.13% due 02/19/2018....        450,000    445,500
               Republic of Hungary
                Bonds
                5.50% due 12/20/2018.... HUF100,000,000    462,478
               Republic of Hungary
                Bonds
                6.00% due 11/24/2023.... HUF 92,000,000    423,258
               Republic of Hungary
                Senior Notes
                6.25% due 01/29/2020....        570,000    608,475
               Republic of Hungary
                Senior Notes
                6.38% due 03/29/2021....        880,000    936,100
               Republic of Hungary
                Bonds
                6.75% due 10/22/2028.... HUF 80,000,000    375,237
               Republic of Hungary
                Senior Notes
                7.63% due 03/29/2041....        752,000    804,640
               Republic of Indonesia
                Bonds
                3.75% due 04/25/2022....        350,000    315,000
               Republic of Indonesia
                Bonds
                5.25% due 01/17/2042....        700,000    593,250
               Republic of Indonesia
                Bonds
                6.63% due 02/17/2037....        117,000    118,463
               Republic of Ireland
                Bonds
                4.50% due 04/18/2020.... EUR    850,000  1,211,444
               Republic of Italy
                Bonds
                5.00% due 03/01/2022.... EUR  2,140,000  3,058,094
               Republic of Ivory Coast
                Senior Notes
                7.10% due 12/31/2032(5).        700,000    616,000
               Republic of Latvia
                Senior Notes
                5.25% due 06/16/2021....        540,000    584,550

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                            PRINCIPAL     VALUE
                SECURITY DESCRIPTION        AMOUNT**     (NOTE 2)
             ----------------------------------------------------
             FOREIGN GOVERNMENT AGENCIES (CONTINUED)
             SOVEREIGN (CONTINUED)
               Republic of Lithuania
                Senior Notes
                5.13% due 09/14/2017.....   $   100,000 $  109,250
               Republic of Lithuania
                Senior Notes
                6.75% due 01/15/2015.....       429,000    457,189
               Republic of Panama
                Senior Notes
                4.30% due 04/29/2053.....       630,000    486,675
               Republic of Panama
                Senior Notes
                6.70% due 01/26/2036.....       170,000    194,225
               Republic of Peru
                Senior Notes
                7.13% due 03/30/2019.....       350,000    424,375
               Republic of Peru
                Senior Notes
                8.20% due 08/12/2026..... PEN 2,700,000  1,178,296
               Republic of Peru
                Senior Notes
                8.38% due 05/03/2016.....       514,000    593,670
               Republic of Poland
                Senior Notes
                3.00% due 03/17/2023.....     1,917,000  1,755,972
               Republic of Poland
                Senior Notes
                3.88% due 07/16/2015.....       133,000    139,490
               Republic of Poland
                Bonds
                4.00% due 10/25/2023..... PLN 5,100,000  1,570,412
               Republic of Poland
                Senior Notes
                5.00% due 03/23/2022.....       800,000    860,400
               Republic of Poland
                Senior Notes
                5.13% due 04/21/2021.....       540,000    587,250
               Republic of Poland
                Bonds
                5.25% due 10/25/2020..... PLN 5,500,000  1,865,475
               Republic of Poland
                Bonds
                5.75% due 09/23/2022..... PLN 1,200,000    420,500
               Republic of Singapore
                Senior Notes
                2.25% due 06/01/2021..... SGD 1,900,000  1,531,427
               Republic of Slovenia
                Senior Notes
                4.75% due 05/10/2018*....       430,000    413,875
               Republic of Slovenia
                Bonds
                5.85% due 05/10/2023*....       440,000    418,000
               Republic of South Africa
                Senior Notes
                4.67% due 01/17/2024.....     1,648,000  1,598,560
               Republic of South Africa
                Bonds
                5.88% due 05/30/2022.....       200,000    216,000

                                              PRINCIPAL     VALUE
                SECURITY DESCRIPTION          AMOUNT**     (NOTE 2)
            -------------------------------------------------------
            SOVEREIGN (CONTINUED)
              Republic of South Africa
               Bonds
               6.25% due 03/08/2041........   $   612,000 $  641,070
              Republic of South Africa
               Bonds
               7.00% due 02/28/2031........ ZAR 4,600,000    393,670
              Republic of South Africa
               Bonds
               10.50% due 12/21/2026....... ZAR 6,700,000    802,899
              Republic of South Africa
               Bonds
               13.50% due 09/15/2015....... ZAR 3,800,000    429,310
              Republic of Sri Lanka
               Senior Notes
               5.88% due 07/25/2022*.......       200,000    183,000
              Republic of the Philippines
               Senior Notes
               4.00% due 01/15/2021........     1,543,000  1,600,862
              Republic of the Philippines
               Senior Notes
               6.50% due 01/20/2020........       865,000  1,016,375
              Republic of the Philippines
               Senior Notes
               7.75% due 01/14/2031........       365,000    475,413
              Republic of the Philippines
               Senior Notes
               9.38% due 01/18/2017........       200,000    245,250
              Republic of the Philippines
               Senior Notes
               10.63% due 03/16/2025.......       411,000    622,665
              Republic of Turkey
               Senior Notes
               3.25% due 03/23/2023........       450,000    388,125
              Republic of Turkey
               Bonds
               4.88% due 04/16/2043........       530,000    437,250
              Republic of Turkey
               Bonds
               6.00% due 01/14/2041........     1,550,000  1,496,137
              Republic of Turkey
               Senior Notes
               6.88% due 03/17/2036........        40,000     42,510
              Republic of Ukraine
               Bonds
               6.75% due 11/14/2017........       470,000    401,850
              Republic of Ukraine
               Bonds
               7.50% due 04/17/2023........     1,034,000    854,342
              Republic of Ukraine
               Senior Notes
               7.80% due 11/28/2022........     1,186,000    988,827
              Republic of Ukraine
               Senior Notes
               7.95% due 02/23/2021........       460,000    393,300
              Republic of Venezuela
               Senior Notes
               9.00% due 05/07/2023........       550,000    446,325

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                               PRINCIPAL     VALUE
                SECURITY DESCRIPTION           AMOUNT**     (NOTE 2)
          ------------------------------------------------------------
          FOREIGN GOVERNMENT AGENCIES (CONTINUED)
          SOVEREIGN (CONTINUED)
            Republic of Venezuela
             Senior Notes
             9.38% due 01/13/2034...........   $   368,000 $   290,720
            Republic of Venezuela
             Senior Notes
             11.75% due 10/21/2026..........       780,000     719,550
            Republic of Venezuela
             Senior Notes
             11.95% due 08/05/2031..........     1,038,000     957,555
            Republic of Venezuela
             Senior Notes
             12.75% due 08/23/2022..........       100,000      99,600
            Russian Federation
             Senior Notes
             3.50% due 01/16/2019*..........       400,000     403,000
            Russian Federation
             Senior Notes
             3.63% due 04/29/2015...........       700,000     727,300
            Russian Federation
             Senior Notes
             4.50% due 04/04/2022...........       600,000     612,720
            Russian Federation
             Senior Notes
             4.88% due 09/16/2023*..........       600,000     613,500
            Russian Federation
             Senior Notes
             5.63% due 04/04/2042...........       400,000     410,000
            Russian Federation
             Senior Notes
             5.88% due 09/16/2043*..........       600,000     621,000
            Russian Federation
             Senior Notes
             7.50% due 03/31/2030(5)........     1,507,220   1,776,229
            United Mexican States
             Senior Notes
             2.75% due 04/22/2023........... EUR   200,000     255,215
            United Mexican States
             Senior Notes
             3.63% due 03/15/2022...........       230,000     228,160
            United Mexican States
             Senior Notes
             4.00% due 10/02/2023...........       476,000     473,025
            United Mexican States
             Senior Notes
             4.75% due 03/08/2044...........       826,000     747,530
            United Mexican States
             Senior Notes
             5.75% due 10/12/2110...........       674,000     633,560
            United Mexican States
             Bonds
             10.00% due 12/05/2024.......... MXN 8,000,000     803,835
            United Mexican States
             Bonds
             10.00% due 11/20/2036.......... MXN 4,200,000     422,620
                                                           -----------
                                                            88,015,837
                                                           -----------
          TOTAL FOREIGN GOVERNMENT AGENCIES
             (cost $92,778,076).............                89,180,929
                                                           -----------

                                                   PRINCIPAL     VALUE
                SECURITY DESCRIPTION               AMOUNT**     (NOTE 2)
      -------------------------------------------------------------------
      FOREIGN GOVERNMENT TREASURIES -- 0.6%
      SOVEREIGN -- 0.6%
        United Kingdom Gilt Treasury
         Bonds
         1.75% due 09/07/2022
         (cost $3,072,185)...................... GBP 2,100,000 $ 3,184,015
                                                               -----------
      U.S. GOVERNMENT AGENCIES -- 7.8%
      FEDERAL HOME LOAN MTG. CORP. -- 2.2%
         2.50% due 01/01/2028...................       485,887     489,491
         3.00% due 02/01/2043...................     1,460,456   1,422,765
         3.50% due 02/01/2042...................     1,031,197   1,047,432
         3.50% due 03/01/2042...................       558,693     567,477
         3.50% due 04/01/2042...................       567,497     576,444
         4.00% due 09/01/2040...................       487,610     509,824
         4.00% due 02/01/2041...................     1,267,764   1,325,241
         4.50% due 02/01/2020...................        33,603      35,527
         4.50% due 08/01/2020...................        49,713      52,574
         4.50% due 01/01/2039...................        68,611      72,886
         5.00% due 02/01/2034...................        69,069      74,872
         5.00% due 05/01/2034...................        81,323      88,953
         5.00% due 07/01/2038...................       957,544   1,030,264
         5.00% due 03/01/2039...................       143,282     155,140
         5.00% due 07/01/2040...................       475,334     513,382
         5.50% due 05/01/2037...................       203,076     219,605
         5.50% due 09/01/2037...................       187,546     202,811
         5.50% due 10/01/2037...................       705,751     763,196
         5.50% due 11/01/2037...................       262,876     288,749
         5.50% due 01/01/2038...................       439,764     475,559
         5.50% due 04/01/2038...................       127,055     137,397
         5.50% due 06/01/2041...................       490,565     530,495
         6.00% due 03/01/2040...................       182,620     199,035
         6.50% due 05/01/2029...................         1,783       1,982
         6.50% due 02/01/2035...................        62,949      69,700
         6.50% due 11/01/2037...................       787,528     871,138
        Federal Home Loan Mtg. Corp. REMIC
         Series 41, Class F
         10.00% due 05/15/2020(1)...............         1,446       1,506
         Series 1103, Class N IO
          11.57% due 06/15/2021(1)(11)..........         1,468         305
        Federal Home Loan Mtg. Corp. REMIC FRS
         Series 3572, Class JS
         6.62% due 09/15/2039(1)(11)............     4,391,271     718,755
                                                               -----------
                                                                12,442,505
                                                               -----------
      FEDERAL NATIONAL MTG. ASSOC. -- 5.4%
         2.50% due 03/01/2028...................       957,904     964,748
         3.00% due 10/01/2027...................       474,896     492,566
         3.00% due 11/01/2027...................       624,908     647,763
         3.00% due 03/01/2042...................        82,170      80,344
         3.00% due 06/01/2042...................       726,147     710,012
         3.00% due 12/01/2042...................     1,892,321   1,850,275
         3.50% due 08/01/2027...................       413,254     436,384
         3.50% due 12/01/2041...................     1,434,216   1,461,113
         3.50% due 01/01/2042...................       859,014     875,121
         3.50% due 04/01/2042...................       870,212     886,520
         3.50% due 05/01/2042...................     1,168,004   1,189,868
         3.50% due 07/01/2042...................     1,142,114   1,163,555
         4.00% due 06/01/2039...................       611,707     645,850
         4.00% due 09/01/2040...................     1,246,625   1,307,923

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (CONTINUED)
        FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
           4.00% due 10/01/2040.................. $  696,048 $   729,876
           4.00% due 08/01/2041..................  1,344,548   1,409,841
           4.00% due 11/01/2041..................    787,995     826,917
           4.50% due 06/01/2019..................     66,453      70,629
           4.50% due 11/01/2022..................    142,558     151,744
           4.50% due 06/01/2023..................     64,518      68,473
           4.50% due 01/01/2039..................    741,359     791,064
           4.50% due 07/01/2040..................  1,196,942   1,293,638
           4.50% due 08/01/2040..................  1,587,814   1,700,526
           4.50% due 07/01/2041..................  1,737,987   1,858,867
           4.50% due October TBA.................  1,000,000   1,067,969
           5.00% due 06/01/2019..................     44,958      47,858
           5.00% due 01/01/2023..................     30,018      32,207
           5.00% due 03/01/2034..................     64,548      70,209
           5.00% due 04/01/2035..................  1,060,183   1,150,900
           5.00% due 05/01/2035..................     43,208      47,181
           5.00% due 02/01/2036..................    364,367     395,025
           5.00% due 05/01/2040..................    233,031     253,382
           5.00% due 07/01/2040..................    641,155     696,077
           5.00% due 08/01/2040..................    729,810     790,950
           5.50% due 06/01/2038..................    103,754     113,050
           6.00% due 02/01/2032..................     10,857      11,852
           6.00% due 05/01/2034..................      4,444       4,924
           6.00% due 10/01/2034..................     49,203      53,771
           6.00% due 07/01/2037..................    469,827     512,977
           6.00% due 10/01/2037..................     49,490      54,009
           6.00% due 11/01/2037..................    305,014     332,866
           6.00% due 11/01/2038..................    607,861     663,367
           6.00% due 04/01/2040..................    301,402     328,987
           6.00% due 06/01/2040..................    385,719     420,941
           6.50% due 02/01/2035..................     30,592      33,818
           6.50% due 09/01/2037..................    194,615     215,604
           6.50% due 10/01/2037..................    138,156     152,920
           6.50% due 10/01/2038..................    509,978     564,820
           6.50% due 02/01/2039..................     78,303      86,565
           7.50% due 01/01/2030..................      1,612       1,680
           7.50% due 09/01/2030..................      1,576       1,683
           8.00% due 11/01/2028..................      7,899       9,310
           13.00% due 11/15/2015.................         17          17
          Federal National Mtg. Assoc. REMIC
           Series 2011-117, Class MA
           2.00% due 08/25/2040(1)...............    191,106     189,981
           Series 1989-2, Class D
           8.80% due 01/25/2019(1)...............     11,409      12,738
           Series 1989-17, Class E
           10.40% due 04/25/2019(1)..............         90          91
                                                             -----------
                                                              29,931,346
                                                             -----------
        SOVEREIGN AGENCY -- 0.2%
          Tennessee Valley Authority
           Notes
           1.75% due 10/15/2018..................    335,000     335,326
           Senior Notes
           3.50% due 12/15/2042..................    819,000     667,184
                                                             -----------
                                                               1,002,510
                                                             -----------
        TOTAL U.S. GOVERNMENT AGENCIES
           (cost $42,733,994)....................             43,376,361
                                                             -----------

                                                PRINCIPAL    VALUE
                  SECURITY DESCRIPTION          AMOUNT**    (NOTE 2)
          ------------------------------------------------------------
          U.S. GOVERNMENT TREASURIES -- 3.8%
          UNITED STATES TREASURY BONDS -- 1.1%
             2.88% due 05/15/2043.............. $  419,000 $   355,626
             3.13% due 02/15/2043..............  6,459,400   5,787,222
                                                           -----------
                                                             6,142,848
                                                           -----------
          UNITED STATES TREASURY NOTES -- 2.7%
             0.13% due 04/15/2018 TIPS(12).....  1,298,518   1,337,676
             0.50% due 07/31/2017..............    314,000     308,088
             0.63% due 05/31/2017..............    105,000     103,819
             0.63% due 08/31/2017..............    170,000     167,357
             0.75% due 10/31/2017..............     56,000      55,230
             1.00% due 10/31/2016..............  2,000,000   2,018,594
             1.00% due 03/31/2017..............    242,000     243,115
             1.00% due 05/31/2018..............  2,118,000   2,090,864
             1.38% due 11/30/2015..............    105,000     107,248
             1.38% due 06/30/2018..............    134,000     134,346
             1.38% due 07/31/2018..............  1,296,000   1,298,329
             1.50% due 07/31/2016..............  1,000,000   1,025,312
             1.50% due 08/31/2018..............  1,938,000   1,950,870
             1.75% due 05/15/2023..............  2,272,000   2,105,328
             2.50% due 08/15/2023..............  1,886,000   1,866,846
                                                           -----------
                                                            14,813,022
                                                           -----------
          TOTAL U.S. GOVERNMENT TREASURIES
             (cost $21,176,921)................             20,955,870
                                                           -----------
          LOANS(6)(14)(15) -- 2.0%
          AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
            Sequa Corp.
             BTL B
             5.25% due 05/29/2017..............  1,492,481   1,498,078
                                                           -----------
          CASINO HOTELS -- 0.2%
            Tropicana Entertainment, Inc.
             BTL
             7.50% due 03/16/2018..............    985,000     988,694
            Twin River Management Group, Inc.
             BTL B
             5.25% due 09/27/2018..............    271,598     274,653
                                                           -----------
                                                             1,263,347
                                                           -----------
          COMPUTER SOFTWARE -- 0.3%
            Vertafore, Inc.
             Ist Lien
             4.25% due 10/03/2019..............  1,492,500   1,498,097
                                                           -----------
          ELECTRIC-DISTRIBUTION -- 0.3%
            Cedar Bay Generating Company LP
             BTL
             6.25% due 04/15/2020..............  1,642,377   1,656,747
                                                           -----------
          GAMBLING (NON-HOTEL) -- 0.0%
            Northfield Park Assoc. LLC
             1st Lien
             9.00% due 10/23/2018                  262,500     273,000
                                                           -----------
          MEDICAL INSTRUMENTS -- 0.3%
            Immucor
             BTL B
             5.00% due 08/19/2018                1,491,732   1,501,987
                                                           -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       LOANS(6)(14)(15) (CONTINUED)
       MEDICAL-DRUGS -- 0.4%
         Auxilium Pharmaceuticals, Inc.
          BTL B
          6.25% due 04/26/2017.................... $2,068,649 $ 2,091,921
         Triax Pharmaceuticals LLC
          Escrow Loans
          16.50% due 08/30/2011+(7)...............  1,720,938           0
                                                              -----------
                                                                2,091,921
                                                              -----------
       MEDICAL-HOSPITALS -- 0.0%
         Ardent Health Services, Inc.
          BTL
          6.75% due 03/15/2018....................    238,200     239,838
                                                              -----------
       OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.1%
         Sabine Oil & Gas, LLC
          BTL
          8.75% due 12/31/2018....................    647,315     650,552
                                                              -----------
       PRINTING-COMMERCIAL -- 0.1%
         Cenveo Corp.
          BTL B
          6.25% due 02/13/2017....................    724,360     729,340
                                                              -----------
       TOTAL LOANS
          (cost $11,339,728)......................             11,402,907
                                                              -----------
       MUNICIPAL BONDS & NOTES -- 0.3%
         Ohio State University
          Revenue Bonds
          Series A
          4.80% due 06/01/2111....................    616,000     533,203
         Port Authority of New York & New Jersey
          Revenue Bonds
          Series 174
          4.46% due 10/01/2062....................    725,000     612,792
         Port Authority of New York & New Jersey
          Revenue Bonds
          Series 168
          4.93% due 10/01/2051....................    353,000     335,767
                                                              -----------
       TOTAL MUNICIPAL BONDS & NOTES
          (cost $1,687,917).......................              1,481,762
                                                              -----------
       COMMON STOCK -- 0.0%
       MEDICAL-DRUGS -- 0.0%
         Triax Pharmaceuticals LLC+(6)(7)(17)
          (cost $0)...............................    128,418           0
                                                              -----------
       PREFERRED SECURITIES/CAPITAL SECURITIES -- 1.7%
       BANKS-COMMERCIAL -- 0.1%
         Zions Bancorporation FRS
          Series I
          5.80% due 06/15/2023(3).................    481,000     420,875
                                                              -----------
       BANKS-SUPER REGIONAL -- 0.0%
         Wells Fargo & Co. FRS
          Series K
          7.98% due 03/15/2018(3).................    235,000     258,500
                                                              -----------
       DIVERSIFIED BANKING INSTITUTIONS -- 0.5%
         BAC Capital Trust XIII FRS
          Series F
          4.00% due 11/04/2013(3).................  1,070,000     813,200

                                                         PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                   AMOUNT**    (NOTE 2)
  ---------------------------------------------------------------------------
  DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
    JPMorgan Chase & Co. FRS
     Series Q
     5.15% due 05/01/2023(3)............................ $  670,000 $  586,250
    JPMorgan Chase & Co. FRS
     Series R
     6.00% due 08/01/2023(3)............................    757,000    709,688
    JPMorgan Chase & Co. FRS
     Series 1
     7.90% due 04/30/2018(3)............................    304,000    329,840
    JPMorgan Chase Capital XXIII FRS
     1.26% due 05/15/2077...............................    140,000    102,900
                                                                    ----------
                                                                     2,541,878
                                                                    ----------
  DIVERSIFIED FINANCIAL SERVICES -- 0.1%
    General Electric Capital Corp. FRS
     Series C
     5.25% due 06/15/2023(3)............................    500,000    463,500
                                                                    ----------
  ELECTRIC-INTEGRATED -- 0.1%
    Enel SpA VRS
     8.75% due 09/24/2073*..............................    536,000    545,585
                                                                    ----------
  FINANCE-INVESTMENT BANKER/BROKER -- 0.0%
    Lehman Brothers Holdings Capital Trust VII
     Escrow Security
     0.00%+(6)..........................................    222,000         22
                                                                    ----------
  FINANCE-OTHER SERVICES -- 0.1%
    National Rural Utilities Cooperative Finance Corp.
     FRS
     4.75% due 04/30/2043...............................    547,000    505,975
                                                                    ----------
  FINANCIAL GUARANTEE INSURANCE -- 0.2%
    Assured Guaranty Municipal Holdings, Inc. FRS
     6.40% due 12/15/2066*..............................  1,360,000  1,183,200
                                                                    ----------
  FOOD-DAIRY PRODUCTS -- 0.2%
    Land O'Lakes Capital Trust I
     7.45% due 03/15/2028*..............................  1,450,000  1,402,875
                                                                    ----------
  INSURANCE-LIFE/HEALTH -- 0.3%
    Prudential Financial, Inc. FRS
     5.63% due 06/15/2043...............................  1,638,000  1,542,799
                                                                    ----------
  INSURANCE-MULTI-LINE -- 0.1%
    MetLife, Inc.
     6.40% due 12/15/2066...............................    633,000    639,330
                                                                    ----------
  TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
     (cost $9,242,611)..................................             9,504,539
                                                                    ----------
  PREFERRED SECURITIES -- 0.5%
  BANKS-COMMERCIAL -- 0.1%
    Zions Bancorporation FRS
     Series G
     6.30%..............................................     21,275    500,813
                                                                    ----------
  DIVERSIFIED BANKING INSTITUTIONS -- 0.2%
    Citigroup, Inc.
     Series J
     7.13%..............................................     31,375    792,219
                                                                    ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                  SHARES/
                                                 PRINCIPAL      VALUE
               SECURITY DESCRIPTION              AMOUNT**      (NOTE 2)
       -----------------------------------------------------------------
       PREFERRED SECURITIES (CONTINUED)
       ELECTRIC-INTEGRATED -- 0.0%
         Entergy Louisiana LLC
          4.70%...............................   $   12,300  $    233,577
                                                             ------------
       FINANCE-MORTGAGE LOAN/BANKER -- 0.0%
         Federal Home Loan Mtg. Corp. FRS
          Series Z
          8.38%............................... GBP   11,300        66,105
                                                             ------------
       INSURANCE-REINSURANCE -- 0.1%
         RenaissanceRe Holdings, Ltd.
          5.38%...............................       23,075       450,655
                                                             ------------
       MEDICAL-DRUGS -- 0.0%
         Triax Pharmaceuticals LLC
          Class C+(6)(7)......................       39,177             0
                                                             ------------
       TELECOM SERVICES -- 0.1%
         Qwest Corp.
          6.13%...............................       25,250       534,290
                                                             ------------
       TOTAL PREFERRED SECURITIES
          (cost $3,006,272)...................                  2,577,659
                                                             ------------
       WARRANTS+ -- 0.0%
       OIL-FIELD SERVICES -- 0.0%
         Green Field Energy Services, Inc.
          Expires 11/15/2021*.................        2,031        60,930
                                                             ------------
       TELEVISION -- 0.0%
         ION Media Networks, Inc.
          Expires 12/18/2016
          (strike price $500.00)(6)(7)(18)....          330       102,300
         ION Media Networks, Inc.
          Expires 12/18/2016
          (strike price $687.00)(6)(7)(18)....          325        40,625
                                                             ------------
                                                                  142,925
                                                             ------------
       TOTAL WARRANTS
          (cost $57,960)......................                    203,855
                                                             ------------
       TOTAL LONG-TERM INVESTMENT SECURITIES
          (cost $560,487,566).................                549,299,279
                                                             ------------
       SHORT-TERM INVESTMENT SECURITIES -- 0.8%
       TIME DEPOSITS -- 0.8%
         Euro Time Deposit with State Street
          Bank and Trust Co.
          0.01% due 10/01/2013
          (cost $4,293,000)...................   $4,293,000     4,293,000
                                                             ------------
       REPURCHASE AGREEMENT -- 0.2%
         State Street Bank and Trust Co.
          Joint Repurchase Agreement(19)
          (cost $1,008,000)...................    1,008,000     1,008,000
                                                             ------------
       TOTAL INVESTMENTS
          (cost $565,788,566)(20).............         99.6%  554,600,279
       Other assets less liabilities..........          0.4     2,195,219
                                               ------------  ------------
       NET ASSETS                                     100.0% $556,795,498
                                               ============  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $154,846,422 representing 27.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   Denominated in United States Dollars unless otherwise indicated.
+    Non-income producing security
(1)  Collateralized Mortgage Obligation
(2)  Commercial Mortgage Backed Security
(3)  Perpetual maturity -- maturity date reflects the next call date.
(4)  Security in default of interest.
(5) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(6) Illiquid security. At September 30, 2013, the aggregate value of these securities was $11,817,221 representing 2.1% of net assets.
(7) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(8)  Security in default of principal and interest at maturity.
(9) Subsequent to September 30, 2013, the company has filed for Chapter 11 bankruptcy protection.
(10) PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer.
(11) Interest Only
(12) Principal amount of security is adjusted for inflation.
(13) Security currently paying interest/dividends in the form of additional securities.
(14) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(15) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(16) Company has filed for bankruptcy protection in country of issuance.
(17) Consists of more than one type of securities traded together as a unit.
(18) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

     addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2013, the Strategic Bond Fund held the following restricted securities:

                                PRINCIPAL                       VALUE   % OF
                    ACQUISITION  AMOUNT/  ACQUISITION            PER    NET
   NAME                DATE      SHARES      COST      VALUE    SHARE  ASSETS
   ----             ----------- --------- ----------- -------- ------- ------
   ION Media
    Networks, Inc.
    Expires
    12/18/2016
    (strike price
    $500.00)
    Warrant........  3/15/2011     330        $0      $102,300 $310.00  0.00%

   ION Media
    Networks, Inc.
    Expires
    12/18/2016
    (strike price
    $687.00)
    Warrant........  3/15/2011     325         0        40,625  125.00  0.00
                                                      --------          ----
                                                      $142,925          0.00%
                                                      ========          ====

(19) See Note 2 for details of Joint Repurchase Agreements.
(20) See Note 5 for cost of investments on a tax basis.
BTL --Bank Term Loan
REMIC --Real Estate Mortgage Investment Conduit
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS --Treasury Inflation Protected Security
FRS --Floating Rate Security
VRS --Variable Rate Security
The rates shown on FRS and VRS are the current rates at September 30, 2013 and unless noted otherwise the dates are the original maturity dates.

BRL --Brazilian Real
CAD --Canadian Dollar
COP --Columbian Peso
EUR --Euro
GBP --British Pound
HUF --Hungarian Forint
MXN --Mexican Peso
MYR --Malaysian Ringgit
NOK --Norwegian Krone
NZD --New Zealand Dollar
PEN --Peruvian Nuevo Sol
PLN --Polish Zloty
RUB --Russian Ruble
SEK --Swedish Krona
SGD --Singapore Dollar
TRY --Turkish Lira
ZAR --South African Rand

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2013 (see Note 2):

                                                 LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                     QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                                --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Asset Backed Securities.......................      $       --         $ 12,566,992           $     --        $ 12,566,992
  U.S. Corporate Bonds & Notes:
   Airlines.....................................              --            1,301,002            125,984           1,426,986
   Electric-Generation..........................              --            1,173,000            302,025           1,475,025
   Gambling (Non-Hotel).........................              --                   --            271,179             271,179
   Non-Ferrous Metals...........................              --                   --                  0                   0
   Oil Companies -- Exploration and Production..              --           28,107,461                 --          28,107,461
   Recycling....................................              --                   --                124                 124
   Rubber/Plastic Products......................              --                   --                  0                   0
   Other Industries*............................              --          241,507,969                 --         241,507,969
  Foreign Corporate Bonds & Notes:
   Independent Power Producers..................              --              477,500                  0             477,500
   Special Purpose Entities.....................              --              402,219                  0             402,219
   Other Industries*............................              --           81,195,927                 --          81,195,927
  Foreign Government Agencies:
   Sovereign....................................              --           88,015,837                 --          88,015,837
   Other Foreign Government Agencies*...........              --            1,165,092                 --           1,165,092
  Foreign Government Treasuries                               --            3,184,015                 --           3,184,015
  U.S. Government Agencies:
   Federal National Mtg. Assoc..................              --           29,931,346                 --          29,931,346
   Other U.S. Government Agencies*..............              --           13,445,015                 --          13,445,015
  U.S. Government Treasuries                                  --           20,955,870                 --          20,955,870
  Loans:
   Medical-Drugs................................              --            2,091,921                  0           2,091,921
   Other Industries*............................              --            9,310,986                 --           9,310,986
  Municipal Bond & Notes                                      --            1,481,762                 --           1,481,762
  Common Stock                                                --                   --                  0                   0
  Preferred Securities/Capital Securities:
   Finance-Investment Banker/Broker.............              --                   22                 --                  22
   Other Industries*............................              --            9,504,517                 --           9,504,517
  Preferred Securities:
   Medical-Drugs................................              --                   --                  0                   0
   Other Industries*............................       2,577,659                   --                 --           2,577,659
  Warrants:
   Oil-Field Services...........................              --               60,930                 --              60,930
   Television...................................              --                   --            142,925             142,925
Short Term Investment Securities:
  Time Deposits.................................              --            4,293,000                 --           4,293,000
Repurchase Agreement............................              --            1,008,000                 --           1,008,000
                                                      ----------         ------------           --------        ------------
Total...........................................      $2,577,659         $551,180,383           $842,237        $554,600,279
                                                      ==========         ============           ========        ============

--------
* Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2013 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  Cellular Telecom....................... 7.1%
                  Oil Companies-Exploration & Production. 6.0
                  Cable/Satellite TV..................... 5.6
                  Medical-Hospitals...................... 4.6
                  Data Processing/Management............. 3.0
                  Satellite Telecom...................... 2.8
                  Telephone-Integrated................... 2.7
                  Telecom Services....................... 2.4
                  Theaters............................... 2.3
                  Television............................. 2.3
                  Building-Residential/Commercial........ 2.3
                  Diversified Banking Institutions....... 2.3
                  Pipelines.............................. 2.1
                  Repurchase Agreements.................. 2.0
                  Food-Misc./Diversified................. 1.9
                  Finance-Consumer Loans................. 1.8
                  Chemicals-Diversified.................. 1.7
                  Banks-Commercial....................... 1.5
                  Electric-Integrated.................... 1.5
                  Investment Management/Advisor Services. 1.4
                  Electronic Components-Semiconductors... 1.4
                  Finance-Other Services................. 1.2
                  Electric-Generation.................... 1.1
                  Machinery-Farming...................... 1.1
                  Retail-Propane Distribution............ 1.0
                  Building Products-Wood................. 1.0
                  Insurance-Multi-line................... 1.0
                  Diversified Financial Services......... 1.0
                  Funeral Services & Related Items....... 1.0
                  Office Automation & Equipment.......... 0.9
                  Medical Products....................... 0.9
                  Real Estate Management/Services........ 0.9
                  Computer Services...................... 0.9
                  Medical Information Systems............ 0.9
                  Publishing-Newspapers.................. 0.9
                  Chemicals-Plastics..................... 0.9
                  Retail-Arts & Crafts................... 0.9
                  Medical-Drugs.......................... 0.8
                  Casino Services........................ 0.8
                  Enterprise Software/Service............ 0.8
                  Auto/Truck Parts & Equipment-Original.. 0.8
                  Aerospace/Defense-Equipment............ 0.8
                  Shipbuilding........................... 0.8
                  Building & Construction Products-Misc.. 0.8
                  Retail-Leisure Products................ 0.8
                  Metal Processors & Fabrication......... 0.7
                  Diversified Manufacturing Operations... 0.7
                  X-Ray Equipment........................ 0.7
                  Chemicals-Specialty.................... 0.6
                  Radio.................................. 0.6
                  Entertainment Software................. 0.6
                  Gambling (Non-Hotel)................... 0.6
                  Retail-Discount........................ 0.6
                  Finance-Mortgage Loan/Banker........... 0.6
                  Machinery-General Industrial........... 0.6
                  Applications Software.................. 0.6
                  Retail-Home Furnishings................ 0.6
                  Medical-Biomedical/Gene................ 0.5
                  Web Hosting/Design..................... 0.5
                  Diagnostic Kits........................ 0.5

              Independent Power Producers..................  0.5%
              Casino Hotels................................  0.5
              Commercial Services..........................  0.5
              Special Purpose Entities.....................  0.5
              Coal.........................................  0.5
              Oil & Gas Drilling...........................  0.5
              Broadcast Services/Program...................  0.4
              Paper & Related Products.....................  0.4
              Banks-Mortgage...............................  0.4
              Insurance-Property/Casualty..................  0.4
              Telecommunication Equipment..................  0.4
              Rubber-Tires.................................  0.4
              Containers-Paper/Plastic.....................  0.4
              Multimedia...................................  0.4
              Rental Auto/Equipment........................  0.3
              Non-Hazardous Waste Disposal.................  0.3
              Building Products-Cement.....................  0.3
              Diversified Operations/Commercial Services...  0.3
              Containers-Metal/Glass.......................  0.3
              Retail-Regional Department Stores............  0.2
              Semiconductor Components-Integrated Circuits.  0.2
              Internet Connectivity Services...............  0.2
              Retail-Perfume & Cosmetics...................  0.2
              Agricultural Operations......................  0.2
              Building Products-Doors & Windows............  0.2
              Beverages-Wine/Spirits.......................  0.1
              Distribution/Wholesale.......................  0.1
              Aerospace/Defense............................  0.1
              Building & Construction-Misc.................  0.1
              Home Furnishings.............................  0.1
              E-Commerce/Services..........................  0.1
                                                            ----
                                                            99.2%
                                                            ====

CREDIT QUALITY ALLOCATION+#

                               Baa........   1.1%
                               Ba.........  33.5
                               B..........  38.8
                               Caa........  20.6
                               Not Rated@.   6.0
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)



                                                PRINCIPAL    VALUE
                 SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
          ----------------------------------------------------------
          CONVERTIBLE BONDS & NOTES -- 1.8%
          BUILDING-RESIDENTIAL/COMMERCIAL -- 0.1%
            M/I Homes, Inc.
             Company Guar. Notes
             3.00% due 03/01/2018.............. $  116,000 $  117,740
                                                           ----------
          ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.2%
            ON Semiconductor Corp.
             Company Guar. Notes
             2.63% due 12/15/2026..............    187,000    202,077
                                                           ----------
          MEDICAL-BIOMEDICAL/GENE -- 0.5%
            Cubist Pharmaceuticals, Inc.
             Senior Notes
             1.13% due 09/01/2018*.............    122,000    131,836
            Cubist Pharmaceuticals, Inc.
             Senior Notes
             1.88% due 09/01/2020*.............    170,000    182,963
            Exelixis, Inc.
             Senior Sub. Notes
             4.25% due 08/15/2019..............    255,000    298,509
                                                           ----------
                                                              613,308
                                                           ----------
          MEDICAL-DRUGS -- 0.1%
            Savient Pharmaceuticals, Inc.
             Senior Notes
             4.75% due 02/01/2018(6)...........    745,000    142,481
                                                           ----------
          OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.3%
            Cobalt International Energy, Inc.
             Senior Notes
             2.63% due 12/01/2019..............    330,000    348,975
                                                           ----------
          X-RAY EQUIPMENT -- 0.6%
            Hologic, Inc.
             Senior Notes
             2.00% due 03/01/2042(1)...........    625,000    628,125
                                                           ----------
          TOTAL CONVERTIBLE BONDS & NOTES
             (cost $2,263,039).................             2,052,706
                                                           ----------
          U.S. CORPORATE BONDS & NOTES -- 74.8%
          AEROSPACE/DEFENSE -- 0.1%
            Esterline Technologies Corp.
             Company Guar. Notes
             7.00% due 08/01/2020..............     85,000     90,950
                                                           ----------
          AEROSPACE/DEFENSE-EQUIPMENT -- 0.8%
            B/E Aerospace, Inc.
             Senior Notes
             6.88% due 10/01/2020..............    815,000    890,387
                                                           ----------
          AGRICULTURAL OPERATIONS -- 0.2%
            American Rock Salt Co., LLC/
             American Rock Capital Corp.
             Sec. Notes
             8.25% due 05/01/2018*.............    191,000    184,315
                                                           ----------
          APPLICATIONS SOFTWARE -- 0.6%
            Emdeon, Inc.
             Company Guar. Notes
             11.00% due 12/31/2019.............    550,000    626,313
                                                           ----------
          AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.8%
            TRW Automotive, Inc.
             Company Guar. Notes
             7.25% due 03/15/2017*.............    795,000    910,275
                                                           ----------

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       BANKS-COMMERCIAL -- 1.0%
         CIT Group, Inc.
          Senior Notes
          5.25% due 03/15/2018.................... $  406,000 $  425,285
         CIT Group, Inc.
          Senior Notes
          5.38% due 05/15/2020....................    275,000    284,625
         CIT Group, Inc.
          Senior Notes
          5.50% due 02/15/2019*...................    430,000    451,500
                                                              ----------
                                                               1,161,410
                                                              ----------
       BANKS-MORTGAGE -- 0.4%
         Provident Funding Associates LP/PFG
          Finance Corp.
          Company Guar. Notes
          6.75% due 06/15/2021*...................    470,000    472,350
                                                              ----------
       BEVERAGES-WINE/SPIRITS -- 0.1%
         Constellation Brands, Inc.
          Company Guar. Notes
          4.25% due 05/01/2023....................    145,000    133,038
                                                              ----------
       BROADCAST SERVICES/PROGRAM -- 0.4%
         Nexstar Broadcasting, Inc.
          Company Guar. Notes
          6.88% due 11/15/2020*...................    465,000    473,138
                                                              ----------
       BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.8%
         Associated Materials LLC/AMH
          New Finance, Inc.
          Senior Sec. Notes
          9.13% due 11/01/2017*...................    170,000    180,625
         Associated Materials LLC/AMH
          New Finance, Inc.
          Senior Sec. Notes
          9.13% due 11/01/2017....................     35,000     37,188
         Nortek, Inc.
          Company Guar. Notes
          8.50% due 04/15/2021....................    560,000    609,000
         Ply Gem Industries, Inc.
          Company Guar. Notes
          9.38% due 04/15/2017....................     39,000     41,145
                                                              ----------
                                                                 867,958
                                                              ----------
       BUILDING & CONSTRUCTION-MISC. -- 0.1%
         Weekley Homes LLC/Weekley Finance Corp.
          Senior Notes
          6.00% due 02/01/2023*...................     85,000     81,600
                                                              ----------
       BUILDING PRODUCTS-WOOD -- 1.0%
         Boise Cascade Co.
          Company Guar. Notes
          6.38% due 11/01/2020....................    170,000    175,950
         Masco Corp.
          Senior Notes
          7.13% due 03/15/2020....................    710,000    800,525
         Masco Corp.
          Senior Notes
          7.75% due 08/01/2029....................    110,000    121,496
                                                              ----------
                                                               1,097,971
                                                              ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    ----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    BUILDING-RESIDENTIAL/COMMERCIAL -- 2.2%
      K Hovnanian Enterprises, Inc.
       Sec. Notes
       9.13% due 11/15/2020*......................... $  341,000 $  369,132
      KB Home
       Company Guar. Notes
       7.50% due 09/15/2022..........................    255,000    265,200
      KB Home
       Company Guar. Notes
       8.00% due 03/15/2020..........................    681,000    735,480
      Lennar Corp.
       Company Guar. Notes
       4.75% due 11/15/2022..........................    890,000    818,800
      Pulte Group, Inc.
       Company Guar. Notes
       6.38% due 05/15/2033..........................    135,000    120,488
      Ryland Group, Inc.
       Company Guar. Notes
       5.38% due 10/01/2022..........................    175,000    163,625
                                                                 ----------
                                                                  2,472,725
                                                                 ----------
    CABLE/SATELLITE TV -- 4.5%
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       5.25% due 09/30/2022..........................    960,000    888,000
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       6.63% due 01/31/2022..........................    580,000    588,700
      CCO Holdings LLC/CCO Holdings
       Capital Corp.
       Company Guar. Notes
       7.38% due 06/01/2020..........................    365,000    394,200
      DISH DBS Corp.
       Company Guar. Notes
       5.00% due 03/15/2023..........................    520,000    482,300
      DISH DBS Corp.
       Company Guar. Notes
       6.75% due 06/01/2021..........................  1,820,000  1,913,275
      DISH DBS Corp.
       Company Guar. Notes
       7.88% due 09/01/2019..........................    160,000    182,400
      Harron Communications LP/Harron Finance Corp.
       Senior Notes
       9.13% due 04/01/2020*.........................    485,000    533,500
                                                                 ----------
                                                                  4,982,375
                                                                 ----------
    CASINO HOTELS -- 0.5%
      Wynn Las Vegas LLC/Wynn Las Vegas
       Capital Corp.
       1st. Mtg. Notes
       5.38% due 03/15/2022..........................    570,000    572,850
                                                                 ----------
    CASINO SERVICES -- 0.6%
      Greektown Superholdings, Inc.
       Sec. Notes, Series A
       13.00% due 07/01/2015.........................    620,000    646,350

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        --------------------------------------------------------------
        CASINO SERVICES (CONTINUED)
          Greektown, Inc. LLC
           Escrow Notes
           10.75% due 12/01/2013+(2)(3).......... $  489,000 $        0
                                                             ----------
                                                                646,350
                                                             ----------
        CELLULAR TELECOM -- 6.3%
          MetroPCS Wireless, Inc.
           Company Guar. Notes
           6.63% due 11/15/2020..................    645,000    668,381
          MetroPCS Wireless, Inc.
           Company Guar. Notes
           7.88% due 09/01/2018..................    770,000    832,562
          NII Capital Corp.
           Company Guar. Notes
           7.63% due 04/01/2021..................    520,000    369,200
          NII Capital Corp.
           Company Guar. Notes
           8.88% due 12/15/2019..................    135,000    104,625
          Sprint Communications, Inc.
           Company Guar. Notes
           7.00% due 03/01/2020*.................    395,000    424,625
          Sprint Communications, Inc.
           Company Guar. Notes
           9.00% due 11/15/2018*.................    910,000  1,066,975
          Sprint Corp.
           Company Guar. Notes
           7.25% due 09/15/2021*.................  1,255,000  1,267,550
          Sprint Corp.
           Company Guar. Notes
           7.88% due 09/15/2023*.................  1,170,000  1,193,400
          Syniverse Holdings, Inc.
           Company Guar. Notes
           9.13% due 01/15/2019..................  1,000,000  1,077,500
          T-Mobile USA, Inc.
           Senior Notes
           5.25% due 09/01/2018*.................     65,000     66,138
                                                             ----------
                                                              7,070,956
                                                             ----------
        CHEMICALS-DIVERSIFIED -- 0.3%
          Momentive Performance Materials, Inc.
           Senior Sec. Notes
           8.88% due 10/15/2020..................    275,000    288,750
                                                             ----------
        CHEMICALS-PLASTICS -- 0.9%
          Hexion US Finance Corp.
           Senior Sec. Notes
           6.63% due 04/15/2020..................    230,000    230,000
          Hexion US Finance Corp./Hexion
           Nova Scotia Finance ULC
           Senior Sec. Notes
           8.88% due 02/01/2018..................    390,000    403,650
          Hexion US Finance Corp./Hexion
           Nova Scotia Finance ULC
           Sec. Notes
           9.00% due 11/15/2020..................    355,000    347,012
                                                             ----------
                                                                980,662
                                                             ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                        PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   -------------------------------------------------------------------------
   U.S. CORPORATE BONDS & NOTES (CONTINUED)
   CHEMICALS-SPECIALTY -- 0.6%
     Ferro Corp.
      Senior Notes
      7.88% due 08/15/2018............................. $  675,000 $  708,750
                                                                   ----------
   COMMERCIAL SERVICES -- 0.5%
     Iron Mountain, Inc.
      Company Guar. Notes
      7.75% due 10/01/2019.............................    500,000    549,375
                                                                   ----------
   COMPUTER SERVICES -- 0.9%
     SunGard Data Systems, Inc.
      Company Guar. Notes
      6.63% due 11/01/2019.............................    355,000    362,100
     SunGard Data Systems, Inc.
      Company Guar. Notes
      7.38% due 11/15/2018.............................    316,000    334,960
     SunGard Data Systems, Inc.
      Company Guar. Notes
      7.63% due 11/15/2020.............................    275,000    294,250
                                                                   ----------
                                                                      991,310
                                                                   ----------
   CONTAINERS-PAPER/PLASTIC -- 0.4%
     BOE Intermediate Holding Corp.
      Senior Notes
      9.75% due 11/01/2017*(4).........................    425,000    444,125
                                                                   ----------
   DATA PROCESSING/MANAGEMENT -- 3.0%
     First Data Corp.
      Senior Sec. Notes
      7.38% due 06/15/2019*............................  1,115,000  1,173,537
     First Data Corp.
      Sec. Notes
      8.25% due 01/15/2021*............................  1,844,000  1,903,930
     First Data Corp.
      Sec. Notes
      8.75% due 01/15/2022*(4).........................    285,000    297,113
                                                                   ----------
                                                                    3,374,580
                                                                   ----------
   DIAGNOSTIC KITS -- 0.5%
     Alere, Inc.
      Company Guar. Notes
      6.50% due 06/15/2020.............................    600,000    594,750
                                                                   ----------
   DISTRIBUTION/WHOLESALE -- 0.1%
     American Builders & Contractors Supply Co., Inc.
      Senior Notes
      5.63% due 04/15/2021*............................    115,000    113,131
                                                                   ----------
   DIVERSIFIED BANKING INSTITUTIONS -- 0.6%
     Ally Financial, Inc.
      Sub. Notes
      8.00% due 12/31/2018.............................    270,000    303,750
     Ally Financial, Inc.
      Company Guar. Notes
      8.00% due 03/15/2020.............................    270,000    310,500
                                                                   ----------
                                                                      614,250
                                                                   ----------
   DIVERSIFIED FINANCIAL SERVICES -- 0.5%
     Community Choice Financial, Inc.
      Senior Sec. Notes
      10.75% due 05/01/2019............................    580,000    510,400
                                                                   ----------

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       DIVERSIFIED MANUFACTURING OPERATIONS -- 0.7%
         JM Huber Corp.
          Senior Notes
          9.88% due 11/01/2019*................... $  675,000 $  766,125
                                                              ----------
       E-COMMERCE/SERVICES -- 0.1%
         IAC/InterActiveCorp.
          Company Guar. Notes
          4.75% due 12/15/2022....................     59,000     54,280
                                                              ----------
       ELECTRIC-GENERATION -- 1.1%
         AES Corp.
          Senior Notes
          8.00% due 10/15/2017....................  1,060,000  1,219,000
                                                              ----------
       ELECTRIC-INTEGRATED -- 0.5%
         DPL, Inc.
          Senior Notes
          7.25% due 10/15/2021....................    300,000    306,750
         Texas Competitive Electric Holdings Co.
          LLC/TCEH Finance, Inc.
          Senior Sec. Notes
          11.50% due 10/01/2020*..................    295,000    203,919
                                                              ----------
                                                                 510,669
                                                              ----------
       ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.8%
         Freescale Semiconductor, Inc.
          Company Guar. Notes
          8.05% due 02/01/2020....................    305,000    321,013
         Freescale Semiconductor, Inc.
          Senior Sec. Notes
          9.25% due 04/15/2018*...................    535,000    579,137
                                                              ----------
                                                                 900,150
                                                              ----------
       ENTERPRISE SOFTWARE/SERVICE -- 0.8%
         Infor US, Inc.
          Company Guar. Notes
          9.38% due 04/01/2019....................    426,000    476,055
         Infor US, Inc.
          Company Guar. Notes
          11.50% due 07/15/2018...................    394,000    455,070
                                                              ----------
                                                                 931,125
                                                              ----------
       ENTERTAINMENT SOFTWARE -- 0.6%
         Activision Blizzard, Inc.
          Company Guar. Notes
          5.63% due 09/15/2021*...................    675,000    675,844
                                                              ----------
       FINANCE-CONSUMER LOANS -- 1.8%
         SLM Corp.
          Senior Notes
          8.00% due 03/25/2020....................    211,000    227,880
         SLM Corp.
          Senior Notes
          8.45% due 06/15/2018....................    484,000    545,710
         TMX Finance LLC/TitleMax Finance Corp.
          Senior Sec. Notes
          8.50% due 09/15/2018*...................  1,210,000  1,264,450
                                                              ----------
                                                               2,038,040
                                                              ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     FINANCE-MORTGAGE LOAN/BANKER -- 0.6%
       Ladder Capital Finance Holdings
        LLP/Ladder Capital Finance Corp.
        Senior Notes
        7.38% due 10/01/2017......................... $  620,000 $  648,675
                                                                 ----------
     FINANCE-OTHER SERVICES -- 1.2%
       Nationstar Mtg. LLC/Nationstar Capital Corp.
        Company Guar. Notes
        6.50% due 08/01/2018.........................    770,000    773,850
       Nationstar Mtg. LLC/Nationstar Capital Corp.
        Company Guar. Notes
        6.50% due 07/01/2021.........................    610,000    584,075
                                                                 ----------
                                                                  1,357,925
                                                                 ----------
     FOOD-MISC./DIVERSIFIED -- 1.3%
       ARAMARK Corp.
        Company Guar. Notes
        5.75% due 03/15/2020*........................    930,000    939,300
       Pinnacle Foods Finance LLC/Pinnacle Foods
        Finance Corp.
        Company Guar. Notes
        4.88% due 05/01/2021*........................    565,000    525,450
                                                                 ----------
                                                                  1,464,750
                                                                 ----------
     FUNERAL SERVICES & RELATED ITEMS -- 1.0%
       Service Corp International
        Senior Notes
        5.38% due 01/15/2022*........................    180,000    171,675
       Service Corp. International
        Senior Notes
        7.63% due 10/01/2018.........................    802,000    908,265
                                                                 ----------
                                                                  1,079,940
                                                                 ----------
     GAMBLING (NON-HOTEL) -- 0.4%
       Isle of Capri Casinos, Inc.
        Company Guar. Notes
        8.88% due 06/15/2020.........................    395,000    410,800
                                                                 ----------
     HOME FURNISHINGS -- 0.1%
       Tempur Sealy International, Inc.
        Company Guar. Notes
        6.88% due 12/15/2020.........................     75,000     78,375
                                                                 ----------
     INDEPENDENT POWER PRODUCERS -- 0.5%
       Calpine Corp.
        Senior Sec. Notes
        7.50% due 02/15/2021*........................    554,000    588,625
                                                                 ----------
     INTERNET CONNECTIVITY SERVICES -- 0.2%
       Zayo Group LLC/Zayo Capital, Inc.
        Senior Sec. Notes
        8.13% due 01/01/2020.........................    135,000    147,656
       Zayo Group LLC/Zayo Capital, Inc.
        Company Guar. Notes
        10.13% due 07/01/2020........................     95,000    109,013
                                                                 ----------
                                                                    256,669
                                                                 ----------

                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
          -----------------------------------------------------------
          INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.4%
            Nuveen Investments, Inc.
             Senior Notes
             9.13% due 10/15/2017*.............. $  970,000 $  953,025
            Nuveen Investments, Inc.
             Senior Notes
             9.50% due 10/15/2020*..............    675,000    659,812
                                                            ----------
                                                             1,612,837
                                                            ----------
          MACHINERY-FARMING -- 1.1%
            Case New Holland, Inc.
             Company Guar. Notes
             7.88% due 12/01/2017...............    870,000  1,011,375
            CNH Capital LLC
             Company Guar. Notes
             6.25% due 11/01/2016...............    185,000    203,500
                                                            ----------
                                                             1,214,875
                                                            ----------
          MEDICAL INFORMATION SYSTEMS -- 0.9%
            IMS Health, Inc.
             Senior Notes
             12.50% due 03/01/2018*.............    840,000    991,200
                                                            ----------
          MEDICAL PRODUCTS -- 0.9%
            Biomet, Inc.
             Company Guar. Notes
             6.50% due 08/01/2020...............    275,000    283,937
            Biomet, Inc.
             Company Guar. Notes
             6.50% due 10/01/2020...............    745,000    755,244
                                                            ----------
                                                             1,039,181
                                                            ----------
          MEDICAL-DRUGS -- 0.5%
            Pinnacle Merger Sub, Inc.
             Senior Notes
             9.50% due 10/01/2023*..............    540,000    555,525
                                                            ----------
          MEDICAL-HOSPITALS -- 4.6%
            CHS/Community Health Systems, Inc.
             Senior Sec. Notes
             5.13% due 08/15/2018...............    405,000    412,087
            HCA Holdings, Inc.
             Senior Notes
             6.25% due 02/15/2021...............    360,000    365,850
            HCA, Inc.
             Senior Sec. Notes
             6.50% due 02/15/2020...............  2,030,000  2,200,012
            HCA, Inc.
             Senior Notes
             7.50% due 11/15/2095...............    380,000    341,050
            HCA, Inc.
             Senior Sec. Notes
             7.88% due 02/15/2020...............    550,000    592,969
            Health Management Associates, Inc.
             Company Guar. Notes
             7.38% due 01/15/2020...............    555,000    608,072
            Tenet Healthcare Corp.
             Senior Notes
             8.13% due 04/01/2022*..............    605,000    631,469
                                                            ----------
                                                             5,151,509
                                                            ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   ------------------------------------------------------------------------
   U.S. CORPORATE BONDS & NOTES (CONTINUED)
   NON-FERROUS METALS -- 0.0%
     Renco Metals, Inc.
      Escrow Notes
      11.50% due 07/01/2003+(2)(3).................... $2,150,000 $        0
                                                                  ----------
   NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
     Casella Waste Systems, Inc.
      Company Guar. Notes
      7.75% due 02/15/2019............................    320,000    318,400
                                                                  ----------
   OFFICE AUTOMATION & EQUIPMENT -- 0.9%
     CDW LLC/CDW Finance Corp.
      Company Guar. Notes
      8.50% due 04/01/2019............................    941,000  1,039,805
                                                                  ----------
   OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.9%
     Antero Resources Finance Corp.
      Company Guar. Notes
      6.00% due 12/01/2020............................    350,000    353,500
     Antero Resources Finance Corp.
      Company Guar. Notes
      7.25% due 08/01/2019............................    310,000    327,050
     Antero Resources Finance Corp.
      Company Guar. Notes
      9.38% due 12/01/2017............................    275,000    290,813
     Continental Resources, Inc.
      Company Guar. Notes
      5.00% due 09/15/2022............................    330,000    332,063
     Denbury Resources, Inc.
      Company Guar. Notes
      4.63% due 07/15/2023............................    230,000    210,450
     Diamondback Energy, Inc.
      Company Guar. Notes
      7.63% due 10/01/2021*...........................    350,000    357,000
     Endeavour International Corp.
      Senior Sec. Notes
      12.00% due 03/01/2018...........................    850,000    884,000
     EP Energy LLC/EP Energy Finance, Inc.
      Senior Notes
      9.38% due 05/01/2020............................    964,000  1,084,500
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Senior Sec. Notes
      6.88% due 05/01/2019............................     50,000     53,375
     EPE Holdings LLC/EP Energy Bond Co., Inc.
      Senior Notes
      8.88% due 12/15/2017*(4)(8).....................    281,581    293,900
     Range Resources Corp.
      Company Guar. Notes
      6.75% due 08/01/2020............................    355,000    382,512
     Rosetta Resources, Inc.
      Company Guar. Notes
      5.63% due 05/01/2021............................    365,000    346,750
     Rosetta Resources, Inc.
      Company Guar. Notes
      9.50% due 04/15/2018............................    505,000    544,137
                                                                  ----------
                                                                   5,460,050
                                                                  ----------

                                              PRINCIPAL    VALUE
                 SECURITY DESCRIPTION         AMOUNT**    (NOTE 2)
            ------------------------------------------------------
            PAPER & RELATED PRODUCTS -- 0.0%
              Clearwater Paper Corp.
               Company Guar. Notes
               4.50% due 02/01/2023.......... $   40,000 $   36,000
                                                         ----------
            PIPELINES -- 2.2%
              El Paso LLC
               Senior Sec. Notes
               6.50% due 09/15/2020..........    545,000    570,754
              El Paso LLC
               Senior Sec. Notes
               7.00% due 06/15/2017..........    785,000    875,489
              Energy Transfer Equity LP
               Senior Sec. Notes
               7.50% due 10/15/2020..........    571,000    610,970
              Kinder Morgan Finance Co. LLC
               Senior Sec. Notes
               6.00% due 01/15/2018*.........    310,000    336,199
                                                         ----------
                                                          2,393,412
                                                         ----------
            PUBLISHING-NEWSPAPERS -- 0.9%
              Gannett Co., Inc.
               Company Guar. Notes
               5.13% due 10/15/2019*.........    990,000    982,575
                                                         ----------
            RADIO -- 0.6%
              Sirius XM Radio, Inc.
               Senior Notes
               4.25% due 05/15/2020*.........    175,000    163,625
              Sirius XM Radio, Inc.
               Senior Notes
               4.63% due 05/15/2023*.........    490,000    447,125
              Sirius XM Radio, Inc.
               Company Guar. Notes
               5.25% due 08/15/2022*.........     70,000     67,550
                                                         ----------
                                                            678,300
                                                         ----------
            REAL ESTATE MANAGEMENT/SERVICES -- 0.9%
              CBRE Services, Inc.
               Company Guar. Notes
               5.00% due 03/15/2023..........    590,000    553,125
              Realogy Group LLC
               Senior Sec. Notes
               7.63% due 01/15/2020*.........    418,000    466,070
                                                         ----------
                                                          1,019,195
                                                         ----------
            RECYCLING -- 0.0%
              Aleris International, Inc.
               Escrow Notes
               9.00% due 12/15/2014+(2)(3)...  2,145,000         81
                                                         ----------
            RENTAL AUTO/EQUIPMENT -- 0.3%
              Hertz Corp.
               Company Guar. Notes
               5.88% due 10/15/2020..........    215,000    221,450
              Hertz Corp.
               Company Guar. Notes
               6.25% due 10/15/2022..........    140,000    144,550
                                                         ----------
                                                            366,000
                                                         ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                       PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                 AMOUNT**   (NOTE 2)
    ----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    RETAIL-ARTS & CRAFTS -- 0.9%
      Michaels Stores, Inc.
       Company Guar. Notes
       7.75% due 11/01/2018........................... $905,000  $  972,875
                                                                 ----------
    RETAIL-DISCOUNT -- 0.6%
      99 Cents Only Stores
       Company Guar. Notes
       11.00% due 12/15/2019..........................  595,000     666,400
                                                                 ----------
    RETAIL-HOME FURNISHINGS -- 0.6%
      GRD Holdings III Corp.
       Senior Sec. Notes
       10.75% due 06/01/2019*.........................  585,000     620,100
                                                                 ----------
    RETAIL-LEISURE PRODUCTS -- 0.8%
      Party City Holdings, Inc.
       Company Guar. Notes
       8.88% due 08/01/2020*..........................  210,000     225,750
      PC Nextco Holdings LLC/PC Nextco Finance, Inc.
       Company Guar. Notes
       8.75% due 08/15/2019*(4).......................  640,000     640,000
                                                                 ----------
                                                                    865,750
                                                                 ----------
    RETAIL-PERFUME & COSMETICS -- 0.2%
      Sally Holdings LLC/Sally Capital, Inc.
       Company Guar. Notes
       5.75% due 06/01/2022...........................  235,000     235,588
                                                                 ----------
    RETAIL-PROPANE DISTRIBUTION -- 1.0%
      AmeriGas Finance LLC/AmeriGas Finance Corp.
       Company Guar. Notes
       6.75% due 05/20/2020...........................  240,000     255,000
      AmeriGas Finance LLC/AmeriGas Finance Corp.
       Company Guar. Notes
       7.00% due 05/20/2022...........................  425,000     442,000
      Ferrellgas LP/Ferrellgas Finance Corp.
       Senior Notes
       6.50% due 05/01/2021...........................  442,000     440,895
                                                                 ----------
                                                                  1,137,895
                                                                 ----------
    RUBBER-TIRES -- 0.4%
      Continental Rubber of America Corp.
       Senior Sec. Notes
       4.50% due 09/15/2019*..........................  430,000     448,490
                                                                 ----------
    RUBBER/PLASTIC PRODUCTS -- 0.0%
      Venture Holdings Co. LLC
       Company Guar. Notes
       11.00% due 06/01/2007+(2)(3)...................  550,000           0
                                                                 ----------
    SATELLITE TELECOM -- 0.8%
      DigitalGlobe, Inc.
       Company Guar. Notes
       5.25% due 02/01/2021*..........................  575,000     549,125
      Hughes Satellite Systems Corp.
       Senior Sec. Notes
       6.50% due 06/15/2019...........................  325,000     343,687
                                                                 ----------
                                                                    892,812
                                                                 ----------

                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
         ------------------------------------------------------------
         SHIPBUILDING -- 0.8%
           Huntington Ingalls Industries, Inc.
            Company Guar. Notes
            6.88% due 03/15/2018................ $  455,000 $  489,125
           Huntington Ingalls Industries, Inc.
            Company Guar. Notes
            7.13% due 03/15/2021................    361,000    388,978
                                                            ----------
                                                               878,103
                                                            ----------
         SPECIAL PURPOSE ENTITY -- 0.5%
           MPH Intermediate Holding Co. 2
            Senior Notes
            8.38% due 08/01/2018*(4)............    535,000    548,041
                                                            ----------
         TELECOM SERVICES -- 0.1%
           Level 3 Communications, Inc.
            Senior Notes
            8.88% due 06/01/2019................     90,000     96,300
                                                            ----------
         TELECOMMUNICATION EQUIPMENT -- 0.3%
           Alcatel-Lucent USA, Inc.
            Senior Notes
            6.45% due 03/15/2029................    260,000    219,700
           Alcatel-Lucent USA, Inc.
            Senior Notes
            6.50% due 01/15/2028................    160,000    133,600
                                                            ----------
                                                               353,300
                                                            ----------
         TELEPHONE-INTEGRATED -- 2.2%
           Level 3 Financing, Inc.
            Company Guar. Notes
            7.00% due 06/01/2020................    149,000    150,490
           Level 3 Financing, Inc.
            Company Guar. Notes
            8.13% due 07/01/2019................     66,000     70,620
           Level 3 Financing, Inc.
            Company Guar. Notes
            8.63% due 07/15/2020................  1,075,000  1,174,437
           Windstream Corp.
            Company Guar. Notes
            6.38% due 08/01/2023................    145,000    132,675
           Windstream Corp.
            Company Guar. Notes
            7.75% due 10/15/2020................    930,000    960,225
                                                            ----------
                                                             2,488,447
                                                            ----------
         TELEVISION -- 1.9%
           Gray Television, Inc.
            Company Guar. Notes
            7.50% due 10/01/2020................    915,000    951,600
           Sinclair Television Group, Inc.
            Sec. Notes
            9.25% due 11/01/2017*...............    540,000    568,134
           Univision Communications, Inc.
            Senior Sec. Notes
            6.75% due 09/15/2022*...............    520,000    548,600
                                                            ----------
                                                             2,068,334
                                                            ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                               PRINCIPAL    VALUE
                 SECURITY DESCRIPTION          AMOUNT**    (NOTE 2)
          -----------------------------------------------------------
          U.S. CORPORATE BONDS & NOTES (CONTINUED)
          THEATERS -- 2.3%
            AMC Entertainment, Inc.
             Company Guar. Notes
             8.75% due 06/01/2019............. $1,065,000 $ 1,144,875
            AMC Entertainment, Inc.
             Company Guar. Notes
             9.75% due 12/01/2020.............    520,000     592,800
            Cinemark USA, Inc.
             Company Guar. Notes
             4.88% due 06/01/2023.............    235,000     216,200
            Cinemark USA, Inc.
             Company Guar. Notes
             5.13% due 12/15/2022.............    105,000      98,437
            Regal Cinemas Corp.
             Company Guar. Notes
             8.63% due 07/15/2019.............    325,000     352,625
            Regal Entertainment Group
             Senior Notes
             5.75% due 02/01/2025.............     78,000      71,955
            Regal Entertainment Group
             Company Guar. Notes
             9.13% due 08/15/2018.............    125,000     138,125
                                                          -----------
                                                            2,615,017
                                                          -----------
          WEB HOSTING/DESIGN -- 0.5%
            Equinix, Inc.
             Senior Notes
             4.88% due 04/01/2020.............     35,000      33,950
            Equinix, Inc.
             Senior Notes
             5.38% due 04/01/2023.............    200,000     189,000
            Equinix, Inc.
             Senior Notes
             7.00% due 07/15/2021.............    350,000     372,750
                                                          -----------
                                                              595,700
                                                          -----------
          X-RAY EQUIPMENT -- 0.1%
            Hologic, Inc.
             Company Guar. Notes
             6.25% due 08/01/2020.............     70,000      72,888
                                                          -----------
          TOTAL U.S. CORPORATE BONDS & NOTES
             (cost $84,149,971)...............             83,301,021
                                                          -----------
          FOREIGN CONVERTIBLE BONDS & NOTES -- 0.3%
          BUILDING PRODUCTS-CEMENT -- 0.3%
            Cemex SAB de CV
             Sub. Notes
             3.75% due 03/15/2018
             (cost $322,711)..................    240,000     312,000
                                                          -----------
          FOREIGN CORPORATE BONDS & NOTES -- 12.2%
          BANKS-COMMERCIAL -- 0.5%
            LBG Capital No. 1 PLC
             Bank Guar. Notes
             7.88% due 11/01/2020*............    475,000     503,025
                                                          -----------

                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
         -------------------------------------------------------------
         CABLE/SATELLITE TV -- 1.1%
           Nara Cable Funding, Ltd.
            Senior Sec. Notes
            8.88% due 12/01/2018*..............      490,000   516,950
           Unitymedia Hessen GmbH & Co. KG
            Senior Sec. Notes
            5.50% due 01/15/2023*..............      780,000   739,050
                                                             ---------
                                                             1,256,000
                                                             ---------
         CELLULAR TELECOM -- 0.8%
           NII International Telecom SCA
            Company Guar. Notes
            7.88% due 08/15/2019*..............      830,000   753,225
           NII International Telecom SCA
            Company Guar. Notes
            11.38% due 08/15/2019*.............      135,000   139,725
                                                             ---------
                                                               892,950
                                                             ---------
         CHEMICALS-DIVERSIFIED -- 1.4%
           INEOS Finance PLC
            Senior Sec. Notes
            7.50% due 05/01/2020*..............      210,000   225,225
           INEOS Group Holdings SA
            Company Guar. Notes
            6.13% due 08/15/2018*..............    1,305,000 1,275,638
                                                             ---------
                                                             1,500,863
                                                             ---------
         CONTAINERS-METAL/GLASS -- 0.3%
           Ardagh Packaging Finance
            PLC/Ardagh MP Holdings USA, Inc.
            Senior Notes
            7.00% due 11/15/2020*..............      290,000   278,400
                                                             ---------
         DIVERSIFIED BANKING INSTITUTIONS -- 0.6%
           Deutsche Bank AG VRS
            Sub. Notes
            4.30% due 05/24/2028...............      340,000   307,074
           UBS AG
            Sub. Notes
            7.63% due 08/17/2022...............      320,000   353,780
                                                             ---------
                                                               660,854
                                                             ---------
         DIVERSIFIED FINANCIAL SERVICES -- 0.5%
           National Money Mart Co.
            Company Guar. Notes
            10.38% due 12/15/2016..............      550,000   576,125
                                                             ---------
         GAMBLING (NON-HOTEL) -- 0.2%
           Great Canadian Gaming Corp.
            Company Guar. Notes
            6.63% due 07/25/2022*.............. CAD  265,000   261,771
                                                             ---------
         INDEPENDENT POWER PRODUCERS -- 0.0%
           AES Drax Energy, Ltd.
            Senior Sec. Notes
            11.50% due 08/30/2010+(2)(3)(7)(9).    4,460,000         0
                                                             ---------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     MEDICAL-DRUGS -- 0.2%
       Valeant Pharmaceutical International
        Senior Notes
        6.75% due 08/15/2018*....................... $  255,000 $  272,850
                                                                ----------
     METAL PROCESSORS & FABRICATION -- 0.0%
       International Utility Structures
        Escrow Notes
        10.75% due 02/01/2007+(2)(3)................  2,150,000          0
                                                                ----------
     OIL & GAS DRILLING -- 0.5%
       Seadrill, Ltd.
        Senior Notes
        5.63% due 09/15/2017*.......................    495,000    499,950
                                                                ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.8%
       Harvest Operations Corp.
        Company Guar. Notes
        6.88% due 10/01/2017........................    640,000    684,800
       MEG Energy Corp.
        Company Guar. Notes
        6.38% due 01/30/2023*.......................    220,000    215,600
                                                                ----------
                                                                   900,400
                                                                ----------
     PAPER & RELATED PRODUCTS -- 0.3%
       Fibria Overseas Finance, Ltd.
        Company Guar. Notes
        7.50% due 05/04/2020*.......................    358,000    384,850
                                                                ----------
     SATELLITE TELECOM -- 1.7%
       Intelsat Jackson Holdings SA
        Company Guar. Notes
        7.25% due 04/01/2019........................    900,000    963,000
       Intelsat Luxembourg SA
        Company Guar. Notes
        6.75% due 06/01/2018*.......................     85,000     88,188
       Intelsat Luxembourg SA
        Company Guar. Notes
        7.75% due 06/01/2021*.......................    805,000    833,175
                                                                ----------
                                                                 1,884,363
                                                                ----------
     SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.2%
       NXP BV/NXP Funding LLC
        Company Guar. Notes
        3.75% due 06/01/2018*.......................    275,000    268,125
                                                                ----------
     SPECIAL PURPOSE ENTITY -- 0.0%
       Hellas Telecommunications Luxembourg II FRS
        Sub. Notes
        6.03% due 1/15/2015*+(2)(3)(9)(10)..........  1,025,000          0
                                                                ----------
     TELECOM SERVICES -- 2.3%
       Altice Financing SA
        Senior Sec. Notes
        7.88% due 12/15/2019*.......................    350,000    369,250
       Altice Finco SA
        Senior Sec. Notes
        9.88% due 12/15/2020*.......................    255,000    274,762
       UPCB Finance VI, Ltd.
        Senior Sec. Notes
        6.88% due 01/15/2022*.......................    650,000    689,000

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     TELECOM SERVICES (CONTINUED)
       Wind Acquisition Finance SA
        Senior Sec. Notes
        7.25% due 02/15/2018*....................... $  640,000 $   662,400
       Wind Acquisition Finance SA
        Sec. Notes
        11.75% due 07/15/2017*......................    510,000     541,875
                                                                -----------
                                                                  2,537,287
                                                                -----------
     TELEPHONE-INTEGRATED -- 0.5%
       Softbank Corp.
        Company Guar. Notes
        4.50% due 04/15/2020*.......................    545,000     523,745
                                                                -----------
     TELEVISION -- 0.3%
       Videotron, Ltd.
        Company Guar. Notes
        5.00% due 07/15/2022........................    405,000     384,750
                                                                -----------
     TOTAL FOREIGN CORPORATE BONDS & NOTES
        (cost $18,988,933)..........................             13,586,308
                                                                -----------
     LOANS(3)(11)(12) -- 4.2%
     BEVERAGES-NON-ALCOHOLIC -- 0.0%
       Le-Natures, Inc.
        Escrow Loan
        9.36% due 03/01/2011+(2)....................  1,200,000           0
                                                                -----------
     BUILDING-RESIDENTIAL/COMMERCIAL -- 0.0%
       TOUSA Inc.
        Escrow Loan
        12.25% due 08/15/2013+(2)...................  2,037,810           0
                                                                -----------
     COAL -- 0.5%
       Arch Coal, Inc.
        BTL 2nd Lien
        5.75% due 05/01/2018........................    528,315     514,997
                                                                -----------
     DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.3%
       Pacific Industrial Services
        BTL
        4.25% due 09/24/2018........................    300,000     301,125
                                                                -----------
     ELECTRIC-INTEGRATED -- 1.0%
       Texas Competitive Electric Holdings Co. LLC
        BTL
        4.71% due 10/10/2014........................  1,622,835   1,095,413
                                                                -----------
     ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.4%
       Freescale Semiconductor, Inc.
        BTL
        3.75% due 01/15/2021........................    435,000     436,269
                                                                -----------
     INSURANCE-PROPERTY/CASUALTY -- 0.4%
       Asurion LLC
        BTL
        3.50% due 07/08/2020........................    483,788     467,611
                                                                -----------
     MACHINERY-GENERAL INDUSTRIAL -- 0.6%
       Gardner Denver, Inc.
        BTL
        4.25% due 07/30/2020........................    640,000     635,022
                                                                -----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL
                                                      AMOUNT/     VALUE
                 SECURITY DESCRIPTION                SHARES**    (NOTE 2)
     --------------------------------------------------------------------
     LOANS (CONTINUED)
     MEDICAL-DRUGS -- 0.0%
       Triax Pharmaceuticals LLC
        Escrow Loans
        16.50% due 08/30/2011+(2)................... $1,720,938 $        0
                                                                ----------
     METAL PROCESSORS & FABRICATION -- 0.7%
       Rexnord LLC
        BTL 1st Lien
        4.00% due 08/14/2020........................    795,000    787,050
                                                                ----------
     RETAIL-REGIONAL DEPARTMENT STORES -- 0.2%
       JC Penney Corp., Inc.
        BTL
        6.00% due 05/21/2018........................    294,263    286,605
                                                                ----------
     TELECOMMUNICATION EQUIPMENT -- 0.1%
       Alcatel-Lucent USA, Inc.
        BTL
        5.75% due 01/30/2019........................     99,250    100,065
                                                                ----------
     TOTAL LOANS
        (cost $6,075,750)...........................             4,624,157
                                                                ----------
     COMMON STOCK -- 0.7%
     BUILDING PRODUCTS-DOORS & WINDOWS -- 0.0%
       Masonite International Corp.+................        692     33,860
                                                                ----------
     CASINO SERVICES -- 0.0%
       Greektown, Inc.+(2)(3).......................        370     29,970
                                                                ----------
     FOOD-MISC./DIVERSIFIED -- 0.6%
       Wornick Co.+(2)(3)...........................      7,270    697,338
                                                                ----------
     MEDICAL-DRUGS -- 0.0%
       Triax Pharmaceuticals LLC+(2)(3)(13).........    128,418          0
                                                                ----------
     MULTIMEDIA -- 0.0%
       Haights Cross Communication, Inc.+(2)(3).....     19,388          0
                                                                ----------
     PAPER & RELATED PRODUCTS -- 0.1%
       Caraustar Industries, Inc.+(2)(3)............         73     73,914
                                                                ----------
     TOTAL COMMON STOCK
        (cost $2,396,653)...........................               835,082
                                                                ----------
     MEMBERSHIP INTEREST CERTIFICATES -- 0.2%
     CASINO SERVICES -- 0.2%
       Herbst Gaming, Inc.+(3)(14)
        (cost $232,720).............................     23,439    257,829
                                                                ----------
     PREFERRED SECURITIES/CAPITAL SECURITIES -- 1.2%
     INSURANCE-MULTI-LINE -- 0.8%
       Hartford Financial Services Group, Inc. FRS
        8.13% due 06/15/2038........................    560,000    634,900
       ING US, Inc. FRS
        5.65% due 05/15/2053........................    255,000    233,107
                                                                ----------
                                                                   868,007
                                                                ----------
     MULTIMEDIA -- 0.4%
       NBCUniversal Enterprise, Inc.
        5.25% due 03/19/2021*(5)....................    445,000    440,550
                                                                ----------
     TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
        (cost $1,236,546)...........................             1,308,557
                                                                ----------
     PREFERRED SECURITIES -- 1.6%
     DIVERSIFIED BANKING INSTITUTIONS -- 1.1%
       GMAC Capital Trust I FRS
        Series 2
        8.13%.......................................     46,500  1,243,875
                                                                ----------

                                                      SHARES/
                                                     PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT**     (NOTE 2)
    -----------------------------------------------------------------------
    INSURANCE-MULTI-LINE -- 0.2%
      Hartford Financial Services Group, Inc. FRS
       7.88%.......................................      8,000  $    224,960
                                                                ------------
    MEDICAL-DRUGS -- 0.0%
      Triax Pharmaceuticals LLC
       Class C+(2)(3)..............................     39,177             0
                                                                ------------
    SATELLITE TELECOM -- 0.3%
      Intelsat SA
       Series A
       5.75%.......................................      4,751       290,144
                                                                ------------
    TOTAL PREFERRED SECURITIES
       (cost $1,629,537)...........................                1,758,979
                                                                ------------
    WARRANTS+ -- 0.2%
    BUILDING PRODUCTS-DOORS & WINDOWS -- 0.1%
      Masonite International Corp.
       Expires 06/09/2014
       (strike price $50.77)(2)(3).................      3,355        15,284
      Masonite International Corp.
       Expires 06/09/2016
       (strike price $50.77)(2)(3).................      2,517        24,707
                                                                ------------
                                                                      39,991
                                                                ------------
    TELEVISION -- 0.1%
      ION Media Networks, Inc.
       Expires 12/18/2016
       (strike price $500.00)(2)(3)(14)............        332       102,920
      ION Media Networks, Inc.
       Expires 12/18/2016
       (strike price $687.00)(2)(3)(14)............        328        41,000
                                                                ------------
                                                                     143,920
                                                                ------------
    TOTAL WARRANTS
       (cost $0)...................................                  183,911
                                                                ------------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $117,295,860).........................              108,220,550
                                                                ------------
    REPURCHASE AGREEMENTS -- 2.0%
      Bank of America Securities LLC
       Joint Repurchase Agreement(15).............. $  615,000       615,000
      Barclays Capital PLC
       Joint Repurchase Agreement(15)..............    355,000       355,000
      BNP Paribas SA
       Joint Repurchase Agreement(15)..............    355,000       355,000
      Deutsche Bank AG
       Joint Repurchase Agreement(15)..............    235,000       235,000
      UBS Securities LLC
       Joint Repurchase Agreement(15)..............    715,000       715,000
                                                                ------------
    TOTAL REPURCHASE AGREEMENTS
       (cost $2,275,000)...........................                2,275,000
                                                                ------------
    TOTAL INVESTMENTS --
       (cost $119,570,860)(16).....................       99.2%  110,495,550
    Other assets less liabilities..................        0.8       942,077
                                                    ----------  ------------
    NET ASSETS --                                        100.0% $111,437,627
                                                    ==========  ============

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $39,446,927 representing 35.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
** Denominated in United States dollars unless otherwise indicated.
+  Non-income producing security
(1)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(2)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)Illiquid security. At September 30, 2013, the aggregate value of these securities was $5,867,200 representing 5.3% of net assets.
(4)PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer.
(5)Perpetual maturity -- maturity date reflects the next call date.
(6)Subsequent to September 30, 2013, the company has filed for Chapter 11 bankruptcy protection.
(7)Security in default of interest and principal at maturity.
(8)Security currently paying interest/dividends in the form of additional securities.
(9)Company has filed for bankruptcy protection in country of issuance.
(10)Security in default of interest.
(11)The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)Consists of more than one type of securities traded together as a unit.
(14)Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
    2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2013, the SunAmerica High Yield Bond Fund held the following restricted securities:

                                  PRINCIPAL                       VALUE   % OF
                      ACQUISITION  AMOUNT/  ACQUISITION            PER    NET
 NAME                    DATE      SHARES      COST      VALUE    SHARE  ASSETS
 ----                 ----------- --------- ----------- -------- ------- ------
 Herbst Gaming, Inc.
  Membership
  Interest
  Certificate........ 03/26/2008   23,439    $232,720   $257,829 $ 11.00  0.23%

 ION Media
  Networks, Inc.
  Expires
  12/18/2016
  (strike price
  $500.00)
  Warrants........... 03/01/2011      332           0    102,920  310.00  0.09

 ION Media
  Networks, Inc.
  Expires
  12/18/2016
  (strike price
  $687.00)
  Warrants........... 11/11/2010      327           0
                      03/01/2011        1           0
                                   ------    --------
                                      328           0     41,000  125.00  0.04
                                                        --------          ----
                                                        $401,749          0.36%
                                                        ========          ====

(15)See Note 2 for details of Joint Repurchase Agreements.
(16)See Note 5 for cost of investments on a tax basis.
BTL -- Bank Term Loan
FRS -- Floating Rate Securities
VRS -- Variable Rate Securities

The rates shown on FRS and VRS are the current interest rates at September 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                       DELIVERY   UNREALIZED   UNREALIZED
   COUNTERPARTY   CONTRACT TO DELIVER IN EXCHANGE FOR    DATE    APPRECIATION DEPRECIATION
 ------------------------------------------
 Bank of Montreal CAD     265,000     USD   257,197   10/21/2013     $54          $--
                                                                     ===          ===

--------
CURRENCY LEGEND
CAD -- Canadian Dollar
USD -- United States Dollar

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2013 (see Note 2):

                                                           LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                               QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS
-                                                          --------------------- ----------------- ----------------------
ASSETS:
Long-Term Investment Securities:
  Convertible Bonds & Notes...............................      $       --         $  2,052,706           $     --
  U.S. Corporate Bonds & Notes:
   Casino Services........................................              --              646,350                  0
   Cellular Telecom.......................................              --            7,070,956                 --
   Non-Ferrous Metals.....................................              --                   --                  0
   Recycling..............................................              --                   --                 81
   Rubber/Plastic Products................................              --                   --                  0
   Other Industries*......................................              --           75,583,634                 --
  Foreign Convertible Bonds & Notes.......................              --              312,000                 --
  Foreign Corporate Bonds & Notes:
   Independent Power Producers............................              --                   --                  0
   Metal Processors & Fabrication.........................              --                   --                  0
   Special Purpose Entity.................................              --                   --                  0
   Other Industries*......................................              --           13,586,308                 --
  Loans:
   Beverages-Non-alcoholic................................              --                   --                  0
   Building-Residential/Commercial........................              --                   --                  0
   Medical-Drugs..........................................              --                   --                  0
   Other Industries*......................................              --            4,624,157                 --
  Common Stock:
   Building Products-Doors & Windows......................          33,860                   --                 --
   Other Industries*......................................              --                   --            801,222
  Membership Interest Certificates........................              --              257,829                 --
  Preferred Securities/Capital Securities.................              --            1,308,557                 --
  Preferred Securities:
   Medical-Drugs..........................................              --                   --                  0
   Other Industries*......................................       1,758,979                   --                 --
  Warrants................................................              --                   --            183,911
Repurchase Agreements.....................................              --            2,275,000                 --
Other Financial Instruments:@
  Open Forward Foreign Currency Contracts -- Appreciation.              --                   54                 --
                                                                ----------         ------------           --------
Total.....................................................      $1,792,839         $107,717,551           $985,214
                                                                ==========         ============           ========

                                                              TOTAL
-                                                          ------------
ASSETS:
Long-Term Investment Securities:
  Convertible Bonds & Notes...............................    2,052,706
  U.S. Corporate Bonds & Notes:
   Casino Services........................................      646,350
   Cellular Telecom.......................................    7,070,956
   Non-Ferrous Metals.....................................            0
   Recycling..............................................           81
   Rubber/Plastic Products................................            0
   Other Industries*......................................   75,583,634
  Foreign Convertible Bonds & Notes.......................      312,000
  Foreign Corporate Bonds & Notes:
   Independent Power Producers............................            0
   Metal Processors & Fabrication.........................            0
   Special Purpose Entity.................................            0
   Other Industries*......................................   13,586,308
  Loans:
   Beverages-Non-alcoholic................................            0
   Building-Residential/Commercial........................            0
   Medical-Drugs..........................................            0
   Other Industries*......................................    4,624,157
  Common Stock:
   Building Products-Doors & Windows......................       33,860
   Other Industries*......................................      801,222
  Membership Interest Certificates........................      257,829
  Preferred Securities/Capital Securities.................    1,308,557
  Preferred Securities:
   Medical-Drugs..........................................            0
   Other Industries*......................................    1,758,979
  Warrants................................................      183,911
Repurchase Agreements.....................................    2,275,000
Other Financial Instruments:@
  Open Forward Foreign Currency Contracts -- Appreciation.           54
                                                           ------------
Total..................................................... $110,495,604
                                                           ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)
        (CONTINUED)


The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

                                              U.S. CORPORATE FOREIGN CORPORATE                 COMMON    PREFERRED
                                              BONDS & NOTES    BONDS & NOTES      LOANS        STOCK     SECURITIES WARRANTS
                                              -------------- ----------------- -----------  -----------  ---------- --------
Balance as of 03/31/2013.....................      $81            $     0      $         0  $ 2,411,510     $ 0     $181,800
Accrued discounts............................       --              2,603               --           --      --           --
Accrued premiums.............................       --                 --               --           --      --           --
Realized gain................................       --                 --               --      765,298      --           --
Realized loss................................       --                 --       (1,110,333)          --      --       (3,365)
Change in unrealized appreciation(1).........       --                 --        1,154,067       29,970      --        3,365
Change in unrealized depreciation(1).........       --             (2,603)              --   (1,450,170)     --      (37,880)
Net purchases................................       --                 --           13,634           --      --           --
Net sales....................................       --                 --          (57,368)    (955,386)     --           --
Transfers in of Level 3......................       --                 --               --           --      --       39,991
Transfers out of Level 3.....................       --                 --               --           --      --           --
                                                   ---            -------      -----------  -----------     ---     --------
Balance as of 09/30/2013.....................      $81            $     0      $         0  $   801,222     $ 0     $183,911
                                                   ===            =======      ===========  ===========     ===     ========

(1)The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2013 includes:


                                              U.S. CORPORATE FOREIGN CORPORATE               COMMON    PREFERRED
                                              BONDS & NOTES    BONDS & NOTES     LOANS       STOCK       STOCK   WARRANTS
                                              -------------- ----------------- ---------- -----------  --------- --------
                                                  $  --           $(2,603)     $1,154,067 $(1,420,200)    $--    $(37,880)
                                                  =====           =======      ========== ===========     ===    ========

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)

Note 1. Organization

   The SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of four different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund"), SunAmerica GNMA Fund ("GNMA Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund"), and SunAmerica High Yield Bond Fund ("High Yield Bond Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   GNMA FUND seeks current income, with capital appreciation as a secondary objective, by the active trading of mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities. The Fund may also invest in other types of U.S. Government securities.

   STRATEGIC BOND FUND seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   HIGH YIELD BOND FUND seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's or below BBB by S&P or determined to be of comparable quality by the investment advisor) without regard to the maturities of such securities. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's net assets plus borrowing for investment purposes will be invested in such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fees.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)


   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust/Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.).
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Funds' net assets as of September 30, 2013 are reported on a schedule following the Portfolio of Investments.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)


   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   Senior secured floating rate loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

   pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS:

   Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts ("forward contracts") for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations or to manage and/or gain exposure to certain foreign currencies. During the period ended September 30, 2013, the High Yield Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of September 30, 2013, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund's Portfolio of Investments.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   MASTER AGREEMENTS: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

   instruments subject to Master Agreements that are in a net liability position could be material to the Fund's financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

   The following tables represent the value of derivatives held as of September 30, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended September 30, 2013:

                                                                      HIGH YIELD BOND FUND
                               ---------------------------------------------------------------------------------------------------
                                              ASSET DERIVATIVES                               LIABILITY DERIVATIVES
                               ------------------------------------------------- -------------------------------------------------
                                        STATEMENTS OF ASSETS AND                          STATEMENTS OF ASSETS AND
DERIVATIVE CONTRACTS(1)                  LIABILITIES LOCATION              VALUE           LIABILITIES LOCATION
------------------------------ ------------------------------------------- ----- -------------------------------------------
Foreign exchange contracts(2). Unrealized appreciation on forward foreign        Unrealized depreciation on forward foreign
                               currency contracts                           $54                          currency contracts
                                                                            ===

                                                                      HIGH YIELD BOND FUND
                               ---------------------------------------------------------------------------------------------------
                                              ASSET DERIVATIVES                               LIABILITY DERIVATIVES
                               ------------------------------------------------- -------------------------------------------------
                                        STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
DERIVATIVE CONTRACTS(1)                  LIABILITIES LOCATION                        LIABILITIES LOCATION              VALUE
------------------------------ ------------------------------------------- ------------------------------------------- -----
Foreign exchange contracts(2). Unrealized appreciation on forward foreign  Unrealized depreciation on forward foreign
                               currency contracts                                                  currency contracts  $ --
                                                                                                                       ====

                                                                                            CHANGE IN UNREALIZED
                                                                                                APPRECIATION
                                   LOCATION OF GAIN (LOSS)         REALIZED GAIN (LOSS)        (DEPRECIATION)
                                       ON DERIVATIVES                 ON DERIVATIVES           ON DERIVATIVES
                                   RECOGNIZED IN STATEMENTS      RECOGNIZED IN STATEMENTS RECOGNIZED IN STATEMENTS
DERIVATIVE CONTRACTS(1)                 OF OPERATIONS                 OF OPERATIONS            OF OPERATIONS
------------------------------ --------------------------------- ------------------------ ------------------------
Foreign exchange contracts(2). Net realized foreign exchange gain (loss) on other assets and
                               liabilities/Change in unrealized
                               foreign exchange gain (loss) on
                               other assets and liabilities                          $837                   $1,680
                                                                                     ====                   ======

--------
(1)The Fund's derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional par amount outstanding for forward foreign currency contracts was $259,862.

   As of September 30, 2013, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Fund does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable:

                                                                                  U.S. GOVERNMENT SECURITIES FUND
                                                                      -------------------------------------------------------
                                                                        GROSS                           NET AMOUNTS OF ASSETS
                                                                      AMOUNTS OF  GROSS AMOUNTS OFFSET    PRESENTED IN THE
                                                                      RECOGNIZED  IN THE STATEMENTS OF  STATEMENTS OF ASSETS
ASSETS:                                                                 ASSETS   ASSETS AND LIABILITIES    AND LIABILITIES
-------                                                               ---------- ---------------------- ---------------------
DESCRIPTION
-----------
Derivatives:
  Total derivatives, subject to a master netting arrangement or
   similar arrangement............................................... $       --       $      --             $       --
                                                                      ----------       ---------             ----------
  Total derivatives, not subject to a master netting arrangement or
   similar arrangement...............................................         --              --                     --
                                                                      ----------       ---------             ----------
Total derivatives....................................................         --              --                     --
                                                                      ----------       ---------             ----------
Repurchase Agreements subject to a master netting arrangement or
 similar arrangement.................................................  2,682,000              --              2,682,000
                                                                      ----------       ---------             ----------
Total................................................................ $2,682,000       $      --             $2,682,000
                                                                      ==========       =========             ==========

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                   GROSS AMOUNTS NOT OFFSET IN THE
                                                   STATEMENTS OF ASSETS AND
                                                         LIABILITIES
                                                   -------------------------------
                                     NET AMOUNT OF
                                     ASSETS IN THE
                                     STATEMENTS OF
                                      ASSETS AND    FINANCIAL       COLLATERAL
COUNTERPARTY                          LIABILITIES  INSTRUMENTS@     RECEIVED@      NET AMOUNT#
------------                         ------------- ------------     ----------     -----------
State Street Bank and Trust Company.  $2,682,000   $(2,682,000)     $      --       $      --
                                      ==========   ===========      =========       =========

--------
@ For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
# Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

                                                                                             GNMA FUND
                                                                      -------------------------------------------------------
                                                                        GROSS                           NET AMOUNTS OF ASSETS
                                                                      AMOUNTS OF  GROSS AMOUNTS OFFSET    PRESENTED IN THE
                                                                      RECOGNIZED  IN THE STATEMENTS OF  STATEMENTS OF ASSETS
ASSETS:                                                                 ASSETS   ASSETS AND LIABILITIES    AND LIABILITIES
-------                                                               ---------- ---------------------- ---------------------
DESCRIPTION
-----------
Derivatives:
  Total derivatives, subject to a master netting arrangement or
   similar arrangement............................................... $       --       $      --             $       --
                                                                      ----------       ---------             ----------
  Total derivatives, not subject to a master netting arrangement or
   similar arrangement...............................................         --              --                     --
                                                                      ----------       ---------             ----------
Total derivatives....................................................         --              --                     --
                                                                      ----------       ---------             ----------
Repurchase Agreements subject to a master netting arrangement or
 similar arrangement.................................................  3,311,000              --              3,311,000
                                                                      ----------       ---------             ----------
Total................................................................ $3,311,000       $      --             $3,311,000
                                                                      ==========       =========             ==========

                                                   GROSS AMOUNTS NOT OFFSET IN THE
                                                   STATEMENTS OF ASSETS AND
                                                         LIABILITIES
                                                   -------------------------------
                                     NET AMOUNT OF
                                     ASSETS IN THE
                                     STATEMENTS OF
                                      ASSETS AND    FINANCIAL       COLLATERAL
COUNTERPARTY                          LIABILITIES  INSTRUMENTS@     RECEIVED@      NET AMOUNT#
------------                         ------------- ------------     ----------     -----------
State Street Bank and Trust Company.  $3,311,000   $(3,311,000)     $      --       $      --
                                      ==========   ===========      =========       =========

--------
@ For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
# Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

                                                                                        STRATEGIC BOND FUND
                                                                      -------------------------------------------------------
                                                                        GROSS                           NET AMOUNTS OF ASSETS
                                                                      AMOUNTS OF  GROSS AMOUNTS OFFSET    PRESENTED IN THE
                                                                      RECOGNIZED  IN THE STATEMENTS OF  STATEMENTS OF ASSETS
ASSETS:                                                                 ASSETS   ASSETS AND LIABILITIES    AND LIABILITIES
-------                                                               ---------- ---------------------- ---------------------
DESCRIPTION
-----------
Derivatives:
  Total derivatives, subject to a master netting arrangement or
   similar arrangement............................................... $       --       $      --             $       --
                                                                      ----------       ---------             ----------
  Total derivatives, not subject to a master netting arrangement or
   similar arrangement...............................................         --              --                     --
                                                                      ----------       ---------             ----------
Total derivatives....................................................         --              --                     --
                                                                      ----------       ---------             ----------
Repurchase Agreements subject to a master netting arrangement or
 similar arrangement.................................................  1,008,000              --              1,008,000
                                                                      ----------       ---------             ----------
Total................................................................ $1,008,000       $      --             $1,008,000
                                                                      ==========       =========             ==========

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                   GROSS AMOUNTS NOT OFFSET IN THE
                                                   STATEMENTS OF ASSETS AND
                                                         LIABILITIES
                                                   -------------------------------
                                     NET AMOUNT OF
                                     ASSETS IN THE
                                     STATEMENTS OF
                                      ASSETS AND    FINANCIAL       COLLATERAL
COUNTERPARTY                          LIABILITIES  INSTRUMENTS@     RECEIVED@      NET AMOUNT#
------------                         ------------- ------------     ----------     -----------
State Street Bank and Trust Company.  $1,008,000   $(1,008,000)     $      --       $      --
                                      ==========   ===========      =========       =========

--------
@ For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
# Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

                                                                                       HIGH YIELD BOND FUND
                                                                      -------------------------------------------------------
                                                                        GROSS                           NET AMOUNTS OF ASSETS
                                                                      AMOUNTS OF  GROSS AMOUNTS OFFSET    PRESENTED IN THE
                                                                      RECOGNIZED  IN THE STATEMENTS OF  STATEMENTS OF ASSETS
ASSETS:                                                                 ASSETS   ASSETS AND LIABILITIES    AND LIABILITIES
-------                                                               ---------- ---------------------- ---------------------
DESCRIPTION
-----------
Derivatives:
  Total derivatives, subject to a master netting arrangement or
   similar arrangement............................................... $       --       $      --             $       --
                                                                      ----------       ---------             ----------
  Total derivatives, not subject to a master netting arrangement or
   similar arrangement...............................................         54              --                     54
                                                                      ----------       ---------             ----------
Total derivatives....................................................         54              --                     54
                                                                      ----------       ---------             ----------
Repurchase Agreements subject to a master netting arrangement or
 similar arrangement.................................................  2,275,000              --              2,275,000
                                                                      ----------       ---------             ----------
Total................................................................ $2,275,054       $      --             $2,275,054
                                                                      ==========       =========             ==========

                                              GROSS AMOUNTS NOT OFFSET IN THE
                                              STATEMENTS OF ASSETS AND
                                                    LIABILITIES
                                              -------------------------------
                                NET AMOUNT OF
                                ASSETS IN THE
                                STATEMENTS OF
                                 ASSETS AND    FINANCIAL       COLLATERAL
COUNTERPARTY                     LIABILITIES  INSTRUMENTS@     RECEIVED@      NET AMOUNT#
------------                    ------------- ------------     ----------     -----------
Bank of America Securities LLC.  $  615,000   $  (615,000)     $      --       $      --
Barclays Capital PLC...........     355,000      (355,000)            --              --
BNP Paribas SA.................     355,000      (355,000)            --              --
Deutsche Bank AG...............     235,000      (235,000)            --              --
UBS Securities LLC.............     715,000      (715,000)            --              --
                                 ----------   -----------      ---------       ---------
                                 $2,275,000   $(2,275,000)     $      --       $      --
                                 ==========   ===========      =========       =========

--------
@ For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
# Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

   MORTGAGE-BACKED DOLLAR ROLLS: During the six months ended September 30, 2013, the GNMA Fund and the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The GNMA Fund and the Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

   investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended September 30, 2013, the GNMA Fund and the Strategic Bond Fund had realized gains (losses) from mortgage-backed dollar rolls of $(3,227,266) and $(74,766) respectively.

   WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: The Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended September 30, 2013, the GNMA Fund and Strategic Bond Fund purchased and/or sold when-issued securities and/or forward commitments.

   STRIPPED MORTGAGE-BACKED SECURITIES: Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield

   INFLATION-INDEXED BONDS: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

   In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

   of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.48%   $615,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $128,920,000, a repurchase price of $128,920,143, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL      MARKET
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   2.00%  09/30/2020 $131,890,000 $131,731,732

   As of September 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.47%   $355,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital PLC, dated September 30, 2013, bearing interest at a rate of 0.06% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,125, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL    MARKET
TYPE OF COLLATERAL     RATE      DATE      AMOUNT      VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   0.63%  05/31/2017 $77,176,000 $76,445,915

   As of September 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.47%   $355,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated September 30, 2013, bearing interest at a rate of 0.05% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,104, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL    MARKET
TYPE OF COLLATERAL     RATE      DATE      AMOUNT      VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   1.00%  05/15/2014 $75,836,500 $76,555,430

   As of September 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.47%   $235,000

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $49,945,000, a repurchase price of $49,945,056, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL    MARKET
TYPE OF COLLATERAL     RATE      DATE      AMOUNT      VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   4.13%  05/15/2015 $47,321,000 $51,025,288

   As of September 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

                            PERCENTAGE PRINCIPAL
FUND                        OWNERSHIP   AMOUNT
----                        ---------- ----------
U.S. Government Securities.    1.43%   $2,682,000
GNMA.......................    1.77     3,311,000
Strategic Bond.............    0.54     1,008,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank and Trust Co., dated September 30, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $187,306,000, a repurchase price of $187,306,000, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL      MARKET
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   0.25%  10/15/2015 $ 53,835,000 $ 53,787,410
U.S. Treasury Notes.   0.63    7/15/2016    7,385,000    7,403,315
U.S. Treasury Notes.   0.88    2/28/2017      925,000      926,827
U.S. Treasury Notes.   2.13   12/31/2015  123,525,000  128,938,854

   As of September 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.49%   $715,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   UBS Securities LLC, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $145,205,000, a repurchase price of $145,205,161, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL     MARKET
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ------------ -----------
U.S. Treasury Notes.   0.75%  10/31/2017 $100,000,000 $98,908,000
U.S. Treasury Notes.   1.75   01/31/2014   49,020,200  49,444,225

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)


   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 - 2011 or expected to be taken in each Fund's 2012 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)


   NEW ACCOUNTING PRONOUNCEMENTS: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning after January 1, 2013. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                              MANAGEMENT
                                           ASSETS                FEES
                                 ---------------------------- ----------
U.S. Government Securities Fund.           $0 - $200 million    0.650%
                                 (greater than) $200 million    0.620
                                 (greater than) $400 million    0.550
GNMA Fund.......................            $0 - $25 million    0.550
                                  (greater than) $25 million    0.500
                                  (greater than) $50 million    0.450
Strategic Bond Fund.............           $0 - $350 million    0.650
                                 (greater than) $350 million    0.600
High Yield Bond Fund............           $0 - $200 million    0.750
                                 (greater than) $200 million    0.720
                                 (greater than) $400 million    0.550

   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge). The High Yield Bond Fund is subadvised by Wellington Management Company, LLP ("Wellington Management"). Under the Subadvisory Agreements, PineBridge and Wellington Management manage the investment and reinvestment of the assets of the Strategic Bond Fund and the High Yield Bond Fund, respectively.

   SunAmerica pays PineBridge and Wellington Management fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge and Wellington with respect to the Strategic Bond Fund and High Yield Bond Fund are as follows:

                                                   SUBADVISORY
                                ASSETS                FEES
                      ---------------------------- -----------
Strategic Bond Fund..            $0 - 200 million     0.350%
                      (greater than) $200 million     0.250
                      (greater than) $500 million     0.200
High Yield Bond Fund.           $0 - $150 million     0.400
                      (greater than) $150 million     0.350
                      (greater than) $500 million     0.300

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations annual Fund operating expenses shall not include extraordinary expenses as determined under

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

   generally accepted accounting principles, or acquired Fund fees and expenses. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

FUND                                PERCENTAGE
----                                ----------
U.S. Government Securities Class A.    0.99%
U.S. Government Securities Class B.    1.64
U.S. Government Securities Class C.    1.64
GNMA Class A.......................    0.99
GNMA Class B.......................    1.64
GNMA Class C.......................    1.64
Strategic Bond Class A.............    1.40
Strategic Bond Class B.............    2.05
Strategic Bond Class C.............    2.05
High Yield Bond Class A............    1.36
High Yield Bond Class B............    2.01
High Yield Bond Class C............    2.01

   For the U.S. Government Fund and GNMA Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the six months ended September 30, 2013, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                            OTHER EXPENSES
FUND                          REIMBURSED
----                        --------------
U.S. Government Securities.    $99,148
GNMA.......................      1,229

                                    CLASS SPECIFIC
FUND                                   EXPENSES
----                                --------------
U.S. Government Securities Class A.    $153,616
U.S. Government Securities Class B.      12,969
U.S. Government Securities Class C.      24,822
GNMA Class A.......................     170,053
GNMA Class B.......................      22,055
GNMA Class C.......................      53,576
High Yield Bond Class A............      72,677
High Yield Bond Class B............      18,182
High Yield Bond Class C............      33,100

   At September 30, 2013, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

                                     OTHER EXPENSES
                                       REIMBURSED
                            ---------------------------------
                            MARCH 31, MARCH 31, SEPTEMBER 30,
FUND                          2014      2015        2015
----                        --------- --------- -------------
U.S. Government Securities. $119,482  $202,369     $99,148
GNMA.......................       --        --       1,229

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)


                                    CLASS SPECIFIC EXPENSES REIMBURSED
                                    ---------------------------------
                                    MARCH 31,  MARCH 31, SEPTEMBER 30,
FUND                                  2014       2015        2015
----                                ---------  --------- -------------
U.S. Government Securities Class A. $137,238   $297,796    $153,616
U.S. Government Securities Class B.    9,473     21,636      12,969
U.S. Government Securities Class C.   21,307     42,702      24,822
GNMA Class A.......................  203,781    394,834     170,053
GNMA Class B.......................   15,497     37,793      22,055
GNMA Class C.......................   51,904    115,143      53,576

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Plan" and collectively the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. Accordingly, for the six months ended September 30, 2013, SACS received fees (see the Statements of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the six months ended September 30, 2013, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  CLASS A                           CLASS B       CLASS C
                            ---------------------------------------------------- ------------- -------------
                                                                    CONTINGENT    CONTINGENT    CONTINGENT
                             SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED      DEFERRED
FUND                        CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES SALES CHARGES
----                        -------- -------------- -------------- ------------- ------------- -------------
U.S. Government Securities. $ 16,265    $  9,930       $ 3,748        $   --        $ 6,666       $ 1,178
GNMA.......................   76,359      52,726        10,700         2,265         21,058         4,411
Strategic Bond.............  293,728     152,608        90,640         2,264         46,389        24,276
High Yield Bond............   28,767      12,655        11,420            --          8,990           854

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

   annually by the Trustees. For the six months ended September 30, 2013, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                         PAYABLE AT
        FUND                                EXPENSES SEPTEMBER 30, 2013
        ----                                -------- ------------------
        U.S. Government Securities Class A. $129,191       20,060
        U.S. Government Securities Class B.    4,659          688
        U.S. Government Securities Class C.   11,723        1,670
        GNMA Class A.......................  155,399       21,536
        GNMA Class B.......................   14,283        2,070
        GNMA Class C.......................   42,336        5,469
        Strategic Bond Class A.............  346,805       51,725
        Strategic Bond Class B.............   59,236        8,977
        Strategic Bond Class C.............  276,486       40,312
        High Yield Bond Class A............   80,800       12,319
        High Yield Bond Class B............   14,466        2,050
        High Yield Bond Class C............   36,344        5,634

   At September 30, 2013, Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio, each a series of SunAmerica Series, Inc., and shares held through Pershing LLC, in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser, owned a percentage of the outstanding shares of the following Funds:

           FUND                             HOLDER                  PERCENTAGE
--------------------------- --------------------------------------- ----------
U.S. Government Securities. Focused Balanced Strategy Portfolio         16%
                            Focused Multi-Asset Strategy Portfolio      13
                            Pershing LLC                                 5
GNMA....................... Focused Balanced Strategy Portfolio          5
                            Pershing LLC                                24
Strategic Bond............. Pershing LLC                                 6
High Yield Bond............ Pershing LLC                                 9

Note 4. Purchases and Sales of Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six month ended September 30, 2013 were as follows:

                                                      U.S.
                                                   GOVERNMENT
                                                   SECURITIES      GNMA      STRATEGIC   HIGH YIELD
                                                      FUND         FUND      BOND FUND   BOND FUND
                                                   ----------- ------------ ------------ -----------
Purchases (excluding U.S. government securities).. $        -- $         -- $439,808,679 $29,378,936
Sales (excluding U.S. government securities)......          --           --  506,338,527  33,068,987
Purchases of U.S. government securities...........  57,639,274   87,633,637   64,285,171          --
Sales of U.S. government securities...............  79,615,650  162,370,819   70,793,515          --

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, distributions payable, deferred compensation plans, amortization of premium/discount, and treatment of defaulted securities.

                                     DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
                               FOR THE YEAR ENDED MARCH 31, 2013       FOR THE YEAR ENDED MARCH 31, 2013
-                           ---------------------------------------  -----------------------------------
                                         LONG-TERM      UNREALIZED
                             ORDINARY  GAINS/CAPITAL   APPRECIATION   ORDINARY          LONG-TERM
FUND                          INCOME   LOSS CARRYOVER (DEPRECIATION)   INCOME         CAPITAL GAINS
----                        ---------- -------------- --------------   -----------    -------------
U.S. Government Securities. $  431,193  $         --   $ 8,597,708   $ 4,398,492        $     --
GNMA.......................     32,626         2,683     4,588,431     6,729,729         871,615
Strategic Bond.............  1,850,698   (52,812,990)   10,351,778    22,960,807              --
High Yield Bond............    642,302   (53,081,995)   (4,857,300)    6,906,431              --

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   U.S.
                                                GOVERNMENT
                                                SECURITIES       GNMA        STRATEGIC    HIGH YIELD
                                                   FUND          FUND        BOND FUND    BOND FUND
                                               ------------  ------------  ------------  ------------
Cost.......................................... $122,484,168  $186,484,246  $568,284,196  $119,956,986
                                               ============  ============  ============  ============
Appreciation..................................    5,203,605     3,510,440     8,683,255     4,086,967
Depreciation..................................     (326,276)   (1,790,656)  (22,367,172)  (13,548,403)
                                               ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation) -- net. $  4,877,329  $  1,719,784  $(13,683,917) $ (9,461,436)
                                               ============  ============  ============  ============

   As of March 31, 2013, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                               CAPITAL LOSS CARRYFORWARD+     UNLIMITED+
-                           --------------------------------- ----------
FUND                           2016       2017       2018     ST    LT
----                        ---------- ---------- -----------  ---  ---
U.S. Government Securities. $       -- $       -- $        -- $--   $--
GNMA.......................         --         --          --  --    --
Strategic Bond.............         --         --  52,812,990  --    --
High Yield Bond............  2,374,447  9,384,737  41,322,811  --    --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:


                                                           U.S. GOVERNMENT SECURITIES FUND
                         --------------------------------------------------------------------------------------------------
                                                CLASS A                                           CLASS B
                         ----------------------------------------------------  --------------------------------------------
                                  FOR THE                                             FOR THE
                             SIX MONTHS ENDED                FOR THE              SIX MONTHS ENDED           FOR THE
                            SEPTEMBER 30, 2013             YEAR ENDED            SEPTEMBER 30, 2013         YEAR ENDED
                                (UNAUDITED)              MARCH 31, 2013             (UNAUDITED)           MARCH 31, 2013
                         ------------------------  --------------------------  ---------------------  ---------------------
                           SHARES       AMOUNT        SHARES        AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                         ----------  ------------  -----------  -------------  --------  -----------  --------  -----------
Shares sold(1)(2).......  1,777,426  $ 17,245,063    3,921,197  $  39,447,474    49,179  $   466,702   127,429  $ 1,295,234
Reinvested dividends....    107,960     1,036,747      328,546      3,322,601     2,235       21,513     9,726       98,256
Shares redeemed(1)(2)... (2,018,104)  (19,504,880)  (3,733,737)   (37,849,010) (116,869)  (1,117,894) (135,820)  (1,372,818)
                         ----------  ------------  -----------  -------------  --------  -----------  --------  -----------
Net increase (decrease).   (132,718) $ (1,223,070)     516,006  $   4,921,065   (65,455) $  (629,679)    1,335  $    20,672
                         ==========  ============  ===========  =============  ========  ===========  ========  ===========

                                    U.S. GOVERNMENT SECURITIES FUND
                         ----------------------------------------------------
                                                CLASS C
                         ----------------------------------------------------
                                  FOR THE
                             SIX MONTHS ENDED                FOR THE
                            SEPTEMBER 30, 2013             YEAR ENDED
                                (UNAUDITED)              MARCH 31, 2013
                         ------------------------  --------------------------
                           SHARES       AMOUNT        SHARES        AMOUNT
                         ----------  ------------  -----------  -------------
Shares sold.............     47,357  $    460,061      420,100  $   4,283,867
Reinvested dividends....      5,923        56,919       28,048        283,084
Shares redeemed.........   (339,710)   (3,260,690)    (673,224)    (6,807,829)
                         ----------  ------------  -----------  -------------
Net increase (decrease).   (286,430) $ (2,743,710)    (225,076) $  (2,240,878)
                         ==========  ============  ===========  =============

                                                                      GNMA FUND
                         --------------------------------------------------------------------------------------------------
                                                CLASS A                                           CLASS B
                         ----------------------------------------------------  --------------------------------------------
                                  FOR THE                                             FOR THE
                             SIX MONTHS ENDED                FOR THE              SIX MONTHS ENDED           FOR THE
                            SEPTEMBER 30, 2013             YEAR ENDED            SEPTEMBER 30, 2013         YEAR ENDED
                                (UNAUDITED)              MARCH 31, 2013             (UNAUDITED)           MARCH 31, 2013
                         ------------------------  --------------------------  ---------------------  ---------------------
                           SHARES       AMOUNT        SHARES        AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                         ----------  ------------  -----------  -------------  --------  -----------  --------  -----------
Shares sold(3)(4).......    867,276  $  9,497,699    5,416,785  $  62,579,052    93,575  $ 1,021,611   282,061  $ 3,259,259
Reinvested dividends....    119,087     1,291,193      380,593      4,365,435     6,488       70,483    19,598      225,123
Shares redeemed(3)(4)... (3,921,754)  (42,394,500) (13,849,327)  (159,070,338) (279,522)  (3,031,854) (371,142)  (4,278,192)
                         ----------  ------------  -----------  -------------  --------  -----------  --------  -----------
Net increase (decrease). (2,935,391) $(31,605,608)  (8,051,949) $ (92,125,851) (179,459) $(1,939,760)  (69,483) $  (793,810)
                         ==========  ============  ===========  =============  ========  ===========  ========  ===========

                                               GNMA FUND
                         ----------------------------------------------------
                                                CLASS C
                         ----------------------------------------------------
                                  FOR THE
                             SIX MONTHS ENDED                FOR THE
                            SEPTEMBER 30, 2013             YEAR ENDED
                                (UNAUDITED)              MARCH 31, 2013
                         ------------------------  --------------------------
                           SHARES       AMOUNT        SHARES        AMOUNT
                         ----------  ------------  -----------  -------------
Shares sold.............    178,863  $  1,981,985    1,048,290  $  12,116,850
Reinvested dividends....     18,762       204,375       80,372        924,664
Shares redeemed......... (1,709,029)  (18,628,771)  (2,502,463)   (28,716,232)
                         ----------  ------------  -----------  -------------
Net increase (decrease). (1,511,404) $(16,442,411)  (1,373,801) $ (15,674,718)
                         ==========  ============  ===========  =============

--------
(1)For the six months ended September 30, 2013, includes automatic conversion of 11,030 shares of Class B shares in the amount of $107,455 to 11,032 shares of Class A shares in the amount of $107,455.
(2)For the year ended March 31, 2013, includes automatic conversion of 43,544 shares of Class B shares in the amount of $441,515 to 43,558 shares of Class A shares in the amount of $441,515.
(3)For the six months ended September 30, 2013, includes automatic conversion of 26,219 shares of Class B shares in the amount of $286,120 to 26,289 shares of Class A shares in the amount of $286,120.
(4)For the year ended March 31, 2013, includes automatic conversion of 97,771 shares of Class B shares in the amount of $1,131,290 to 98,033 shares of Class A shares in the amount of $1,131,290.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)



                                                           STRATEGIC BOND FUND
                --------------------------------------------------------------------------------------------------------
                                       CLASS A                                              CLASS B
                -----------------------------------------------------  -------------------------------------------------
                         FOR THE                                               FOR THE
                     SIX MONTHS ENDED                FOR THE               SIX MONTHS ENDED              FOR THE
                    SEPTEMBER 30, 2013             YEAR ENDED             SEPTEMBER 30, 2013           YEAR ENDED
                       (UNAUDITED)               MARCH 31, 2013              (UNAUDITED)             MARCH 31, 2013
                -------------------------  --------------------------  -----------------------  ------------------------
                   SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Shares
 sold(1)(2)....  11,844,353  $ 41,983,667   39,698,118  $ 141,997,626     923,998  $ 3,261,627   3,254,487  $ 11,593,612

 Reinvested
 dividends.....   1,352,541     4,733,689    2,550,049      9,085,201     178,623      624,848     302,081     1,075,790
Shares
 redeemed(1)(2) (23,310,229)  (81,629,486) (35,270,059)  (125,154,964) (2,582,219)  (9,009,749) (2,823,364)  (10,038,084)
                -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Net
 increase
 (decrease).... (10,113,335) $(34,912,130)   6,978,108  $  25,927,863  (1,479,598) $(5,123,274)    733,204  $  2,631,318
                ===========  ============  ===========  =============  ==========  ===========  ==========  ============

                                 STRATEGIC BOND FUND
                -----------------------------------------------------
                                       CLASS C
                -----------------------------------------------------
                         FOR THE
                     SIX MONTHS ENDED                FOR THE
                    SEPTEMBER 30, 2013             YEAR ENDED
                       (UNAUDITED)               MARCH 31, 2013
                -------------------------  --------------------------
                   SHARES       AMOUNT        SHARES        AMOUNT
                -----------  ------------  -----------  -------------
Shares
 sold..........   3,261,627  $ 13,508,144   14,476,888  $  51,811,193

 Reinvested
 dividends.....     624,848     2,537,804    1,475,837      5,280,489
Shares
 redeemed......  (9,009,749)  (56,418,401) (13,406,963)   (47,878,110)
                -----------  ------------  -----------  -------------
Net
 increase
 (decrease)....  (5,123,274) $(40,372,453)   2,545,762  $   9,213,572
                ===========  ============  ===========  =============

                                                          HIGH YIELD BOND FUND
                --------------------------------------------------------------------------------------------------------
                                       CLASS A                                              CLASS B
                -----------------------------------------------------  -------------------------------------------------
                         FOR THE                                               FOR THE
                     SIX MONTHS ENDED                FOR THE               SIX MONTHS ENDED              FOR THE
                    SEPTEMBER 30, 2013             YEAR ENDED             SEPTEMBER 30, 2013           YEAR ENDED
                       (UNAUDITED)               MARCH 31, 2013              (UNAUDITED)             MARCH 31, 2013
                -------------------------  --------------------------  -----------------------  ------------------------
                   SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Shares
 sold(3)(4)....   3,685,093  $ 13,085,940    9,122,794  $  31,448,594     214,880  $   764,956   1,546,059  $  5,378,068

 Reinvested
 dividends.....     394,304     1,386,090      819,177      2,850,296      61,799      217,476     125,945       439,400
Shares
 redeemed(3)(4)  (5,089,102)  (17,830,654) (13,173,287)   (45,652,403)   (831,008)  (2,916,249) (1,157,337)   (4,051,421)
                -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Net
 increase
 (decrease)....  (1,009,705) $ (3,358,624)  (3,231,316) $ (11,353,513)   (554,329) $(1,933,817)    514,667  $  1,766,047
                ===========  ============  ===========  =============  ==========  ===========  ==========  ============

                                 HIGH YIELD BOND FUND
                -----------------------------------------------------
                                       CLASS C
                -----------------------------------------------------
                         FOR THE
                     SIX MONTHS ENDED                FOR THE
                    SEPTEMBER 30, 2013             YEAR ENDED
                       (UNAUDITED)               MARCH 31, 2013
                -------------------------  --------------------------
                   SHARES       AMOUNT        SHARES        AMOUNT
                -----------  ------------  -----------  -------------
Shares
 sold..........     563,958  $  2,017,556    1,161,535  $   4,046,891

 Reinvested
 dividends.....     153,233       541,487      342,771      1,199,593
Shares
 redeemed......  (1,215,775)   (4,296,011)  (2,817,449)    (9,874,909)
                -----------  ------------  -----------  -------------
Net
 increase
 (decrease)....    (498,584) $ (1,736,968)  (1,313,143) $  (4,628,425)
                ===========  ============  ===========  =============

--------
(1)For the six months ended September 30, 2013, includes automatic conversion of 222,563 shares of Class B shares in the amount of $778,984 to 222,563 shares of Class A shares in the amount of $778,984.
(2)For the year ended March 31, 2013, includes automatic conversion of 396,814 shares of Class B shares in the amount of $1,403,483 to 396,709 shares of Class A shares in the amount of $1,403,483.
(3)For the six months ended September 30, 2013, includes automatic conversion of 63,215 shares of Class B shares in the amount of $225,023 to 63,245 shares of Class A shares in the amount of $225,023.
(4)For the year ended March 31, 2013, includes automatic conversion of 207,491 shares of Class B shares in the amount of $724,006 to 207,774 shares of Class A shares in the amount of $724,006.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)


Note 7. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statements of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended September 30, 2013, the following Funds had borrowings:

                                                    WEIGHTED
                    DAYS     INTEREST    AVERAGE    AVERAGE
FUND             OUTSTANDING CHARGES  DEBT UTILIZED INTEREST
----             ----------- -------- ------------- --------
GNMA............      1        $446    $11,378,000    1.41%
Strategic Bond..      1          15        405,931    1.36
High Yield Bond.      6         131        563,219    1.41

   At September 30, 2013, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2013, none of the Funds participated in this program.

Note 9. Trustees' Retirement Plan

   The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustees may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustees of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustees and completed five (5) consecutive years of service as a Trustees of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Trustees may receive benefits upon (i) his or her death or disability while a Trustees or (ii) the termination of his or her tenure as a Trustees, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustees and Participant, each Eligible Trustees will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustees of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustees's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustees may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)


   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statements of Operations.

                                       AS OF SEPTEMBER 30, 2013
-                           -----------------------------------------------
                            RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
FUND                           LIABILITY        EXPENSE        PAYMENTS
----                        --------------- --------------- ---------------
U.S. Government Securities.     $5,095           $ 37           $1,786
GNMA.......................      3,015             79            1,027
Strategic Bond.............      3,529            176            1,158
High Yield Bond............      2,270             35              787

Note 10. Investment Concentration

   The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The U.S. Government Securities Fund and the GNMA Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Securities Fund and the GNMA Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At September 30, 2013, the Funds had 28.1% and 97.0%, respectively, of their net assets invested in such securities.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED)

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS

The Board of Trustees (the "Board" the members of which are referred to as "Trustees") of SunAmerica Income Funds (the "Trust"), including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust or its separate series (each a "Fund" and collectively, the "Funds"), SunAmerica Asset Management Corp. ("SunAmerica") PineBridge Investments LLC ("PineBridge") or Wellington Management Company, LLP ("Wellington," and together with PineBridge, the "Subadvisers") (the "Disinterested Trustees"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2014 at an in-person meeting held on June 4-5, 2013 (the "Meeting"). The Trust currently consists of four separate Funds, including the SunAmerica GNMA Fund ("GNMA Fund"), SunAmerica High Yield Bond Fund ("High Yield Bond Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund") and SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund").

At the Meeting, the Board, including the Disinterested Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and PineBridge with respect to the Strategic Bond Portfolio and the Subadvisory Agreement between SunAmerica and Wellington with respect to the High Yield Bond Portfolio (the "Subadvisory Agreements" and together with the Advisory Agreements, the "Agreements") for a one-year period ending June 30, 2014.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included (a) a summary of the services provided by SunAmerica and its affiliates to the Funds and by the Subadvisers; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits;
(d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers, (f) information about SunAmerica's and the Subadvisers' risk management process; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Disinterested Trustees, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers. The Board, including the Disinterested Trustees, considered the nature, quality and extent of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or trustees of the Trust without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board further considered certain strategic changes that SunAmerica intended to implement with respect to its investment department and concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other

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        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2013, SunAmerica managed, advised and/or administered approximately $54.8 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica's risk management process. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectus. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Funds.

The Board also considered the nature, quality and extent of services provided by each Subadviser to the applicable Fund. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by a Fund, or portion thereof, that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with each Subadviser, that each Subadviser:
(i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreements; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser's code of ethics and risk management process. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectus. The Board also reviewed each Subadviser's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as Subadvisers to the Funds. The Board concluded that the nature and extent of services provided by the Subadvisers under the Subadvisory Agreements were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance. The Board, including the Disinterested Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Universes.

It was noted that performance information was for the periods ended March 31, 2013. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

GNMA Fund. The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its Lipper Index the one-, three-, and five-year periods. The Board noted management's discussion of the Fund's performance, including the continued monitoring of the Fund, and also considered that management had provided the Board with information regarding certain potential options that were under consideration by management with respect to the Fund in order to address these performance concerns. The Board concluded that the Fund's performance was being addressed.

U.S. Government Securities Fund. The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one- and five-year periods and above the median of its Peer Group and Peer Universe for the three-year period.

84

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        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

The Board also considered that the Fund underperformed its Lipper Index for the one-, three-, and five-year periods. The Board noted management's discussion of the Fund's performance, including the continued monitoring of the Fund, and also considered that management had provided the Board with information regarding certain potential options that were under consideration by management with respect to the Fund in order to address these performance concerns. The Board concluded that the Fund's performance was being addressed.

High Yield Bond Fund. The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one-, three-, and five-year periods. The Board further considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance, including the continued monitoring of the Fund, and also considered that management had provided the Board with information regarding certain potential options that were under consideration with respect to the Fund in order to address these performance concerns. The Board concluded that the Fund's performance was being addressed.

Strategic Bond Fund. The Board considered that the Fund's performance was above the median of its Peer Group for the three-year period and below the median of its Peer Group for the one- and five-year periods. The Board also considered that the Fund's performance was above the median of its Peer Universe for the one- and three-year periods and below the median for the five-year period. The Board further considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods and outperformed its Lipper Index for the ten-year period. The Board noted management's discussion of the Fund's performance and concluded that the Fund's overall performance was satisfactory.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica and the Subadvisers and their Affiliates from the Relationship with the Funds. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each Fund. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund's net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board noted, however, that the mutual funds identified as similar to the U.S. Government Securities Fund and the GNMA fund are sold only in the variable annuity market and, accordingly, are in different Lipper classifications, with a peer groups consisting of funds underlying variable insurance products. The Board further noted that SunAmerica serves as subadviser to the mutual fund identified as similar to the U.S. Government Securities Fund and observed that the services SunAmerica provides as subadviser are much more limited in scope than in its role as investment manager

                                                                          85

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        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

and adviser to the Fund. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.

The Board also considered fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Funds for which they serves as adviser or subadviser, to the extent applicable. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the High Yield Bond Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Fund. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other mutual funds and accounts for which they serve as adviser or subadviser.

GNMA Fund. The Board considered that the Fund's actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussions regarding the Fund's expenses.

U.S. Government Securities Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

High Yield Bond Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Strategic Bond Fund. The Board considered that the Fund's actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Profitability. The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans and

86

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        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2013 -- (UNAUDITED) (CONTINUED)

Service Agreements. Additionally, the Board considered whether SunAmerica and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements from the Subadvisers and their affiliates and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Funds at certain levels. The Board observed that those expense caps and fee waivers benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers' management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Agreements, the Board also received information regarding SunAmerica's and the Subadvisers' brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities for the Funds they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits SunAmerica and the Subadvisers may derive from soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage; however, the Board noted that the securities in which the Funds invest are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Funds generally do not incur brokerage commissions. Accordingly, the Board observed that SunAmerica and the Subadvisers typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or the Subadvisers may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2014. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Disinterested Trustee may have attributed different weights to different factors. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

   TRUSTEES                   VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its com-plete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
    William J. Shea           Trust uses to           holdings with the U.S.
                              determine how to vote   Securities and
   OFFICERS                   proxies relating to     Exchange Commission
    John T. Genoy, President  secu-rities held in a   for its first and
    Donna M. Handel,          Fund's portfolio,       third fiscal quarters
      Treasurer               which is available in   on Form N-Q. The
    James Nichols, Vice       the Trust's Statement   Trust's Forms N-Q are
      President               of Additional           available on the
    Timothy Pettee, Vice      Information, may be     U.S. Securities and
      President               ob-tained without       Exchange Commis-sion
    Katherine Stoner, Vice    charge upon request,    website at
      President and Chief     by calling (800)        www.sec.gov. You can
      Compliance Officer      858-8850. The           also review and obtain
    Gregory N. Bressler,      in-formation is also    copies of the Forms
      Secretary               available from the      N-Q at the U.S.
    Nori L. Gabert, Vice      EDGAR database on the   Securities and
      President and           U.S. Secu-rities and    Exchange Commission
      Assistant Secretary     Exchange Commission's   Public Refer-ence Room
    Kathleen Fuentes, Chief   website at              in Washington DC
      Legal Officer and       http://www.sec.gov.     (information on the
      Assistant Secretary                             operation of the
    Gregory R. Kingston,      DELIVERY OF             Public Reference Room
      Vice President and      SHAREHOLDER DOCUMENTS   may be ob-tained by
      Assistant Treasurer     The Funds have adopted  calling
    John E. Smith Jr.,        a policy that allows    1-800-SEC-0330).
      Assistant Treasurer     them to send only one
    Matthew J. Hackethal,     copy of a Fund's        PROXY VOTING RECORD ON
      Anti-Money Laundering   prospectus, proxy       SUNAMERICA INCOME FUNDS
      Compliance Officer      material, annual        Information regarding
                              report and semi-annual  how the Funds voted
   INVESTMENT ADVISER         report (the             proxies relating to
    SunAmerica Asset          "shareholder            securities held in the
      Management Corp.        documents") to          Funds during the most
    Harborside Financial      shareholders with       recent twelve month
      Center                  multiple accounts       period ended June 30
    3200 Plaza 5              residing at the same    is available, once
    Jersey City, NJ           "household." This       filed with the U.S.
      07311-4992              practice is called      Securities and
                              householding and        Exchange Commission,
   DISTRIBUTOR                reduces Fund expenses,  without charge, upon
    SunAmerica Capital        which benefits you and  request, by calling
      Services, Inc.          other shareholders.     (800) 858-8850 or on
    Harborside Financial      Unless the Funds        the U.S. Securities
      Center                  receive instructions    and Exchange
    3200 Plaza 5              to the con-trary, you   Commission's website
    Jersey City, NJ           will only receive one   at http://www.sec.gov.
      07311-4992              copy of the
                              shareholder documents.  This report is
   SHAREHOLDER SERVICING      The Funds will          submitted solely for
   AGENT                      continue to household   the general
    SunAmerica Fund           the share-holder        information of
      Services, Inc.          documents               shareholders of the
    Harborside Financial      indefinitely, until we  Funds. Distribution of
      Center                  are instructed          this report to persons
    3200 Plaza 5              otherwise. If you do    other than
    Jersey City, NJ           not wish to             shareholders of the
      07311-4992              participate in          Funds is authorized
                              householding please     only in con-nection
   CUSTODIAN AND TRANSFER     contact Shareholder     with a currently
   AGENT                      Services at (800)       effective pro-spectus,
    State Street Bank and     858-8850 ext. 6010 or   setting forth details
      Trust Company           send a written request  of the Funds, which
    P.O. Box 5607             with your name, the     must precede or
    Boston, MA 02110          name of your fund(s)    accom-pany this report.
                              and your account
                              number(s) to            The accompanying
                              SunAmerica Mutual       report has not been
                              Funds c/o BFDS, P.O.    audited by independent
                              Box 219186, Kansas      accountants and
                              City MO, 64121-9186.    accordingly no
                              We will resume          opinions has been
                              individual mailings     expressed thereon.
                              for your account
                              within thirty (30)
                              days of receipt of
                              your request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:


                   1   GO TO WWW.SAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

INSAN - 9/13


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Sun America
Mutual Funds



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Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.


Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-
         101)), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 6, 2013

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 6, 2013